UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-5514

                      (Investment Company Act File Number)


                               MTB Group of Funds
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)




                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           C. Grant Anderson, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  4/30/07


                Date of Reporting Period:  Quarter ended 1/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS






MTB BALANCED FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

    SHARES OR PRINCIPAL AMOUNT     DESCRIPTION                                                                               VALUE
                                   COMMON STOCKS-63.6%
                                   AEROSPACE & DEFENSE-1.6%
                           500     Boeing Co.                                                                         $     44,780
                         4,100     Goodrich (B.F.) Co.                                                                     200,982
                         2,900     Northrop Grumman Corp.                                                                  205,726
                         1,100     United Technologies Corp.                                                                74,822
                                   TOTAL AEROSPACE & DEFENSE                                                          $    526,310
                                   AIR FREIGHT & LOGISTICS--0.7%
                         3,100     United Parcel Service, Inc.                                                             224,068
                                   BEVERAGES--2.1%
                         7,300     Coca-Cola Co.                                                                           349,524
                         1,100     Molson Coors Brewing Co., Class B                                                        88,880
                         3,500     PepsiCo, Inc.                                                                           228,340
                                   TOTAL BEVERAGES                                                                    $    666,744
                                   BIOTECHNOLOGY-0.9%
                         2,900   1 Amgen, Inc.                                                                             204,073
                           500   1 Genentech Inc.                                                                           43,685
                           800   1 Gilead Sciences, Inc.                                                                    51,456
                                   TOTAL BIOTECHNOLOGY                                                                $    299,214
                                   BUILDING PRODUCTS-0.1%
                           800     Masco Corp.                                                                              25,592
                                   CAPITAL MARKETS--1.8%
                         5,000     Federated Investors, Inc.                                                               176,550
                         1,200     Lehman Brothers Holdings, Inc.                                                           98,688
                         1,100     Morgan Stanley                                                                           91,069
                         3,500     Northern Trust Corp.                                                                    212,625
                                   TOTAL CAPITAL MARKETS                                                              $    578,932
                                   CHEMICALS-1.9%
                         7,100     Chemtura Corp.                                                                           81,792
                         4,100     Dow Chemical Co.                                                                        170,314
                         1,900     Lubrizol Corp.                                                                           97,888
                         2,000     Lyondell Chemical Co.                                                                    63,240
                         4,700     RPM International Inc.                                                                  109,181
                         3,100     Valspar Corp.                                                                            87,358
                                   TOTAL CHEMICALS                                                                    $    609,773
                                   COMMERCIAL BANKS-3.8%
                         4,000     Colonial BancGroup Inc.                                                                  98,160
                         1,800     Cullen Frost Bankers Inc.                                                                96,354
                         2,600     First Horizon National Corp.                                                            113,360
                         7,600     Huntington Bancshares Inc.                                                              176,928
                       200,000     KEYCORP Capital Trust VII                                                               185,774
                         4,200     South Financial Group Inc.                                                              108,528
                         2,300     SunTrust Bank Inc.                                                                      191,130
                         1,700     Wachovia Corp.                                                                           96,050
                         3,400     Wilmington Trust Corp.                                                                  142,562
                                   TOTAL COMMERCIAL BANKS                                                             $  1,208,846
                                   COMMERCIAL SERVICES &  SUPPLIES-0.6%
                         1,200     Avery Dennison Corp.                                                                     82,032
                         2,600     Donnelley (RR) & Sons Co.                                                                96,460
                                   TOTAL COMMERCIAL SERVICES &  SUPPLIES                                              $    178,492
                                   COMMUNICATIONS EQUIPMENT-2.4%
                         8,700   1 Cisco Systems, Inc.                                                                     231,333
                         5,900   1 Corning, Inc.                                                                           122,956
                         2,000     Motorola, Inc.                                                                           39,700
                        10,200     Nokia Oyj. Class A, ADR                                                                 225,420
                         4,100     Qualcomm, Inc.                                                                          154,406
                                   TOTAL COMMUNICATIONS EQUIPMENT                                                     $    773,815
                                   COMPUTERS & PERIPHERALS-1.4%
                           300   1 Apple Computer, Inc.                                                                     25,719
                         2,800   1 Dell Inc.                                                                                67,900
                         4,200   1 EMC Corp. Mass                                                                           58,758
                         1,800     Hewlett Packard Co.                                                                      77,904
                         2,200     IBM Corp.                                                                               218,130
                                   TOTAL COMPUTERS & PERIPHERALS                                                      $    448,411
                                   CONSTRUCTION & ENGINEERING--0.3%
                         1,800   1 Foster Wheeler Ltd.                                                                      96,246
                                   CONSUMER FINANCE-0.5%
                         1,600     American Express Co.                                                                     93,152
                         1,000     Capital One Financial Corp.                                                              80,400
                                   TOTAL CONSUMER FINANCE                                                             $    173,552
                                   CONTAINER  & PACKAGING-0.3%
                         3,900     Packaging Corp. America                                                                  89,076
                                   DIVERSIFIED CONSUMER SERVICES-0.6%
                         4,600     Block H & R Inc.                                                                        113,160
                         6,500     Service Master Company                                                                   84,825
                                   TOTAL DIVERSIFIED CONSUMER SERVICES                                                $    197,985
                                   DIVERSIFIED FINANCIAL SERVICES--0.3%
                         1,500     CIT Group Inc.                                                                           88,440
                                   DIVERSIFIED TELECOMMUNICATION SERVICES-0.9%
                         8,600     Citizens Communications Co.                                                             126,076
                         1,700     Verizon Communications Services                                                          65,484
                         7,000     Windstream Corp.                                                                        104,160
                                   TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                       $    295,720
                                   ELECTRICAL EQUIPMENT-0.3%
                         1,400     Rockwell Automation, Inc.                                                                85,694
                                   ELECTRIC UTILITIES-1.1%
                       200,000     Progress Energy Inc.                                                                    240,099
                         3,800     Pepco Holdings, Inc.                                                                     97,204
                                   TOTAL ELECTRIC UTILITIES                                                           $    337,303
                                   ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
                         1,800     Jabil Circuit, Inc.                                                                      43,182
                                   ENERGY EQUIPMENT & SERVICES-0.9%
                         1,600     ENSCO International, Inc.                                                                81,392
                         1,600     Schlumberger Ltd.                                                                       101,584
                         2,300   1 Weatherford International Ltd.                                                           92,874
                                   TOTAL ENERGY EQUIPMENT & SERVICES                                                  $    275,850
                                   FOOD PRODUCTS-1.7%
                         3,500     ConAgra Inc.                                                                             89,985
                         4,800     Hershey Foods Corp.                                                                     244,992
                       200,000     KRAFT Foods Inc.                                                                        201,717
                                   TOTAL FOOD PRODUCTS                                                                $    536,694
                                   FOOD & STAPLES RETAILING-0.9%
                         2,800     Sysco Corp.                                                                              96,740
                         3,700     Wal-Mart Stores, Inc.                                                                   176,453
                                   TOTAL FOOD & STAPLES RETAILING                                                     $    273,193
                                   HEALTH CARE EQUIPMENT & SUPPLIES-1.4%
                         6,000   1 Boston Scientific Corp.                                                                 110,700
                         3,700   1 Cytyc Corp.                                                                             107,004
                           700   1 Intuitive Surgical Inc.                                                                  68,887
                         2,000   1 Varian Medical System, Inc.                                                              92,260
                         1,000   1 Zimmer Holdings, Inc.                                                                    84,220
                                   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                             $    463,071
                                   HEALTH CARE PROVIDERS & SERVICES-1.5%
                         2,100     Caremark Rx, Inc.                                                                       128,646
                         1,400   1 Cerner Corp.                                                                             62,902
                         1,100   1 Express Scripts, Inc., Class A                                                           76,472
                         2,000   1 Pediatrix Medical Group                                                                 105,080
                         2,000     UnitedHealth Group, Inc.                                                                104,520
                                   TOTAL HEALTH CARE PROVIDERS & SERVICES                                             $    477,620
                                   HOTELS, RESTAURANTS & LEISURE-0.4%
                         2,000     Hilton Hotels Corp.                                                                      70,780
                         1,300   1 Starbucks Corp.                                                                          45,422
                                   TOTAL HOTELS, RESTAURANTS & LEISURE                                                $    116,202
                                   HOUSEHOLD DURABLES-0.3%
                         1,200     Black & Decker Corp.                                                                    104,736
                                   HOUSEHOLD PRODUCTS-1.9%
                           700     Colgate-Palmolive Co.                                                                    47,810
                         2,800     Kimberly Clark Corp.                                                                    194,320
                         5,700     Procter & Gamble Co.                                                                    369,759
                                   TOTAL HOUSEHOLD PRODUCTS                                                           $    611,889
                                   INDEPENDENT POWER PRODUCERS & ENERGY-0.1%
                         3,570   1 Dynegy Inc.                                                                              25,168
                                   INDUSTRIAL CONGLOMERATES-2.3%
                         3,100     3M Co.                                                                                  230,330
                        14,200     General Electric Co.                                                                    511,910
                                   TOTAL INDUSTRIAL CONGLOMERATES                                                     $    742,240
                                   INSURANCE-2.5%
                         3,200     American International Group, Inc.                                                      219,040
                         2,600     MBIA Inc.                                                                               186,758
                         1,900     Mercury General Corp                                                                     99,104
                         2,000     Protective Life Corp.                                                                    97,860
                         1,800     Radian Group Inc.                                                                       108,396
                         1,800     The St. Paul Travelers Cos Inc.                                                          91,530
                                   TOTAL INSURANCE                                                                    $    802,688
                                   INTERNET SOFTWARE & SERVICES-0.7%
                           300   1 Google Inc.                                                                             150,390
                         1,400     Walt Disney Co.                                                                          49,238
                         1,000   1 Yahoo, Inc.                                                                              28,310
                                   TOTAL INTERNET SOFTWARE & SERVICES                                                 $    227,938
                                   INTERNET & CATALOG RETAIL--0.1%
                           900   1 eBay, Inc.                                                                               29,151
                                   IT SERVICES-0.4%
                         3,000     Automatic Data Processing Inc.                                                          143,160
                                   LEISURE, EQUIPMENT & PRODUCTS-1.2%
                         2,900     Brunswick Corp.                                                                          98,919
                         6,000     Hasbro Inc.                                                                             170,400
                         2,400     Polaris Industries Inc.                                                                 112,224
                                   TOTAL LEISURE, EQUIPMENT & PRODUCTS                                                $    381,543
                                   MACHINERY-1.0%
                           500     Caterpillar, Inc.                                                                        32,035
                         1,600     Joy Global, Inc.                                                                         74,352
                         3,900     Pentair Inc.                                                                            121,524
                         3,300     Timken Co.                                                                               94,413
                                   TOTAL MACHINERY                                                                    $    322,324
                                   MEDIA--0.3%
                         4,500     News Corp., Inc.                                                                        104,625
                                   METALS & MINING--0.7%
                         1,800     Companhia Vale Do Rio Doce, ADR                                                          61,074
                         3,100     Freeport-McMoRan Copper & Gold, Inc., Class B                                           178,281
                                   TOTAL METALS & MINING                                                              $    239,355
                                   MULTILINE RETAIL-0.8%
                           500   1 Kohl's Corp.                                                                             35,455
                         1,300     Nordstrom Inc.                                                                           72,423
                           300   1 Sears Holdings Corp.                                                                     52,995
                         1,600     Target Corp.                                                                             98,176
                                   TOTAL MULTILINE RETAIL                                                             $    259,049
                                   MULTI - UTILITIES-1.7%
                       200,000     Centerpoint Energy                                                                      211,505
                         1,000     Consolidated Edison Co.                                                                  48,280
                         1,200     Dominion Resources, Inc.                                                                 99,552
                         3,800     NiSource Inc.                                                                            90,440
                         1,200     SCANA Corp.                                                                              48,864
                         3,400     TECO Energy Inc.                                                                         57,664
                                   TOTAL MULTI - UTILITIES                                                            $    556,305
                                   OIL, GAS & CONSUMABLE FUELS-6.0%
                         3,900     Chevron Corp.                                                                           284,232
                         3,600     ConocoPhillips                                                                          239,076
                         1,400     Devon Energy Corp.                                                                       98,126
                           800     EOG Resources, Inc.                                                                      55,304
                         9,300     ExxonMobil Corp.                                                                        689,130
                       200,000     Kinder Morgan Financial Corp.                                                           186,851
                         1,000     Marathon Oil Corp.                                                                       90,340
                         1,300     Peabody Energy Corp.                                                                     53,079
                         1,400   1 Southwestern Energy Co.                                                                  53,844
                         2,000     Sunoco Inc.                                                                             126,260
                         1,100     XTO Energy, Inc.                                                                         55,517
                                   TOTAL OIL, GAS & CONSUMABLE FUELS                                                  $  1,931,759
                                   PAPER FOREST PRODUCTS-0.8%
                         4,500     International Paper Co.                                                                 151,650
                         3,100     MeadWestvaco Corp.                                                                       93,434
                                   TOTAL PAPER FOREST PRODUCTS                                                        $    245,084
                                   PERSONAL PRODUCTS--0.2%
                         1,300     Estee Lauder Cos., Inc., Class A                                                         61,750
                                   PHARMACEUTICALS-4.2%
                         1,500     Abbott Laboratories                                                                      79,500
                         4,700     Eli Lilly & Co.                                                                         254,364
                         7,300     Johnson & Johnson                                                                       487,640
                         1,200     Novartis AG, ADR                                                                         69,228
                         8,300     Pfizer, Inc.                                                                            217,792
                         4,600     Wyeth                                                                                   227,286
                                   TOTAL PHARMACEUTICALS                                                              $  1,335,810
                                   REAL ESTATE INVESTMENT TRUSTS-0.4%
                        10,200     Annaly Mortgage Management Inc.                                                         140,556
                                   SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.8%
                         3,100     Analog Devices Inc.                                                                     101,525
                         3,300   1 Advanced Micro Devices, Inc.                                                             51,315
                        10,800     Intel Corp.                                                                             226,368
                         3,200     Linear Technology Corp.                                                                  99,040
                           900   1 MEMC Electronic Materials, Inc.                                                          47,160
                         2,000     Texas Instruments, Inc.                                                                  62,380
                                   TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                           $    587,788
                                   SOFTWARE-1.1%
                         2,500   1 Citrix System Inc.                                                                       79,175
                         1,500   1 Intuit, Inc.                                                                             47,175
                         7,200     Microsoft Corp.                                                                         222,192
                                   TOTAL SOFTWARE                                                                     $    348,542
                                   SPECIALTY RETAIL-3.1%
                           900   1 Bed Bath & Beyond, Inc.                                                                  37,971
                           900     Best Buy Co., Inc.                                                                       45,360
                         7,000     Foot Locker Inc.                                                                        157,080
                         8,500     GAP Inc.                                                                                162,945
                         7,800     Home Depot, Inc.                                                                        317,772
                         4,000     Limited Brands Inc.                                                                     111,760
                         3,800     Lowe's Cos., Inc.                                                                       128,098
                         1,600     Staples, Inc.                                                                            41,152
                                   TOTAL SPECIALTY RETAIL                                                             $  1,002,138
                                   TEXTILES, APPAREL & LUXURY GOODS--0.3%
                         1,300   1 Coach, Inc.                                                                              59,618
                           500     Nike, Inc., Class B                                                                      49,405
                                   TOTAL TEXTILES, APPAREL & LUXURY GOODS                                             $    109,023
                                   THRIFTS &  MORTGAGE FINANCE-1.9%
                         3,200     Astoria Financial Corp.                                                                  94,688
                           300     Federal Home Loan Mortgage Corp.                                                         19,479
                         2,300     MGIC Investment Corp.                                                                   141,956
                         9,600     New York Community Bancorp. Inc                                                         162,144
                         4,500     Washington Mutual Bank, Inc.                                                            200,655
                                   TOTAL THRIIFTS &  MORTGAGE FINANCE                                                 $    618,922
                                   TOBACCO-0.7%
                         2,600     Altria Group, Inc.                                                                      227,214
                                   WATER UTILITIES-0.3%
                         4,000     Aqua America Inc.                                                                        88,840
                                   WIRELESS TELECOMMUNICATION SERVICES-0.3%
                         1,400     Alltell Corp.                                                                            85,806
                                   TOTAL COMMON STOCKS                                                                $ 20,423,428
                                   (IDENTIFIED COST $18,204,287)
                                   COLLATERALIZED MORTGAGE OBLIGATIONS-3.0%
                                   FEDERAL HOME LOAN MORTGAGE CORPORATION--0.8%
  $                    255,381     (Series 2617), Class GW, 3.50%, 6/15/2016                                               248,875
                                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--0.0%
                         7,249     (Series 1998-23), Class C, 9.75%, 9/25/2018                                               7,767
                                   WHOLE LOAN-2.2%
                       311,634     Bank of America Mortgage Securities 2003-2, Class 2A1, 3.569%, 2/25/2034                305,924
                       127,692     Indymac INDA Mortgage Loan Trust 2005-AR1, Class 2A1, 5.104%, 11/25/2035                125,593
                       282,645     Morgan Stanley Mortgage Loan Trust (Series 2004-1) Class 1A8, 4.75%, 11/25/2018         275,797
                                   TOTAL WHOLE LOAN                                                                   $    707,314
                                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                          $    963,956
                                   (IDENTIFIED COST $996,609)
                                   CORPORATE BONDS-15.3%
                                   AUTOMOBILES--0.6%
                       200,000     DaimlerChrysler North America Holding Corp., (Series MTND), 5.75%, 9/8/2011             199,548
                                   BANKS-1.0%
                       170,000     BankBoston Capital Trust III, Company Guarantee, 6.079%, 6/15/2027                      170,492
                       152,000     Suntrust Capital III, Company Guarantee, 5.979%, 3/15/2028                              149,045
                                   TOTAL BANKS                                                                        $    319,537
                                   CABLE TV--0.8%
                       200,000     AT & T BroadBand Corp., 9.455%, 11/15/2022                                              261,403
                                   CAPITAL MARKETS-3.2%
                       125,883     Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034                               1,027,202
                                   DIVERSIFIED FINANCIAL SERVICES--1.6%
                       250,000     Citicorp Capital I, Company Guarantee, 7.933%, 2/15/2027                                260,014
                       250,000     J.P. Morgan Chase & Co., Unsecd. Note, 6.316%, 9/30/2034                                253,530
                                   TOTAL DIVERSIFIED FINANCIAL SERVICES                                               $    513,544
                                   ELECTRIC UTILITIES-0.6%
                       200,000     PPL Energy Supply LLC, 6.200%, 5/15/2016                                                206,082
                                   FOOD & STAPLES RETAILING--0.9%
                       300,000     Sysco Corp., Sr. Note, 5.375%, 9/21/2035                                                281,526
                                   FOOD PRODUCTS--0.6%
                       200,000     Archer-Daniels-Midland Co., 5.935%, 10/1/2032                                           199,838
                                   IT SERVICES--0.7%
                       250,000     Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016                                240,312
                                   MULTI-MEDIA-0.7%
                       200,000 2,3 Cox Enterprises Inc., 7.875%, 9/30/2031                                                 213,753
                                   OIL COMPANY-EXPLORATION & PRODUCTION-0.7%
                       200,000     KERR MCGEE Corp., 6.950%, 7/1/2024                                                      211,181
                                   OIL, GAS & CONSUMABLE FUELS-1.3%
                       225,000     Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                                    223,875
                       150,000     Devon Financing Corp., 7.875%, 9/30/2031                                                179,496
                                   TOTAL OIL, GAS & CONSUMABLE FUELS                                                  $    403,371
                                   REAL ESTATE INVESTMENT TRUST-0.6%
                       200,000     ISTAR Financial Inc., 5.875%, 3/15/2016                                                 197,573
                                   UTILITIES--0.4%
                       125,000     Pacific Gas & Electric Co., 6.05%, 3/1/2034                                             125,999
                                   WIRELESS TELECOMMUNICATION SERVICES--1.6%
                       500,000     American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012                              517,500
                                   TOTAL CORPORATE BONDS                                                              $  4,918,369
                                   (IDENTIFIED COST $4,909,865)
                                   MORTGAGE BACKED SECURITIES-11.8%
                                   FEDERAL HOME LOAN MORTGAGE CORPORATION-6.2%
                       335,963     Pool A15865, 5.50%, 11/1/2033                                                           332,142
                       473,128     Pool A19412, 5.00%, 3/1/2034                                                            456,509
                       760,441     Pool A26407, 6.00%, 9/1/2034                                                            764,742
                       420,018     Pool A46082, 5.00%, 7/1/2035                                                            404,608
                         6,514     Pool C00478, 8.50%, 9/1/2026                                                              6,839
                        30,406     Pool E46188, 6.50%, 4/1/2008                                                             30,524
                                   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                       $  1,995,364
                                   FEDERAL NATIONAL MORTGAGE ASSOCIATION-4.6%
                        10,074     Pool 008245, 8.000%, 12/1/2008                                                           10,084
                           100     Pool 124221, 7.00%, 2/1/2007                                                                100
                        51,473     Pool 533246, 7.50%, 4/1/2030                                                             53,215
                       717,219     Pool 797152, 5.00%, 11/1/2019                                                           703,614
                       703,509     Pool 868574, 5.50%, 4/1/2036                                                            693,088
                                   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                        $  1,460,101
                                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.0%
                        79,297     Pool 354677, 7.50%, 10/15/2023                                                           82,643
                       143,540     Pool 354765, 7.00%, 2/15/2024                                                           148,456
                        99,578     Pool 354827, 7.00%, 5/15/2024                                                           102,972
                                   TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                     $    334,071
                                   TOTAL MORTGAGE BACKED SECURITIES                                                   $  3,789,536
                                   (IDENTIFIED COST $3,830,877)
                                   U.S. TREASURY-0.4%
                                   U.S. TREASURY NOTES--0.4%
                        40,000     4.00%, 2/15/2014                                                                         38,063
                       100,000     4.50%, 11/15/2015                                                                        97,719
                                   TOTAL U.S. TREASURY                                                                $    135,782
                                   (IDENTIFIED COST $139,030)
                                   MUTUAL FUNDS-5.5%
                       722,815   4 MTB Prime Money Market Fund, Corporate Shares (7 Day Net Yield 4.98%)                   722,815
                       131,306     NorthEast Investment Trust                                                            1,034,694
                           529     SSgA Money Market Fund (7 Day Net Yield 5.00%)                                              529
                                   TOTAL MUTUAL FUNDS (IDENTIFIED COST $1,729,151)                                    $  1,758,038
                                   TOTAL INVESTMENTS-99.6%                                                            $ 31,989,109
                                   (IDENTIFIED COST $29,809,819)5
                                   OTHER ASSETS AND LIABILITIES-NET-0.4%                                              $    118,568
                                   TOTAL NET ASSETS-100%                                                              $ 32,107,677

1    Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, this restricted security amounted to $213,753, which represented 0.7% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2007, this liquid restricted security amounted to $213,753, which represented 0.7% of total net assets.

4    Affiliated company.

5 At January 31, 2007, the cost of investments for federal tax purposes amounts to $29,809,819. The net unrealized appreciation of investments for federal tax purposes was $2,179,290. This consists of net unrealized appreciation from investments for those securities having and excess of value over cost of $2,494,732 and net unrealized depreciation from investments for those securities having an excess of cost over value of $315,442.

    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


    The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt








MTB EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

 SHARES      DESCRIPTION                                                                                          VALUE
             COMMON STOCKS--98.7%
             AEROSPACE & DEFENSE--4.2%
  22,500     Goodrich (B.F.) Co.                                                                           $  1,102,950
  16,500     Northrop Grumman Corp.                                                                           1,170,510
                TOTAL AEROSPACE & DEFENSE                                                                     2,273,460
             AIR FREIGHT & LOGISTICS--1.4%
  10,700     United Parcel Service, Inc.                                                                        773,396
             BEVERAGES--2.8%
  20,900     Coca-Cola Co.                                                                                    1,000,692
   6,200     Molson Coors Brewing Co., Class B                                                                  500,960
                TOTAL BEVERAGES                                                                               1,501,652
             BUILDING PRODUCTS--0.2%
   4,200     Masco Corp.                                                                                        134,358
             CAPITAL MARKETS--3.9%
  27,700   1 Federated Investors, Inc.                                                                          978,087
  18,800     Northern Trust Corp.                                                                             1,142,100
                TOTAL CAPITAL MARKETS                                                                         2,120,187
             CHEMICALS--6.2%
  39,550     Chemtura Corp.                                                                                     455,616
  23,200     Dow Chemical Co.                                                                                   963,728
  10,800     Lubrizol Corp.                                                                                     556,416
  10,600     Lyondell Chemical Co.                                                                              335,172
  25,900     RPM, Inc.                                                                                          601,657
  16,200     Valspar Corp.                                                                                      456,516
                TOTAL CHEMICALS                                                                               3,369,105
             COMMERCIAL BANKS--9.1%
  21,900     Colonial BancGroup, Inc.                                                                           537,426
   8,700     Cullen Frost Bankers, Inc.                                                                         465,711
  12,800     First Horizon National Corp.                                                                       558,080
  38,400     Huntington Bancshares, Inc.                                                                        893,952
  23,756     South Financial Group, Inc.                                                                        613,855
  12,700     SunTrust Banks, Inc.                                                                             1,055,370
  19,400     Wilmington Trust Corp.                                                                             813,442
                TOTAL COMMERCIAL BANKS                                                                        4,937,836
             COMMERCIAL SERVICES & SUPPLIES--1.7%
   5,900     Avery Dennison Corp.                                                                               403,324
  14,400     Donnelley (R.R.) & Sons Co.                                                                        534,240
                TOTAL COMMERCIAL SERVICES & SUPPLIES                                                            937,564
             COMMUNICATIONS EQUIPMENT--2.2%
  55,400     Nokia Oyj, Class A, ADR                                                                          1,224,340
             CONSUMER FINANCE--2.1%
  25,500     Washington Mutual Bank                                                                           1,137,045
             CONTAINERS & PACKAGING--0.9%
  20,900     Packaging Corp. of America                                                                         477,356
             DIVERSIFIED CONSUMER SERVICES--1.9%
  24,700     Block (H&R), Inc.                                                                                  607,620
  34,200     ServiceMaster Co.                                                                                  446,310
                TOTAL DIVERSIFIED CONSUMER SERVICES                                                           1,053,930
             DIVERSIFIED TELECOMMUNICATION SERVICES--3.0%
  47,200     Citizens Communications Co., Class B                                                               691,952
   9,300     Verizon Communications                                                                             358,236
  37,600     Windstream Corp.                                                                                   559,488
                TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                  1,609,676
             ELECTRIC UTILITIES--1.0%
  20,800     Pepco Holdings, Inc.                                                                               532,064
             FOOD PRODUCTS--2.8%
  18,300     ConAgra, Inc.                                                                                      470,493
  20,700     Hershey Foods Corp.                                                                              1,056,528
                TOTAL FOOD PRODUCTS                                                                           1,527,021
             HOUSEHOLD DURABLES--1.1%
   6,600     Black & Decker Corp.                                                                               576,048
             HOUSEHOLD PRODUCTS--2.0%
  15,900     Kimberly-Clark Corp.                                                                             1,103,460
             IT SERVICES--1.4%
  16,200     Automatic Data Processing, Inc.                                                                    773,064
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
  15,682   2 Dynegy, Inc.                                                                                       110,558
             INDUSTRIAL CONGLOMERATES--3.9%
  12,200     3M Co.                                                                                             906,460
  33,300     General Electric Co.                                                                             1,200,465
                TOTAL INDUSTRIAL CONGLOMERATES                                                                2,106,925
             INSURANCE--3.9%
  14,200     MBIA Insurance Corp.                                                                             1,019,986
  10,500     Mercury General Corp.                                                                              547,680
  10,700     Protective Life Corp.                                                                              523,551
                TOTAL INSURANCE                                                                               2,091,217
             LEISURE EQUIPMENT & PRODUCTS--3.8%
  15,700     Brunswick Corp.                                                                                    535,527
  30,200     Hasbro, Inc.                                                                                       857,680
  13,900     Polaris Industries, Inc., Class A                                                                  649,964
                TOTAL LEISURE EQUIPMENT & PRODUCTS                                                            2,043,171
             MACHINERY--2.2%
  21,300     Pentair, Inc.                                                                                      663,708
  17,900     Timken Co.                                                                                         512,119
                TOTAL MACHINERY                                                                               1,175,827
             METALS & MINING--1.8%
  17,000     Freeport-McMoRan Copper & Gold, Inc., Class B                                                      977,670
             MULTI-UTILITIES--3.6%
   6,000     Consolidated Edison Co.                                                                            289,680
   6,700     Dominion Resources, Inc.                                                                           555,832
  20,700     NiSource, Inc.                                                                                     492,660
   7,000     SCANA Corp.                                                                                        285,040
  18,600     TECO Energy, Inc.                                                                                  315,456
                TOTAL MULTI-UTILITIES                                                                         1,938,668
             OIL, GAS & CONSUMABLE FUELS--6.8%
  14,600     Chevron Corp.                                                                                    1,064,048
  14,400     ConocoPhillips                                                                                     956,304
   6,400     ExxonMobil Corp.                                                                                   474,240
   5,700     Marathon Oil Corp.                                                                                 514,938
  10,800     Sunoco, Inc.                                                                                       681,804
                TOTAL OIL, GAS & CONSUMABLE FUELS                                                             3,691,334
             PAPER & FOREST PRODUCTS--2.4%
  25,000     International Paper Co.                                                                            842,500
  15,400     MeadWestvaco Corp.                                                                                 464,156
                TOTAL PAPER & FOREST PRODUCTS                                                                 1,306,656
             PHARMACEUTICALS--5.7%
  15,700     Lilly (Eli) & Co.                                                                                  849,684
  15,900     Johnson & Johnson                                                                                1,062,120
  17,000     Pfizer, Inc.                                                                                       446,080
  15,300     Wyeth                                                                                              755,973
                TOTAL PHARMACEUTICALS                                                                         3,113,857
             REAL ESTATE INVESTMENT TRUSTS--1.4%
  56,900     Annaly Mortgage Management, Inc.                                                                   784,082
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.3%
  16,800     Analog Devices, Inc.                                                                               550,200
  36,200     Intel Corp.                                                                                        758,752
  16,500     Linear Technology Corp.                                                                            510,675
                TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                                1,819,627
             SPECIALTY RETAIL--5.9%
  38,100     Foot Locker, Inc.                                                                                  854,964
  47,200     Gap (The), Inc.                                                                                    904,824
  22,500     Home Depot, Inc.                                                                                   916,650
  18,100     Limited Brands, Inc.                                                                               505,714
                TOTAL SPECIALTY RETAIL                                                                        3,182,152
             THRIFTS & MORTGAGE FINANCE--4.0%
  17,900     Astoria Financial Corp.                                                                            529,661
  12,200     MGIC Investment Corp.                                                                              752,984
  53,100     New York Community Bancorp, Inc.                                                                   896,859
                TOTAL THRIFTS & MORTGAGE FINANCE                                                              2,179,504
             WATER UTILITIES--1.0%
  23,600     Aqua America, Inc.                                                                                 524,156
             WIRELESS TELECOMMUNICATION SERVICES--0.9%
   7,800     Alltel Corp.                                                                                       478,062
                TOTAL COMMON STOCKS (IDENTIFIED COST $49,496,512)                                            53,585,028
           1 MUTUAL FUND--1.4%
 752,938     MTB Prime Money Market Fund, Corporate Shares (7 Day Net Yield 4.98%) (AT NET ASSET VALUE)         752,938
                TOTAL INVESTMENTS-100.1%                                                                     54,337,966
                (IDENTIFIED COST $50,249,450)3
                OTHER ASSETS AND LIABILITIES-NET-(0.1)%                                                        (64,421)
                TOTAL NET ASSETS-100%                                                                      $ 54,273,545

1    Affiliated company.

2    Non-income producing security.

3 At January 31, 2007, the cost of investments for federal tax purposes was $50,249,450. The net unrealized appreciation of investments for federal tax purposes was $4,088,516. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,629,830 and net unrealized depreciation from investments for those securities having an excess of cost over value of $541,314.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







MTB EQUITY INDEX FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES  DESCRIPTION   VALUE

<             COMMON STOCKS--99.8%
             AEROSPACE & DEFENSE--2.5%
   6,800     Boeing Co.                                         $     609,008
   3,500     General Dynamics Corp.                                   273,525
     885     Goodrich (B.F.) Co.                                       43,383
   7,000     Honeywell International, Inc.                            319,830
   1,150     L-3 Communications Holdings, Inc.                         94,691
   3,050     Lockheed Martin Corp.                                    296,429
   2,900     Northrop Grumman Corp.                                   205,726
     225     Precision Castparts Corp.                                 20,000
   3,700     Raytheon Co.                                             192,030
   1,440     Rockwell Collins, Inc.                                    98,222
   8,700     United Technologies Corp.                                591,774
                TOTAL AEROSPACE & DEFENSE                           2,744,618
             AIR FREIGHT & LOGISTICS--0.9%
   2,625     FedEx Corp.                                              289,800
     470     Ryder System, Inc.                                        25,634
   9,300     United Parcel Service, Inc.                              672,204
                TOTAL AIR FREIGHT & LOGISTICS                         987,638
             AIRLINES--0.1%
   6,659     Southwest Airlines Co.                                   100,551
             AUTO COMPONENTS--0.2%
   1,345   1 Goodyear Tire & Rubber Co.                                33,208
   1,540     Johnson Controls, Inc.                                   142,388
                TOTAL AUTO COMPONENTS                                 175,596
             AUTOMOBILES--0.4%
  17,200   1 Ford Motor Co.                                           139,836
   4,900     General Motors Corp.                                     160,916
   2,200     Harley Davidson, Inc.                                    150,194
                TOTAL AUTOMOBILES                                     450,946
             BEVERAGES--2.1%
   6,625     Anheuser-Busch Cos., Inc.                                337,676
     600     Brown-Forman Corp., Class B                               39,354
  17,700     Coca-Cola Co.                                            847,476
   2,300     Coca-Cola Enterprises, Inc.                               47,196
   1,700   1 Constellation Brands, Inc., Class A                       42,058
     485     Molson Coors Brewing Co., Class B                         39,188
  14,200     PepsiCo, Inc.                                            926,408
   1,100     The Pepsi Bottling Group, Inc.                            34,793
                TOTAL BEVERAGES                                     2,314,149
             BIOTECHNOLOGY--1.4%
  10,072   1 Amgen, Inc.                                              708,767
   1,540     Applera Corp.                                             53,530
   2,950   1 Biogen Idec, Inc.                                        142,603
   3,300   1 Celgene Corp.                                            177,144
   2,200   1 Genzyme Corp.                                            144,606
   4,100   1 Gilead Sciences, Inc.                                    263,712
   2,250   1 Medimmune, Inc.                                           77,985
                TOTAL BIOTECHNOLOGY                                 1,568,347
             BUILDING PRODUCTS--0.2%
   1,400     American Standard Cos., Inc.                              69,146
   3,400     Masco Corp.                                              108,766
                TOTAL BUILDING PRODUCTS                               177,912
             CAPITAL MARKETS--3.9%
   1,860     Ameriprise Financial, Inc.                               109,666
   6,600     Bank of New York Co., Inc.                               264,066
   1,050     Bear Stearns Cos., Inc.                                  173,092
   3,800   1 E*Trade Group, Inc.                                       92,644
     800     Federated Investors, Inc.                                 28,248
   1,400     Franklin Resources, Inc.                                 166,754
   3,700     Goldman Sachs Group, Inc.                                784,992
   1,700     Janus Capital Group, Inc.                                 34,816
   1,200     Legg Mason, Inc.                                         125,820
   4,500     Lehman Brothers Holdings, Inc.                           370,080
   3,535     Mellon Financial Corp.                                   151,086
   7,570     Merrill Lynch & Co., Inc.                                708,249
   9,100     Morgan Stanley                                           753,389
   1,670     Northern Trust Corp.                                     101,452
   8,900     Schwab (Charles) Corp.                                   168,388
   2,900     State Street Corp.                                       206,045
   2,300     T. Rowe Price Group, Inc.                                110,377
                TOTAL CAPITAL MARKETS                               4,349,164
             CHEMICALS--1.5%
   1,800     Air Products & Chemicals, Inc.                           134,388
     610     Ashland, Inc.                                             42,425
   8,200     Dow Chemical Co.                                         340,628
   7,925     Du Pont (E.I.) de Nemours & Co.                          392,763
     700     Eastman Chemical Co.                                      40,992
   1,390     Ecolab, Inc.                                              61,021
     800   1 Hercules, Inc.                                            15,688
     585     International Flavors & Fragrances, Inc.                  28,361
   4,600     Monsanto Co.                                             253,414
   1,390     PPG Industries, Inc.                                      92,143
   2,710     Praxair, Inc.                                            170,893
   1,150     Rohm & Haas Co.                                           59,869
   1,100     Sigma-Aldrich Corp.                                       41,745
                TOTAL CHEMICALS                                     1,674,330
             COMMERCIAL BANKS-4.0%
   4,610     BB&T Corp.                                               194,819
   1,232     Comerica, Inc.                                            73,058
   1,400     Commerce Bancorp, Inc.                                    47,292
   1,000     Compass Bancshares, Inc.                                  60,900
   4,700     Fifth Third Bancorp                                      187,530
     900     First Horizon National Corp.                              39,240
   2,000     Huntington Bancshares, Inc.                               46,560
   3,445     KeyCorp                                                  131,496
     600     M & T Bank Corp.                                          72,786
   2,200     Marshall & Ilsley Corp.                                  103,532
   5,400     National City Corp.                                      204,390
   2,400     PNC Financial Services Group                             177,048
   6,197     Regions Financial Corp.                                  224,703
   3,100     SunTrust Banks, Inc.                                     257,610
   2,592     Synovus Financial Corp.                                   82,763
  15,000     U.S. Bancorp                                             534,000
  16,496     Wachovia Corp.                                           932,024
  29,100     Wells Fargo & Co.                                      1,045,272
     800     Zions Bancorp                                             67,856
                TOTAL COMMERCIAL BANKS                              4,482,879
             COMMERCIAL SERVICES & SUPPLIES--0.5%
   1,600   1 Allied Waste Industries, Inc.                             20,464
     940     Avery Dennison Corp.                                      64,258
   1,100     Cintas Corp.                                              45,265
   1,900     Donnelley (R.R.) & Sons Co.                               70,490
   1,025     Equifax, Inc.                                             42,568
   1,100   1 Monster Worldwide, Inc.                                   54,351
   1,780     Pitney Bowes, Inc.                                        85,209
   1,300     Robert Half International, Inc.                           52,910
   4,650     Waste Management, Inc.                                   176,607
                TOTAL COMMERCIAL SERVICES & SUPPLIES                  612,122
             COMMUNICATIONS EQUIPMENT--2.6%
   1,100   1 ADC Telecommunications, Inc.                              17,754
   3,825   1 Avaya, Inc.                                               49,075
     685   1 CIENA Corp.                                               19,242
  52,450   1 Cisco Systems, Inc.                                    1,394,645
     800   1 Comverse Technology, Inc.                                 15,480
  13,500   1 Corning, Inc.                                            281,340
   1,562   1 JDS Uniphase Corp.                                        27,772
   4,800   1 Juniper Networks, Inc.                                    86,976
  21,050     Motorola, Inc.                                           417,842
  13,900     Qualcomm, Inc.                                           523,474
   4,285   1 Tellabs, Inc.                                             43,150
                TOTAL COMMUNICATIONS EQUIPMENT                      2,876,750
             COMPUTERS & PERIPHERALS--3.8%
   7,300   1 Apple Computer, Inc.                                     625,829
  19,500   1 Dell, Inc.                                               472,875
  19,100   1 EMC Corp. Mass                                           267,209
  23,650     Hewlett-Packard Co.                                    1,023,572
  13,000     IBM Corp.                                              1,288,950
     800   1 Lexmark International Group, Class A                      50,424
   1,400   1 NCR Corp.                                                 66,346
   3,300   1 Network Appliance, Inc.                                  124,080
   1,400   1 Qlogic Corp.                                              25,620
   1,950   1 Sandisk Corp.                                             78,390
   2,330   1 Seagate Technology, Inc., Rights                               0
  30,000   1 Sun Microsystems, Inc.                                   199,200
                TOTAL COMPUTERS & PERIPHERALS                       4,222,495
             CONSTRUCTION & ENGINEERING--0.0%
     700     Fluor Corp.                                               57,820
             CONSTRUCTION MATERIALS--0.1%
     900     Vulcan Materials Co.                                      91,656
             CONSUMER FINANCE-0.9%
  10,500     American Express Co.                                     611,310
   3,547     Capital One Financial Corp.                              285,179
   3,525     SLM Corp.                                                162,009
                TOTAL CONSUMER FINANCE                              1,058,498
             CONTAINERS & PACKAGING--0.2%
     860     Ball Corp.                                                39,835
     820     Bemis Co., Inc.                                           27,806
   1,165   1 Pactiv Corp.                                              37,793
     682     Sealed Air Corp.                                          44,944
     900     Temple-Inland, Inc.                                       44,946
                TOTAL CONTAINERS & PACKAGING                          195,324
             DISTRIBUTORS--0.1%
   1,360     Genuine Parts Co.                                         64,627
             DIVERSIFIED CONSUMER SERVICES--0.1%
   1,300   1 Apollo Group, Inc., Class A                               56,420
   2,500     Block (H&R), Inc.                                         61,500
                TOTAL DIVERSIFIED CONSUMER SERVICES                   117,920
             DIVERSIFIED FINANCIAL SERVICES--5.7%
  38,550     Bank of America Corp.                                  2,026,959
   1,500     CIT Group, Inc.                                           88,440
     320     Chicago Mercantile Exchange Holdings, Inc.               180,256
  42,300     Citigroup, Inc.                                        2,331,999
  29,832     J.P. Morgan Chase & Co.                                1,519,344
   2,000     Moody's Corp.                                            143,120
                TOTAL DIVERSIFIED FINANCIAL SERVICES                6,290,118
             DIVERSIFIED TELECOMMUNICATION SERVICES--3.0%
  53,500     AT&T, Inc.                                             2,013,191
   1,000     CenturyTel, Inc.                                          44,840
   2,600     Citizens Communications Co., Class B                      38,116
   1,300     Embarq Corp.                                              72,163
  13,854   1 Qwest Communications International, Inc.                 112,910
  24,900     Verizon Communications, Inc.                             959,148
   3,853     Windstream Corp.                                          57,333
                TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES        3,297,701
             ELECTRIC UTILITIES--1.5%
   1,200   1 Allegheny Energy, Inc.                                    55,824
   3,402     American Electric Power Co., Inc.                        148,089
   2,765     Edison International                                     124,370
   1,780     Entergy Corp.                                            165,273
   5,632     Exelon Corp.                                             337,864
   3,270     FPL Group, Inc.                                          185,245
   2,900     FirstEnergy Corp.                                        172,057
   3,030     PPL Corp.                                                107,868
     900     Pinnacle West Capital Corp.                               43,911
   1,927     Progress Energy, Inc.                                     91,610
     825   1 Progress Energy, Inc.                                        268
   6,700     Southern Co.                                             244,751
                TOTAL ELECTRIC UTILITIES                            1,677,130
             ELECTRICAL EQUIPMENT--0.5%
   1,300     American Power Conversion Corp.                           39,962
     850     Cooper Industries Ltd., Class A                           77,681
   6,800     Emerson Electric Co.                                     305,796
   1,475     Rockwell Automation, Inc.                                 90,285
                TOTAL ELECTRICAL EQUIPMENT                            513,724
             ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
   3,780   1 Agilent Technologies, Inc.                               120,960
   2,100     Jabil Circuit, Inc.                                       50,379
   1,150     Molex, Inc.                                               33,798
   4,000   1 Sanmina-SCI Corp.                                         14,000
   7,500   1 Solectron Corp.                                           24,375
     600     Tektronix, Inc.                                           16,962
                TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS              260,474
             ENERGY EQUIPMENT & SERVICES--1.7%
   2,450     BJ Services Co.                                           67,767
   2,795     Baker Hughes, Inc.                                       192,939
   1,200     ENSCO International, Inc.                                 61,044
   8,700     Halliburton Co.                                          256,998
   2,700   1 Nabors Industries Ltd.                                    81,756
   1,500   1 National-Oilwell, Inc.                                    90,960
   1,200     Noble Corp.                                               89,940
     860     Rowan Cos., Inc.                                          28,285
  10,100     Schlumberger Ltd.                                        641,249
   1,900     Smith International, Inc.                                 75,392
   2,500   1 Transocean Sedco Forex, Inc.                             193,425
   3,000   1 Weatherford International Ltd.                           121,140
                TOTAL ENERGY EQUIPMENT & SERVICES                   1,900,895
             FOOD & STAPLES RETAILING--2.2%
   7,100     CVS Corp.                                                238,915
   3,930     Costco Wholesale Corp.                                   220,787
   6,200     Kroger Co.                                               158,720
   1,592     SUPERVALU, Inc.                                           60,464
   3,955     Safeway Inc.                                             142,499
   5,300     Sysco Corp.                                              183,115
  21,125     Wal-Mart Stores, Inc.                                  1,007,451
   8,600     Walgreen Co.                                             389,580
   1,400     Whole Foods Market, Inc.                                  60,466
                TOTAL FOOD & STAPLES RETAILING                      2,461,997
             FOOD PRODUCTS--1.0%
   5,600     Archer-Daniels-Midland Co.                               179,200
   1,715     Campbell Soup Co.                                         65,993
   4,300     ConAgra, Inc.                                            110,553
   1,200   1 Dean Foods Co.                                            53,100
   3,100     General Mills, Inc.                                      177,444
   2,650     Heinz (H.J.) Co.                                         124,868
   1,470     Hershey Foods Corp.                                       75,029
   2,100     Kellogg Co.                                              103,467
   1,000     McCormick & Co., Inc.                                     39,040
   5,920     Sara Lee Corp.                                           101,528
   1,900     Tyson Foods, Inc., Class A                                33,725
   1,900     Wrigley (Wm.), Jr. Co.                                    97,888
                TOTAL FOOD PRODUCTS                                 1,161,835
             GAS UTILITIES--0.1%
     340     NICOR, Inc.                                               15,470
     400     Peoples Energy Corp.                                      17,420
     800     Questar Corp.                                             64,960
                TOTAL GAS UTILITIES                                    97,850
             HEALTH CARE EQUIPMENT & SUPPLIES-1.9%
     790     Bard (C.R.), Inc.                                         65,191
     440     Bausch & Lomb, Inc.                                       24,499
   5,700     Baxter International, Inc.                               283,062
   2,055     Becton, Dickinson & Co.                                  158,112
   2,200     Biomet, Inc.                                              93,192
  10,100   1 Boston Scientific Corp.                                  186,345
   1,300   1 Hospira, Inc.                                             47,814
   9,925     Medtronic, Inc.                                          530,491
     430   1 Millipore Corp.                                           29,446
   1,030     PerkinElmer, Inc.                                         24,586
   2,800   1 St. Jude Medical, Inc.                                   119,728
   2,700     Stryker Corp.                                            167,238
   3,680   1 Thermo Electron Corp.                                    176,088
     850   1 Waters Corp.                                              48,186
   2,100   1 Zimmer Holdings, Inc.                                    176,862
                TOTAL HEALTH CARE EQUIPMENT & SUPPLIES              2,130,840
             HEALTH CARE PROVIDERS & SERVICES--2.5%
   4,500     Aetna, Inc.                                              189,720
   1,600     AmerisourceBergen Corp.                                   83,808
     950     CIGNA Corp.                                              125,780
   3,480     Cardinal Health, Inc.                                    248,542
   3,700     Caremark Rx, Inc.                                        226,662
   1,375   1 Coventry Health Care, Inc.                                70,881
   1,200   1 Express Scripts, Inc., Class A                            83,424
   1,825   1 Health Management Associates, Inc., Class A               35,496
   1,450   1 Humana, Inc.                                              80,475
   1,750     IMS Health, Inc.                                          50,505
   1,000   1 Laboratory Corp. of America Holdings                      73,440
     590     Manor Care, Inc.                                          31,412
   2,531     McKesson HBOC, Inc.                                      141,103
   2,500   1 Medco Health Solutions, Inc.                             148,025
   1,300   1 Patterson Cos., Inc.                                      48,893
   1,500     Quest Diagnostic, Inc.                                    78,720
   3,637   1 Tenet Healthcare Corp.                                    25,677
  11,550     UnitedHealth Group, Inc.                                 603,603
   5,400   1 Wellpoint, Inc.                                          423,252
                TOTAL HEALTH CARE PROVIDERS & SERVICES              2,769,418
             HOTELS, RESTAURANTS & LEISURE--1.6%
   4,000     Carnival Corp.                                           206,240
   1,350     Darden Restaurants, Inc.                                  52,839
   1,600     Harrah's Entertainment, Inc.                             135,168
   3,500     Hilton Hotels Corp.                                      123,865
   3,000     International Game Technology                            130,380
   3,100     Marriott International, Inc., Class A                    149,234
  10,700     McDonald's Corp.                                         474,545
   6,400   1 Starbucks Corp.                                          223,616
   1,800     Starwood Hotels & Resorts Worldwide, Inc.                112,644
     935     Wendy's International, Inc.                               31,753
   1,600   1 Wyndham Worldwide Corp.                                   49,920
   2,325     Yum! Brands, Inc.                                        139,523
                TOTAL HOTELS, RESTAURANTS & LEISURE                 1,829,727
             HOUSEHOLD DURABLES--0.7%
     625     Black & Decker Corp.                                      54,550
     960     Centex Corp.                                              51,542
   2,400     D. R. Horton, Inc.                                        69,744
   1,400     Fortune Brands, Inc.                                     117,208
     550     Harman International Industries, Inc.                     52,013
     800     KB HOME                                                   43,376
   1,400     Leggett and Platt, Inc.                                   33,936
   1,100     Lennar Corp., Class A                                     59,818
   2,250     Newell Rubbermaid, Inc.                                   66,465
   2,000     Pulte Homes, Inc.                                         68,680
     480     Snap-On, Inc.                                             23,141
     700     Stanley Works                                             40,082
     700     Whirlpool Corp.                                           64,001
                TOTAL HOUSEHOLD DURABLES                              744,556
             HOUSEHOLD PRODUCTS--2.2%
   1,175     Clorox Co.                                                76,868
   4,450     Colgate-Palmolive Co.                                    303,935
   3,930     Kimberly-Clark Corp.                                     272,742
  27,290     Procter & Gamble Co.                                   1,770,302
                TOTAL HOUSEHOLD PRODUCTS                            2,423,847
             IT SERVICES--1.1%
   1,100   1 Affiliated Computer Services, Inc., Class A               53,889
   4,800     Automatic Data Processing, Inc.                          229,056
   1,200   1 Cognizant Technology Solutions Corp.                     102,348
   1,400   1 Computer Sciences Corp.                                   73,444
   1,100   1 Convergys Corp.                                           28,644
   4,425     Electronic Data Systems Corp.                            116,422
   1,400     Fidelity National Information Services, Inc.              59,528
   6,500     First Data Corp.                                         161,590
   1,450   1 Fiserv, Inc.                                              76,226
   3,000     Paychex, Inc.                                            120,030
     956     Sabre Group Holdings, Inc.                                30,888
   2,570   1 Unisys Corp.                                              22,153
   6,500     Western Union Co.                                        145,210
                TOTAL IT SERVICES                                   1,219,428
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
   5,800   1 AES Corp.                                                120,582
   1,900   1 Calpine Corp.                                              2,736
   1,355     Constellation Energy Group                                98,305
   2,918   1 Dynegy, Inc.                                              20,572
   4,169   1 Mirant Corp.                                                   0
   4,100     TXU Corp.                                                221,728
                TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADE      463,923
             INDUSTRIAL CONGLOMERATES--3.9%
   6,400     3M Co.                                                   475,520
  88,800     General Electric Co.                                   3,201,240
     960     Textron Inc.                                              89,443
  17,241     Tyco International Ltd.                                  549,643
                TOTAL INDUSTRIAL CONGLOMERATES                      4,315,846
             INSURANCE--4.6%
   2,430     AON Corp.                                                 87,140
   2,800     Ace Ltd.                                                 161,784
   4,275     Aflac, Inc.                                              203,533
   5,385     Allstate Corp.                                           323,962
     850     Ambac Financial Group, Inc.                               74,885
  22,500     American International Group, Inc.                     1,540,125
   3,650     Chubb Corp.                                              189,946
   1,700     Cincinnati Financial Corp.                                76,058
   3,800     Genworth Financial, Inc., Class A                        132,620
   2,625     Hartford Financial Services Group, Inc.                  249,139
   2,378     Lincoln National Corp.                                   159,659
   1,050     MBIA Insurance Corp.                                      75,421
   4,980     Marsh & McLennan Cos., Inc.                              146,910
   6,500     MetLife, Inc.                                            403,780
   2,500     Principal Financial Group                                154,025
   6,840     Progressive Corp., OH                                    158,620
   4,200     Prudential Financial, Inc.                               374,346
     925     SAFECO Corp.                                              59,209
   5,775     The St. Paul Travelers Cos., Inc.                        293,659
     800     Torchmark Corp.                                           51,992
   2,995     UNUMProvident Corp.                                       65,890
   1,550     XL Capital Ltd., Class A                                 106,950
                TOTAL INSURANCE                                     5,089,653
             INTERNET & CATALOG RETAIL--0.2%
   2,700   1 Amazon.com, Inc.                                         101,709
   1,900   1 IAC Interactive Corp.                                     72,960
                TOTAL INTERNET & CATALOG RETAIL                       174,669
             INTERNET SOFTWARE & SERVICES-1.4%
   1,860   1 Google Inc.                                              932,418
   2,311   1 Verisign, Inc.                                            55,233
  10,300   1 Yahoo, Inc.                                              291,593
  10,000   1 eBay, Inc.                                               323,900
                TOTAL INTERNET SOFTWARE & SERVICES                  1,603,144
             LEISURE EQUIPMENT & PRODUCTS--0.2%
     700     Brunswick Corp.                                           23,877
   2,660     Eastman Kodak Co.                                         68,788
   1,300     Hasbro, Inc.                                              36,920
   3,040     Mattel, Inc.                                              74,054
                TOTAL LEISURE EQUIPMENT & PRODUCTS                    203,639
             MACHINERY--1.5%
   5,650     Caterpillar, Inc.                                        361,995
     410     Cummins, Inc.                                             55,170
   2,000     Danaher Corp.                                            148,120
   2,000     Deere & Co.                                              200,560
   1,760     Dover Corp.                                               87,296
   1,390     Eaton Corp.                                              108,906
   1,500     ITT Corp.                                                 89,475
   3,750     Illinois Tool Works, Inc.                                191,212
   2,650     Ingersoll-Rand Co., Class A                              113,632
   2,142     PACCAR, Inc.                                             143,236
     980     Pall Corp.                                                34,065
   1,073     Parker-Hannifin Corp.                                     88,801
     800   1 Terex Corp.                                               45,512
                TOTAL MACHINERY                                     1,667,980
             MEDIA--3.7%
   6,951     CBS Corp. (New), Class B                                 216,663
   4,300     Clear Channel Communications, Inc.                       156,176
  18,000   1 Comcast Corp., Class A                                   797,760
   6,000   1 DIRECTV Group, Inc.                                      146,340
     425     Dow Jones & Co.                                           16,027
     700     E.W. Scripps Co., Class A                                 34,181
   1,900     Gannett Co., Inc.                                        110,466
   3,577   1 Interpublic Group Cos., Inc.                              47,073
   3,000     McGraw-Hill Cos., Inc.                                   201,240
     360     Meredith Corp.                                            21,226
   1,270     New York Times Co., Class A                               29,324
  20,300     News Corp., Inc.                                         471,975
   1,470     Omnicom Group, Inc.                                      154,644
  34,250     Time Warner, Inc.                                        749,048
   1,900     Tribune Co.                                               58,026
   1,800   1 Univision Communications, Inc., Class A                   64,278
   5,900   1 Viacom, Inc., Class B                                    239,953
  18,100     Walt Disney Co.                                          636,577
                TOTAL MEDIA                                         4,150,977
             METALS & MINING--1.0%
   7,400     Alcoa, Inc.                                              239,020
     900     Allegheny Technologies, Inc.                              93,141
   1,800     Freeport-McMoRan Copper & Gold, Inc., Class B            103,518
   4,000     Newmont Mining Corp.                                     180,400
   2,700     Nucor Corp.                                              174,258
   1,800     Phelps Dodge Corp.                                       222,480
   1,000     United States Steel Corp.                                 83,490
                TOTAL METALS & MINING                               1,096,307
             MULTI-UTILITIES--1.3%
   1,560     Ameren Corp.                                              82,852
   1,700     CMS Energy Corp.                                          28,373
   2,360     CenterPoint Energy, Inc.                                  40,734
   2,300     Consolidated Edison Co.                                  111,044
   1,345     DTE Energy Co.                                            62,368
   3,100     Dominion Resources, Inc.                                 257,176
  10,408     Duke Energy Corp.                                        204,934
   1,300     KeySpan Corp.                                             53,040
   2,692     NiSource, Inc.                                            64,070
   2,980     P G & E Corp.                                            139,106
   2,110     Public Service Enterprises Group, Inc.                   141,433
   2,276     Sempra Energy                                            130,597
   1,600     TECO Energy, Inc.                                         27,136
   3,028     Xcel Energy, Inc.                                         70,643
                TOTAL MULTI-UTILITIES                               1,413,506
             MULTILINE RETAIL--1.2%
     890   1 Big Lots, Inc.                                            23,078
     600     Dillards, Inc., Class A                                   20,604
   2,850     Dollar General Corp.                                      48,279
   1,250     Family Dollar Stores, Inc.                                40,500
   4,616     Federated Department Stores, Inc.                        191,518
   2,700   1 Kohl's Corp.                                             191,457
   1,750     Nordstrom, Inc.                                           97,493
   1,900     Penney (J.C.) Co., Inc.                                  154,356
     700   1 Sears Holdings Corp.                                     123,655
   7,220     Target Corp.                                             443,019
                TOTAL MULTILINE RETAIL                              1,333,959
             OFFICE ELECTRONICS--0.1%
   7,800   1 Xerox Corp.                                              134,160
             OIL, GAS & CONSUMABLE FUELS-8.0%
   3,900     Anadarko Petroleum Corp.                                 170,625
   2,900     Apache Corp.                                             211,613
   1,800     CONSOL Energy, Inc.                                       61,974
   3,500     Chesapeake Energy Corp.                                  103,635
  18,900     Chevron Corp.                                          1,377,432
  14,233     ConocoPhillips                                           945,214
   3,800     Devon Energy Corp.                                       266,342
   2,200     EOG Resources, Inc.                                      152,086
   6,300     El Paso Corp.                                             97,776
  50,200     Exxon Mobil Corp.                                      3,719,820
   2,310     Hess Corp.                                               124,717
     900     Kinder Morgan, Inc.                                       95,400
   3,075     Marathon Oil Corp.                                       277,796
   1,600     Murphy Oil Corp.                                          79,536
   7,600     Occidental Petroleum Corp.                               352,336
   2,275     Peabody Energy Corp.                                      92,888
   5,204     Spectra Energy Corp.                                     135,928
   1,050     Sunoco, Inc.                                              66,287
   5,100     Valero Energy Corp.                                      276,828
   5,125     Williams Cos., Inc.                                      138,324
   3,200     XTO Energy, Inc.                                         161,504
                TOTAL OIL, GAS & CONSUMABLE FUELS                   8,908,061
             PAPER & FOREST PRODUCTS--0.3%
   3,790     International Paper Co.                                  127,723
   1,365     MeadWestvaco Corp.                                        41,141
   2,050     Weyerhaeuser Co.                                         153,750
                TOTAL PAPER & FOREST PRODUCTS                         322,614
             PERSONAL PRODUCTS--0.1%
   3,700     Avon Products, Inc.                                      127,243
     900     Estee Lauder Cos., Inc., Class A                          42,750
                TOTAL PERSONAL PRODUCTS                               169,993
             PHARMACEUTICALS--6.4%
  13,300     Abbott Laboratories                                      704,900
   1,275     Allergan, Inc.                                           148,805
     900   1 Barr Laboratories, Inc.                                   48,168
  16,675     Bristol-Myers Squibb Co.                                 480,073
   8,400     Eli Lilly & Co.                                          454,608
   2,600   1 Forest Laboratories, Inc., Class A                       145,886
  24,900     Johnson & Johnson                                      1,663,320
   1,833   1 King Pharmaceuticals, Inc.                                32,737
  18,800     Merck & Co., Inc.                                        841,300
   1,700     Mylan Laboratories, Inc.                                  37,638
  62,155     Pfizer, Inc.                                           1,630,947
  12,700     Schering Plough Corp.                                    317,500
     900   1 Watson Pharmaceuticals, Inc.                              24,498
  11,800     Wyeth                                                    583,038
                TOTAL PHARMACEUTICALS                               7,113,418
             POOLED INVESTMENT VEHICLE -0.1%
     600     SPDR Trust                                                86,280
             REAL ESTATE INVESTMENT TRUSTS--1.3%
     700     Apartment Investment & Management Co., Class A            43,841
   1,800     Archstone-Smith Trust                                    113,778
     415     Avalonbay Communities, Inc.                               61,569
     950     Boston Properties, Inc.                                  119,786
   3,100     Equity Office Properties Trust                           172,205
   2,650     Equity Residential Properties Trust                      149,142
   1,800     Kimco Realty Corp.                                        89,280
   1,550     Plum Creek Timber Co., Inc.                               62,388
   2,200     Prologis                                                 143,000
   1,000     Public Storage, Inc.                                     108,760
   1,800     Simon Property Group, Inc.                               205,902
   1,100     Vornado Realty Trust                                     134,585
                TOTAL REAL ESTATE INVESTMENT TRUSTS                 1,404,236
             REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
   1,400   1 CB Richard Ellis Services, Inc.                           52,654
   1,712   1 Realogy Corp.                                             51,189
                TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT            103,843
             ROAD & RAIL--0.7%
   3,000     Burlington Northern Santa Fe Corp.                       241,080
   3,900     CSX Corp.                                                143,481
   3,500     Norfolk Southern Corp.                                   173,775
   2,300     Union Pacific Corp.                                      232,300
                TOTAL ROAD & RAIL                                     790,636
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.4%
   5,400   1 Advanced Micro Devices, Inc.                              83,970
   3,000   1 Altera Corp.                                              60,150
   2,800     Analog Devices, Inc.                                      91,700
  12,200     Applied Materials, Inc.                                  216,306
   4,100   1 Broadcom Corp.                                           130,872
  49,500     Intel Corp.                                            1,037,520
   1,700     KLA-Tencor Corp.                                          83,691
   2,960   1 LSI Logic Corp.                                           27,824
   2,800     Linear Technology Corp.                                   86,660
   3,100     Maxim Integrated Products, Inc.                           95,480
   6,400   1 Micron Technology, Inc.                                   82,880
   3,100   1 NVIDIA Corp.                                              95,015
   2,670     National Semiconductor Corp.                              61,757
   1,000   1 Novellus Systems, Inc.                                    30,830
   1,300   1 PMC-Sierra, Inc.                                           8,190
   1,500   1 Teradyne, Inc.                                            22,350
  12,780     Texas Instruments, Inc.                                  398,608
   2,700     Xilinx, Inc.                                              65,610
                TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT      2,679,413
             SOFTWARE--3.4%
   5,200   1 Adobe Systems, Inc.                                      202,124
   2,100   1 Autodesk, Inc.                                            91,812
   1,650   1 BMC Software, Inc.                                        56,744
   3,558     CA, Inc.                                                  87,349
   1,700   1 Citrix Systems, Inc.                                      53,839
   2,900   1 Compuware Corp.                                           26,013
   2,600   1 Electronic Arts, Inc.                                    130,000
   2,950   1 Intuit, Inc.                                              92,778
  74,600     Microsoft Corp.                                        2,302,156
   2,925   1 Novell, Inc.                                              21,206
  34,900   1 Oracle Corp.                                             598,884
   8,400   1 Symantec Corp.                                           148,764
                TOTAL SOFTWARE                                      3,811,669
             SPECIALTY RETAIL--2.0%
     993   1 AutoNation, Inc.                                          22,293
     440   1 AutoZone, Inc.                                            55,277
   2,300   1 Bed Bath & Beyond, Inc.                                   97,037
   3,625     Best Buy Co., Inc.                                       182,700
   1,250     Circuit City Stores, Inc.                                 25,513
   4,300     Gap (The), Inc.                                           82,431
  17,742     Home Depot, Inc.                                         722,809
   2,900     Limited Brands                                            81,026
  13,200     Lowe's Cos., Inc.                                        444,972
   2,400   1 Office Depot, Inc.                                        89,736
     675     Officemax, Inc.                                           32,596
   1,000     RadioShack Corp.                                          22,100
     910     Sherwin-Williams Co.                                      62,881
   6,480     Staples, Inc.                                            166,666
   3,640     TJX Cos., Inc.                                           107,635
   1,100     Tiffany & Co.                                             43,186
                TOTAL SPECIALTY RETAIL                              2,238,858
             TEXTILES, APPAREL & LUXURY GOODS--0.4%
   3,200   1 Coach, Inc.                                              146,752
     850     Jones Apparel Group, Inc.                                 29,036
     840     Liz Claiborne, Inc.                                       37,296
   1,650     Nike, Inc., Class B                                      163,037
     700     V.F. Corp.                                                53,109
                TOTAL TEXTILES, APPAREL & LUXURY GOODS                429,230
             THRIFTS & MORTGAGE FINANCE--1.4%
   5,100     Countrywide Financial Corp.                              221,748
   5,900     Federal Home Loan Mortgage Corp.                         383,087
   8,300     Federal National Mortgage Association                    469,199
     800     MGIC Investment Corp.                                     49,376
   2,940     Sovereign Bancorp, Inc.                                   72,471
   8,200     Washington Mutual Bank, Inc.                             365,638
                TOTAL THRIFTS & MORTGAGE FINANCE                    1,561,519
             TOBACCO--1.7%
  18,000     Altria Group, Inc.                                     1,573,020
   3,800     Loews Corp.                                              165,148
   1,600     Reynolds American, Inc.                                  103,200
   1,600     UST, Inc.                                                 91,904
                TOTAL TOBACCO
             TRADING COMPANIES & DISTRIBUTORS--0.0%
     605     Grainger (W.W.), Inc.                                     46,978
             WIRELESS TELECOMMUNICATION SERVICES--0.6%
   3,200     Alltel Corp.                                             196,128
  24,664     Sprint Nextel Corp.                                      439,759
                TOTAL WIRELESS TELECOMMUNICATION SERVICES             635,887
                TOTAL COMMON STOCKS                               110,986,552
                (IDENTIFIED COST $81,772,314)
             MUTUAL FUNDS--0.1%
 135,330   2 MTB Prime Money Market Fund, Corporate Shares            135,330
             (7 Day Net Yield 4.98%)
      34     SSgA Money Market Fund                                        34
             (7 Day Net Yield 5.00%)
                TOTAL MUTUAL FUNDS                                    135,364
                (AT NET ASSET VALUE)
                TOTAL INVESTMENTS-99.9%                           111,121,916
                (IDENTIFIED COST $81,907,678)3
                OTHER ASSETS AND LIABILITIES -NET -0.1%               141,431
                TOTAL NET ASSETS -100%                          $ 111,263,347

1    Non-income producing security.

2    Affiliated company.

3 At January 31, 2007, the cost of investments for federal tax purposes was $81,907,678. The net unrealized appreciation of investments for federal tax purposes was $29,214,238. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $32,126,237 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,911,999.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt






MTB INCOME FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)


    PRINCIPAL      DESCRIPTION                                                                                                 VALUE
    AMOUNT OR
    SHARES
                   ASSET-BACKED SECURITIES--1.5%
  $  1,727,746     L.A. Arena Funding LLC, Class A, 7.656%, 12/15/2026 (IDENTIFIED COST $1,727,746)                    $   1,840,665
                   COLLATERALIZED MORTGAGE OBLIGATIONS--12.6%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--1.6%
       138,197     (Series 2631), Class LA, 4.00%, 6/15/2011                                                                 137,555
       859,740     (Series 2707), Class PW, 4.00%, 7/15/2014                                                                 850,477
       775,574     (Series 1920), Class H, 7.00%, 1/15/2012                                                                  790,975
       198,308     (Series 2292), Class QT, 6.50%, 5/15/2030                                                                 198,392
                   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                        $   1,977,399
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.9%
     5,935,000     (Series 2005-30), Class BU, 5.00%, 3/25/2024                                                            5,874,725
        21,746     (Series 1998-23), Class C, 9.75%, 9/25/2018                                                                23,302
                   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                         $   5,898,027
                   WHOLE LOAN--6.1%
     1,547,041     Bank of America Mortgage Securities 2004-A, Class 2A1, 3.561%, 2/25/2034                                1,518,695
     2,553,842     Indymac INDA Mortgage Loan Trust 2005-AR1, Class 2A1, 5.097%, 11/25/2035                                2,511,863
     1,243,639     Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, 4.75%, 11/25/2018                        1,213,505
     2,082,640     Structured Asset Securities Corp. (Series 2005-001, 6A1), 6.00%, 2/25/2035                              2,062,928
                   TOTAL WHOLE LOAN                                                                                    $   7,306,991
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                           $  15,182,417
                   (IDENTIFIED COST $15,592,152)
                   CORPORATE BONDS-53.6%
                   AEROSPACE & DEFENSE--0.9%
     1,000,000     Raytheon Co., Note, 8.30%, 3/1/2010                                                                 $   1,082,147
                   AUTOMOBILES--0.8%
       500,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                      488,052
       500,000     DaimlerChrysler North America Holding Corp., Note, (Series MTN), 5.75%, 9/8/2011                          498,870
                   TOTAL AUTOMOBILES                                                                                   $     986,922
                   BANKS--7.2%
     1,500,000 1,2  Bank of New York Institutional Capital Trust, Company Guarantee, 7.78%, 12/1/2026                      1,564,061
       900,000     BankBoston Capital Trust III, Company Guarantee, 6.11%, 6/15/2027                                         902,604
     1,000,000     Keycorp Capital Trust VII, Unsecd. Note, 5.70%, 6/15/2035                                                 928,868
     2,500,000     Mellon Capital I, Company Guarantee, (Series A), 7.72%, 12/1/2026                                       2,605,911
     1,000,000     SouthTrust Bank, Sub. Note, 6.125%, 1/9/2028                                                            1,048,635
     1,700,000     Suntrust Capital I, Company Guarantee, (Series A), 6.044%, 5/15/2027                                    1,679,307
                   TOTAL BANKS                                                                                         $   8,729,386
                   CABLE TV--1.4%
     1,250,000     Comcast Cable Communications Holdings, Company Guarantee, 9.455%, 11/15/2022                        $   1,633,767
                   CAPITAL MARKETS-3.1%
       500,000     Bear Stearns Cos., Inc., 5.55%, 1/22/2017                                                                 495,039
     1,000,000     Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013                                                        990,372
       250,000     Lehman Brothers Holdings, Inc., Sub. Deb., 5.75%, 1/3/2017                                                251,644
     1,000,000     Merrill Lynch & Co., Inc., 6.05%, 5/16/2016                                                             1,026,982
     1,000,000     Morgan Stanley, Sr. Unsecd. Note, (Series F), 5.75%, 10/18/2016                                         1,007,944
                   TOTAL CAPITAL MARKETS                                                                               $   3,771,981
                   COMMERCIAL BANKS-2.4%
     1,000,000     Bank of America N.A., Sub. Note, 6.00%, 10/15/2036                                                      1,018,093
       200,000     Bank of America Corp., Sub. Note, 7.125%, 10/15/2011                                                      214,239
       250,000     First Tennessee Bank, N.A., Sub. Note, 5.75%, 12/1/2008                                                   251,426
     1,500,000     Wachovia Corp., Bond, 5.50%, 8/1/2035                                                                   1,419,919
                   TOTAL COMMERCIAL BANKS                                                                              $   2,903,677
                   CONSUMER FINANCE--4.4%
       200,000     Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009                                                         197,402
       500,000     Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016                                                491,758
     1,000,000     General Motors Acceptance Corp., Unsecd. Note, 6.00%, 12/15/2011                                          991,265
     1,000,000     MBNA Capital I, Company Guarantee, (Series A), 8.278%, 12/1/2026                                        1,045,726
       500,000     Residential Capital Corp., Sr. Note, 6.50%, 4/17/2013                                                     503,941
       500,000     Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010                                            504,830
     1,000,000     Residential Capital Corp., Sr. Unsecd. Note, 6.875%, 6/30/2015                                          1,029,072
       500,000     Student Loan Marketing Association, 4.50%, 7/26/2010                                                      485,861
                   TOTAL CONSUMER FINANCE                                                                              $   5,249,855
                   DIVERSIFIED FINANCIAL SERVICES-5.5%
     1,000,000     CIT Group, Inc., 5.85%, 9/15/2016                                                                       1,010,834
       450,000     CIT Group, Inc., Sr. Note, 5.00%, 2/13/2014                                                               434,271
     1,000,000     Citigroup, Inc., Sub. Note, 6.125%, 8/25/2036                                                           1,035,499
     1,150,000     International Lease Finance Corp., Unsecd. Note, 5.875%, 5/1/2013                                       1,177,832
       250,000     J.P. Morgan Chase & Co., Sub. Note, 6.75%, 8/15/2008                                                      255,516
     1,750,000     J.P. Morgan Chase & Co., Unsecd. Note, 6.314%, 9/30/2034                                                1,774,707
     1,000,000     Textron Financial Corp., Note, 5.125%, 2/3/2011                                                           989,456
                   TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                $   6,678,115
                   ELECTRIC UTILITIES--5.4%
       250,000     American Electric Power Co., Inc., Sr. Note, (Series C), 5.375%, 3/15/2010                                249,591
     1,000,000 1,2 Baltimore Gas & Electric Co., Sr. Unsecd. Note, 6.35%, 10/1/2036                                        1,017,558
     1,000,000     Florida Power & Light Co., 1st Mtg. Bond, 4.95%, 6/1/2035                                                 881,455
       500,000     PPL Energy Supply LLC, Note, 6.20%, 5/15/2016                                                             515,206
     1,000,000     PPL Energy Supply LLC, Note, (Series A), 6.40%, 11/1/2011                                               1,026,725
     1,000,000     Progress Energy, Inc., 6.85%, 4/15/2012                                                                 1,061,881
     1,500,000     Progress Energy, Inc., 7.75%, 3/1/2031                                                                  1,800,746
                   TOTAL ELECTRIC UTILITIES                                                                            $   6,553,162
                   ENERGY EQUIPMENT & SERVICES--1.6%
     2,000,000     National-Oilwell, Inc., Note, 5.65%, 11/15/2012                                                     $   1,985,892
                   FOOD PRODUCTS--1.7%
     1,000,000     Archer-Daniels-Midland Co., 5.935%, 10/1/2032                                                             999,192
     1,100,000     Kraft Foods, Inc., 5.625%, 11/1/2011                                                                    1,109,441
                   TOTAL FOOD PRODUCTS                                                                                 $   2,108,633
                   IT SERVICES--1.0%
     1,250,000     Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016                                            $   1,201,563
                   INSURANCE--1.8%
     1,000,000     American International Group, Inc., 5.05%, 10/1/2015                                                      973,864
     1,175,000 1,2 Asif Global Financing, (Series 144A), 4.90%, 1/17/2013                                                  1,143,885
                   TOTAL INSURANCE                                                                                     $   2,117,749
                   MEDIA--2.3%
     1,000,000     Comcast Corp., 6.45%, 3/15/2037                                                                         1,005,445
       200,000     Comcast Corp., Note, 6.20%, 11/15/2008                                                                    202,612
     1,000,000 1,2 Cox Enterprises, Inc., Unsecd. Note, 7.875%, 9/15/2010                                                  1,068,767
       500,000     Time Warner, Inc., Unsecd. Note, 6.50%, 11/15/2036                                                        499,425
                   TOTAL MEDIA                                                                                         $   2,776,249
                   MULTI-UTILITIES--2.6%
     1,250,000     CenterPoint Energy, Inc., Sr. Note, (Series B), 6.85%, 6/1/2015                                         1,321,906
       500,000     Dominion Resources, Inc., Unsecd. Note, (Series A), 5.60%, 11/15/2016                                     497,308
     1,300,000     Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008                                                            1,263,291
                   TOTAL MULTI-UTILITIES                                                                               $   3,082,505
                   OIL, GAS & CONSUMABLE FUELS--4.9%
       250,000     Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016                                              248,175
     1,200,000     Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                                                    1,194,000
     1,000,000     Devon Financing Corp., 7.875%, 9/30/2031                                                                1,196,641
     1,250,000     Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013                                                  1,253,441
     1,000,000     Kerr-McGee Corp., Company Guarantee, 6.95%, 7/1/2024                                                    1,055,907
     1,000,000     Kinder Morgan Finance, 5.70%, 1/5/2016                                                                    934,257
                   TOTAL OIL, GAS & CONSUMABLE FUELS                                                                   $   5,882,421
                   PHARMACEUTICALS--0.4%
       500,000     Abbott Laboratories, Note, 5.875%, 5/15/2016                                                        $     514,866
                   REAL ESTATE INVESTMENT TRUSTS--2.7%
       650,000     Boston Properties, Inc., Sr. Note, 5.00%, 6/1/2015                                                        626,367
       500,000     Simon Property Group, Inc., Unsub., 5.375%, 6/1/2011                                                      499,975
     1,000,000     iStar Financial, Inc., 5.875%, 3/15/2016                                                                  987,867
     1,135,000     iStar Financial, Inc., 6.00%, 12/15/2010                                                                1,154,566
                   TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                 $   3,268,775
                   ROAD & RAIL-1.2%
      1000,000     Burlington Northern Santa Fe Corp., Deb., 6.20%, 8/15/2036                                              1,012,334
       500,000     Union Pacific Corp., Note, 3.875%, 2/15/2009                                                              485,476
                   TOTAL ROAD & RAIL                                                                                   $   1,497,810
                   TELECOM SERVICES--0.2%
       200,000     BellSouth Telecommunications, Inc., Deb., 5.875%, 1/15/2009                                         $     201,425
                   UTILITIES--0.8%
     1,000,000     Pacific Gas & Electric Co., 6.05%, 3/1/2034                                                         $   1,007,991
                   WIRELESS TELECOMMUNICATION SERVICES--1.3%
     1,500,000     American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012                                          $   1,552,500
                   TOTAL CORPORATE BONDS                                                                               $  64,787,391
                   (IDENTIFIED COST $64,972,906)
                   CORPORATE NOTE-0.9%
                   DIVERSIFIED TELECOMMUNICATION SERVICES-0.9%
     1,000,000     AT+T Inc. Note, 6.80%, 5/15/2036                                                                    $   1,066,377
                   TOTAL CORPORATE NOTE                                                                                $   1,066,377
                   (IDENTIFIED COST $996,109)
                   GOVERNMENT AGENCIES--4.2%
                   FEDERAL HOME LOAN BANK SYSTEM--0.2%
       250,000     Bond, 5.20%, 4/30/2014                                                                              $     245,166
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--0.3%
       400,000     Sub. Note, 6.25%, 3/5/2012                                                                          $     400,891
                   THRIFTS & MORTGAGE FINANCE--3.7%
     4,468,883     Federal National Mortgage Association, 5.500%, 8/1/2036                                             $   4,402,687
                   TOTAL GOVERNMENT AGENCIES                                                                           $   5,048,744
                   (IDENTIFIED COST $4,972,996)
                   MORTGAGE BACKED SECURITIES--25.6%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--5.8%
       373,944     Pool A13990, 4.50%, 10/1/2033                                                                             350,023
     3,913,366     Pool G02296, 5.00%, 6/1/2036                                                                            3,764,903
       747,392     Pool B17616, 5.50%, 1/1/2020                                                                              745,430
       453,342     Pool C01272, 6.00%, 12/1/2031                                                                             456,224
       177,820     Pool C79603, 6.00%, 2/1/2033                                                                              178,867
       276,492     Pool E00560, 6.00%, 7/1/2013                                                                              278,834
     1,171,464     Pool G01831, 6.00%, 5/1/2035                                                                            1,177,815
        58,622     Pool C00478, 8.50%, 9/1/2026                                                                               61,549
         1,711     Pool 170027, 14.75%, 3/1/2010                                                                               1,818
                   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                        $   7,015,463
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION --18.7%
     2,482,175     TBA, 5.50%, 11/1/2036                                                                                   2,443,856
     4,000,000   3 TBA, 6.00%, 2/1/2037                                                                                    4,015,000
     1,123,969     Pool 254759, 4.50%, 6/1/2018                                                                            1,082,628
     2,230,141     Pool 695818, 5.00%, 4/1/2018                                                                            2,190,625
     3,508,390     Pool 839291, 5.00%, 9/1/2020                                                                            3,439,647
     1,943,389     Pool 878103, 5.00%, 5/1/2036                                                                            1,867,840
       339,337     Pool 346537, 6.00%, 5/1/2011                                                                              339,348
       512,019     Pool 535939, 6.00%, 5/1/2016                                                                              519,395
       664,938     Pool 686398, 6.00%, 3/1/2033                                                                              668,502
     1,124,641     Pool 688987, 6.00%, 5/1/2033                                                                            1,130,405
     1,283,212     Pool C01672, 6.00%, 10/1/2033                                                                           1,290,470
        51,548     Pool 398938, 6.50%, 10/1/2027                                                                              52,629
        19,529     Pool 402255, 6.50%, 12/1/2027                                                                              19,945
        86,428     Pool 398162, 6.50%, 1/1/2028                                                                               88,271
       188,231     Pool 254007, 6.50%, 10/1/2031                                                                             191,988
       530,435     Pool 638023, 6.50%, 4/1/2032                                                                              541,023
       495,564     Pool 642345, 6.50%, 5/1/2032                                                                              505,455
       733,371     Pool 651292, 6.50%, 7/1/2032                                                                              747,759
     1,129,646     Pool 653729, 6.50%, 8/1/2032                                                                            1,151,424
       163,529     Pool 329794, 7.00%, 2/1/2026                                                                              168,604
        61,256     Pool 487065, 7.00%, 3/1/2029                                                                               63,065
                       TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                     $  22,517,879
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -1.1%
       304,665     Pool 503405, 6.50%, 4/15/2029                                                                             313,046
       251,530     Pool 354765, 7.00%, 2/15/2024                                                                             260,145
       165,963     Pool 354827, 7.00%, 5/15/2024                                                                             171,619
       142,391     Pool 385623, 7.00%, 5/15/2024                                                                             147,244
        57,484     Pool 2077, 7.00%, 9/20/2025                                                                                59,290
        35,370     Pool 373335, 7.50%, 5/15/2022                                                                              36,775
       126,126     Pool 354677, 7.50%, 10/15/2023                                                                            131,447
        56,253     Pool 354713, 7.50%, 12/15/2023                                                                             58,627
        39,236     Pool 360869, 7.50%, 5/15/2024                                                                              40,879
       127,345     Pool 361843, 7.50%, 10/15/2024                                                                            132,678
                   TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                      $   1,351,750
                   TOTAL MORTGAGE BACKED SECURITIES                                                                    $  30,885,092
                   (IDENTIFIED COST $31,257,241)
                   U.S. TREASURY--1.4%
                   U.S. TREASURY NOTES --1.4%
       672,444     U.S. Treasury Inflation Protected Note 3.000%, 7/15/2012                                                  693,983
     1,000,000     United States Treasury Note, 4.625%, 11/15/2016                                                           985,156
                   TOTAL U.S. TREASURY  (IDENTIFIED COST $1,672,924)                                                   $   1,679,139
                   MUTUAL FUND--0.0%
           125     SSgA Money Market Fund                                                                              $         125
                   (7 Day Net Yield 5.00%) (AT NET ASSET VALUE)
                   REPURCHASE AGREEMENT--2.8%
  $  3,425,180     Interest in $3,425,180 repurchase agreement 5.26%, dated 1/31/2007, under which Credit Suisse       $   3,425,180
                   First Boston LLC, will repurchase a U.S. Government Agency security maturing on 4/4/2007 for
                   $3,425,680 on 2/1/2007.  The market value of the underlying security at the end of the period was $3,498,230. (AT COST)
                   TOTAL INVESTMENTS - 102.6%                                                                          $ 123,915,130
                   (IDENTIFIED COST $124,617,379)4
                   OTHER ASSETS AND LIABILITIES - NET - (2.6)%                                                         $ (3,183,226)
                   TOTAL NET ASSETS - 100%                                                                             $ 120,731,904

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $4,794,271, which represented 4.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2007, these liquid restricted securities amounted to $4,794,271, which represented 4.0% of total net assets.

3 All or a portion of these securities may be subject to dollar roll transactions.

4 At January 31, 2007, the cost of investments for federal tax purposes was $124,617,379. The net unrealized depreciation of investments for federal tax purposes was $702,249. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,083,736, and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,785,985.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees


Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



The following acronyms are used throughout this portfolio:

 MTN --Medium Term Note
 TBA --To Be Announced








MTB INTERMEDIATE-TERM BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL         DESCRIPTION   VALUE
  AMOUNT OR SHARES

                   COLLATERALIZED MORTGAGE OBLIGATIONS-10.3%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION-6.6%
  $    671,847     (Series 2628C), Class QH, 4.00%, 12/15/2021                                                         $     665,356
     4,817,176     (Series R001), Class AE, 4.375%, 4/15/2015                                                              4,687,359
     7,000,000     (Series 2872C), Class GB, 5.00%, 5/15/2028                                                              6,873,284
       775,574     (Series 1920), Class H, 7.00%, 1/15/2012                                                                  790,975
                      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                        13,016,974
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION-0.6%
        35,446     (Series 1993-135), Class PG, 6.25%, 7/25/2008                                                              35,382
     1,002,326     (Series 1993-160), Class AJ, 6.50%, 4/25/2023                                                           1,008,144
                      TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                          1,043,526
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.4%
       837,082     (Series 0421A), Class PJ, 3.50%, 6/20/2025                                                                827,725
                   INDYMAC INDIA MORTGAGE LOAN TRUST--1.3%
     2,553,842     (Series 2005-AR1), Class 2A1, 5.097%, 11/25/2035                                                        2,511,863
                   WHOLE LOAN--1.4%
     2,776,853     Structured Asset Securities Corp., (Series 2005-001, 6A1), 6.00%, 2/25/2035                             2,750,571
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                           20,150,659
                      (IDENTIFIED COST $20,661,696)
                   CORPORATE BONDS--24.3%
                   AEROSPACE & DEFENSE--1.0%
     1,000,000     Raytheon Co., Note, 8.30%, 3/1/2010                                                                     1,082,147
       960,000     United Technologies Corp., Unsecd. Note, 4.875%, 5/1/2015                                                 924,895
                      TOTAL AEROSPACE & DEFENSE                                                                            2,007,042
                   AUTOMOBILES--0.5%
       500,000     DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010                                      488,052
       500,000     DaimlerChrysler North America Holding Corp., Note, Series MTN, 5.75%, 9/8/2011                            498,870
                      TOTAL AUTOMOBILES                                                                                      986,922
                   BANKS-2.2%
     1,000,000     BankBoston Capital Trust III, Company Guarantee, 6.11%, 6/15/2027                                       1,002,893
     1,330,000     PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009                                                         1,349,659
     1,000,000     Suntrust Capital III, Company Guarantee, 6.01%, 3/15/2028                                                 980,556
     1,000,000     U.S. Bank, N.A., Sub. Note, 6.30%, 7/15/2008                                                            1,012,930
                      TOTAL BANKS                                                                                          4,346,038
                   CAPITAL MARKETS-2.4%
       400,000     Bear Stearns & Co., Inc., 5.55%, 1/22/2017                                                                396,031
     1,000,000     Goldman Sachs Group, Inc., Floating Rate Note, 5.963%, 9/29/2014                                        1,017,185
     1,000,000     Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013                                                        990,372
       250,000     Lehman Brothers Holdings, Inc., Sub. Deb., 5.75%, 1/3/2017                                                251,644
     1,000,000     Merrill Lynch & Co., Inc., 6.05%, 5/16/2016                                                             1,026,982
     1,000,000     Morgan Stanley, Sr. Unsecd. Note, Series F, 5.75%, 10/18/2016                                           1,007,944
                      TOTAL CAPITAL MARKETS                                                                                4,690,158
                   COMMERCIAL BANKS-0.7%
     1,500,000     Wachovia Corp., Bond, 5.50%, 8/1/2035                                                                   1,419,919
                   CONSUMER FINANCE-2.2%
     2,000,000     Capital One Bank, Note, 5.00%, 6/15/2009                                                                1,987,623
       500,000     Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016                                                491,758
     1,000,000     General Motors Acceptance Corp., 6.75%, 12/1/2014                                                       1,021,965
       500,000     Residential Capital Corp., Sr. Unsecd. Note, 6.375%, 6/30/2010                                            504,830
       250,000     Residential Capital Corp., Sr. Unsecd. Note, 6.875%, 6/30/2015                                            257,268
                      TOTAL CONSUMER FINANCE                                                                               4,263,444
                   DIVERSIFIED FINANCIAL SERVICES--2.9%
       800,000     Bank of America Corp., Sub. Note, 7.125%, 10/15/2011                                                      856,957
     1,800,000     International Lease Finance Corp., Unsecd. Note, 5.875%, 5/1/2013                                       1,843,563
     2,000,000     J.P. Morgan Chase & Co., Unsecd. Note, 6.313%, 9/30/2034                                                2,028,237
     1,000,000     Textron Financial Corp., Note, 5.125%, 2/3/2011                                                           989,456
                      TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                 5,718,213
                   ELECTRIC UTILITIES--3.4%
     2,000,000     Carolina Power & Light Co., 1st Mtg. Note, 5.125%, 9/15/2013                                            1,968,383
     1,250,000     Columbus Southern Power, Note, 6.51%, 2/1/2008                                                          1,262,211
     1,000,000     Florida Power & Light Co., 1st Mtg. Bond, 4.95%, 6/1/2035                                                 881,455
       500,000     PPL Energy Supply LLC, Note, 6.20%, 5/15/2016                                                             515,206
     1,000,000     PPL Energy Supply LLC, Note, Series A, 6.40%, 11/1/2011                                                 1,026,725
     1,000,000     Progress Energy, Inc., 6.85%, 4/15/2012                                                                 1,061,881
                      TOTAL ELECTRIC UTILITIES                                                                             6,715,861
                   ENERGY EQUIPMENT & SERVICES--0.5%
     1,000,000     National-Oilwell, Inc., Note, 5.65%, 11/15/2012                                                           992,946
                   FOOD PRODUCTS--0.8%
     1,500,000     Kraft Foods, Inc., 5.625%, 11/1/2011                                                                    1,512,874
                   IT SERVICES--0.6%
     1,250,000     Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016                                                1,201,562
                   MEDIA-2.1%
     1,250,000     Comcast Cable Communications Holdings, Company Guarantee, 9.455%, 11/15/2022                            1,633,767
     1,000,000     Comcast Corp., 6.45%, 3/15/2037                                                                         1,005,445
     1,000,000 1,2 Cox Enterprises, Inc., Unsecd. Note, 7.875%, 9/15/2010                                                  1,068,767
       500,000     Time Warner, Inc., Unsecd. Note, 6.50%, 11/15/2036                                                        499,425
                      TOTAL MEDIA                                                                                          4,207,404
                   MULTI-UTILITIES--0.7%
       500,000     CenterPoint Energy, Inc., Sr. Note, Series B, 7.25%, 9/1/2010                                             528,417
       500,000     Dominion Resources, Inc., Unsecd. Note, Series A, 5.60%, 11/15/2016                                       497,308
       400,000     Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008                                                              388,705
                      TOTAL MULTI-UTILITIES                                                                                1,414,430
                   OIL, GAS & CONSUMABLE FUELS--0.7%
       250,000     Anadarko Petroleum Corp., 5.95%, 9/15/2016                                                                248,175
     1,000,000     Kerr-McGee Corp., Company Guarantee, 6.95%, 7/1/2024                                                    1,055,907
                      TOTAL OIL, GAS & CONSUMABLE FUELS                                                                    1,304,082
                   OIL EXPLORATION & PRODUCTION-0.4%
       750,000     Pemex Project Funding Master, Company Guarantee, Series WI, 8.85%, 9/15/2007                              763,406
                   PHARMACEUTICALS--0.3%
       500,000     Abbott Laboratories, Note, 5.875%, 5/15/2016                                                              514,866
                   REAL ESTATE --0.8%
     1,135,000     iStar Financial, Inc., 6.00%, 12/15/2010                                                                1,154,566
       500,000     Simon Property Group, Inc., Unsub., 5.375%, 6/1/2011                                                      499,975
                      TOTAL REAL ESTATE                                                                                    1,654,541
                   ROAD & RAIL--0.3%
       500,000     Union Pacific Corp., Note, 3.875%, 2/15/2009                                                              485,476
                   SOFTWARE--0.8%
     1,500,000     Oracle Corp., Note, 5.25%, 1/15/2016                                                                    1,468,345
                   UTILITIES-0.5%
     1,000,000     Pacific Gas & Electric Co., 6.05%, 3/1/2034                                                             1,007,991
                   WIRELESS TELECOMMUNICATION SERVICES--0.5%
     1,000,000     American Tower Systems Corp., Sr. Note, 7.125%, 10/15/2012                                              1,035,000
                      TOTAL CORPORATE BONDS                                                                               47,710,520
                      (IDENTIFIED COST $48,180,001)
                   GOVERNMENT AGENCIES-10.4%
                   FEDERAL HOME LOAN BANK SYSTEM--3.0%
     6,000,000     Bond, 4.625%, 2/18/2011                                                                                 5,907,019
                   FEDERAL HOME LOAN MORTGAGE CORPORATION-3.8%
     1,500,000     Note, 3.25%, 3/14/2008                                                                                  1,467,892
       507,765     Note, 4.00%, 9/15/2019                                                                                    505,759
     1,500,000     Note, (Series MTN), 2.85%, 6/3/2008                                                                     1,454,666
     4,000,000     Note, 5.125%, 7/15/2012                                                                                 4,009,331
                      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                         7,437,648
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION-3.6%
     6,000,000     Note, 5.00%, 3/15/2016                                                                                  5,947,560
     1,190,000     Note, 6.00%, 5/15/2008                                                                                  1,202,011
                      TOTAL FEDERAL NATIONAL  MORTGAGE ASSOCIATION                                                         7,149,571
                      TOTAL GOVERNMENT AGENCIES                                                                           20,494,238
                      (IDENTIFIED COST $20,511,339)
                   MORTGAGE BACKED SECURITIES--39.0%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--8.3%
     1,040,005     Pool 2672-WA, 4.00%, 9/15/2010                                                                          1,014,405
       996,599     Pool G11311, 5.00%, 10/1/2017                                                                             978,317
     1,144,119     Pool E92817, 5.00%, 12/1/2017                                                                           1,123,131
     9,743,013     Pool G02296, 5.00%, 6/1/2036                                                                            9,373,388
         5,166     Pool E76204, 5.50%, 4/1/2014                                                                                5,166
       194,796     Pool E83022, 6.00%, 4/1/2016                                                                              197,603
       308,959     Pool A18401, 6.00%, 2/1/2034                                                                              310,707
     2,082,602     Pool G01831, 6.00%, 5/1/2035                                                                            2,093,893
       116,939     Pool G10399, 6.50%, 7/1/2009                                                                              117,460
       331,744     Pool C90504, 6.50%, 12/1/2021                                                                             339,639
       674,305     Pool C90293, 7.50%, 9/1/2019                                                                              699,691
                      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                        16,253,400
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION-30.0%
     6,000,000     TBA, 6.00%, 2/1/2037                                                                                    6,022,500
       300,986     Pool 254227, 5.00%, 2/1/2009                                                                              298,405
     5,039,011     Pool 838741, 5.00%, 9/1/2020                                                                            4,940,277
       172,191     Pool 839291, 5.00%, 9/1/2020                                                                              168,817
     4,236,497     Pool 839271, 5.00%, 9/1/2035                                                                            4,071,803
     5,887,513     Pool 844048, 5.00%, 11/1/2035                                                                           5,658,636
       262,016     Pool 254400, 5.50%, 7/1/2009                                                                              260,452
    12,519,373     Pool 255933, 5.50%, 10/1/2035                                                                          12,333,930
       703,516     Pool 619054, 5.50%, 2/1/2017                                                                              703,648
     4,974,095     Pool 832365, 5.50%, 8/1/2020                                                                            4,961,038
     4,674,708     Pool 745418, 5.50%, 4/1/2036                                                                            4,605,463
     4,743,555     Pool 868574, 5.50%, 4/1/2036                                                                            4,673,291
     2,500,000     Pool 902673, 5.50%, 12/1/2036                                                                           2,461,406
       147,487     Pool 303831, 6.00%, 4/1/2011                                                                              147,492
     2,500,000     Pool 897174, 6.00%, 10/1/2036                                                                           2,510,079
        36,819     Pool 196701, 6.50%, 5/1/2008                                                                               36,987
        72,272     Pool 50905, 6.50%, 10/1/2008                                                                               72,653
        56,201     Pool 424286, 6.50%, 6/1/2013                                                                               57,274
        32,525     Pool 561915, 6.50%, 11/1/2030                                                                              33,197
     4,167,430     Pool 725418, 6.50%, 5/1/2034                                                                            4,249,193
       148,566     Pool 313224, 7.00%, 12/1/2011                                                                             150,892
       405,336     Pool 254240, 7.00%, 3/1/2032                                                                              416,394
        95,712     Pool 526062, 7.50%, 12/1/2029                                                                              98,891
                      TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                         58,932,718
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.7%
       502,748     Pool 780825, 6.50%, 7/15/2028                                                                             516,309
       427,858     Pool 2701, 6.50%, 1/20/2029                                                                               438,558
       236,573     Pool 2616, 7.00%, 7/20/2028                                                                               243,883
        42,039     Pool 426727, 7.00%, 2/15/2029                                                                              43,443
       211,963     Pool 781231, 7.00%, 12/15/2030                                                                            219,006
                      TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                       1,461,199
                      TOTAL MORTGAGE BACKED SECURITIES                                                                    76,647,317
                      (IDENTIFIED COST $77,424,048)
                   NOTES - VARIABLE--0.5%
                   COMMERCIAL BANKS--0.5%
     1,000,000     Key Bank, N.A., 5.45%, 3/3/2016                                                                           985,934
                   (IDENTIFIED COST $999,777)
                   U.S. TREASURY--4.4%
                   U.S. TREASURY BONDS-1.0%
       143,000     4.500%, 2/15/2036                                                                                         133,861
       500,000     5.250%, 11/15/2028                                                                                        517,188
     1,000,000     10.625%, 8/15/2015                                                                                      1,402,031
                      TOTAL U.S. TREASURY BONDS                                                                            2,053,080
                   U.S. TREASURY NOTES-3.4%
       121,000     4.00%, 2/15/2015                                                                                          114,515
       975,000     4.125%, 5/15/2015                                                                                         929,754
       125,000     4.25%, 11/15/2014                                                                                         120,449
     1,440,000     4.25%, 8/15/2015                                                                                        1,383,673
        10,000     4.50%, 11/15/2015                                                                                           9,772
     1,500,000     4.625%, 11/15/2016                                                                                      1,477,734
        80,000     4.75%, 11/15/2008                                                                                          79,725
     1,130,000     4.75%, 5/15/2014                                                                                        1,125,586
       220,000     6.125%, 8/15/2007                                                                                         221,186
       527,665     U.S. Treasury Inflation Protected Note, 1.625% 1/15/2015                                                  498,149
       650,030     U.S. Treasury Inflation Protected Note, 3.000% 7/15/2012                                                  670,851
                      TOTAL U.S. TREASURY NOTES                                                                            6,631,394
                      TOTAL U.S. TREASURY                                                                                  8,684,474
                      (IDENTIFIED COST $8,805,303)
                   MUTUAL FUND--0.0%
            55     SSgA Money Market Fund (7 Day Net Yield 5.00%) (AT NET ASSET VALUE)                                            55
                   REPURCHASE AGREEMENT--13.7%
    26,953,313     Interest in $26,953,313 joint repurchase agreement 5.26%, dated 1/31/2007, under which Credit          26,953,313
                   Suisse First Boston LLC will repurchase a U.S. Government Agency Security maturing on 2/1/2007 for $26,957,251.  The market value of the underlying security at the end of the period was
                   $27,495,295. (AT COST)
                      TOTAL INVESTMENTS-102.6%                                                                           201,626,510
                      (IDENTIFIED COST $203,535,532)3
                      OTHER ASSETS AND LIABILITIES -NET -(2.6)%                                                          (5,143,091)
                      TOTAL NET ASSETS --100%                                                                          $ 196,483,419

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $1,068,767, which represented 0.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2007, these liquid restricted securities amounted to $1,068,767, which represented 0.5% of total net assets.

3 At January 31, 2007, the cost of investments for federal tax purposes was $203,701,760. The net unrealized depreciation of investments for federal tax purposes was $2,075,250. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $796,326 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,871,576.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


The following acronyms are used throughout this portfolio:

 MTN --Medium Term Note
 TBA --To Be Announced








MTB INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

 SHARES        DESCRIPTION                                                                                   VALUE IN
                                                                                                                 U.S.
                                                                                                              DOLLARS
               COMMON STOCKS-97.1%
               AUSTRALIA-4.5%
     2,005   1 AGL Energy Ltd.                                                                          $      27,008
    20,709     AMP Ltd.                                                                                       168,651
    12,703     APN News & Media Ltd.                                                                           60,398
     5,077     Alesco Corporation                                                                              47,690
     6,408     Alinta Ltd.                                                                                     69,792
    20,473     Australia & New Zealand Banking Group, Melbourne                                               464,961
       390     ASX Limited                                                                                     11,516
     9,007     AXA Asia Pacific Holdings, Ltd.                                                                 50,574
    33,060     BHP Billiton Ltd.                                                                              676,635
    37,369     Bluescope Steel Ltd.                                                                           251,797
       416     CSL Ltd.                                                                                        22,527
     2,424     Caltex Australia Ltd.                                                                           41,086
    20,280     Centro Properties Group                                                                        142,701
       736     Cochlear Ltd.                                                                                   32,329
    31,692     Commonwealth Bank of Australia                                                               1,233,688
    17,799     Commonwealth Property                                                                           20,069
    61,994     DB RREEF Trust                                                                                  85,104
    12,478     David Jones Ltd.                                                                                43,947
     9,532     Downer EDI Ltd.                                                                                 48,903
     6,761     Fairfax (John) Holdings Ltd.                                                                    26,032
    14,159     Foster's Group Ltd.                                                                             74,507
     8,265     GPT Group                                                                                       35,251
    88,600     GWA International Ltd.                                                                         252,024
    36,810     Goodman Fielder Ltd.                                                                            68,299
    25,081     Great Southern Pla                                                                              51,289
     8,683     Harvey Norman Holdings Ltd.                                                                     27,584
    60,751     ING Industrial Fund                                                                            116,324
     6,983     Just Group                                                                                      19,323
    10,353     Leighton Holdings Ltd.                                                                         177,720
     5,572     Lend Lease Corp. Ltd.                                                                           82,121
     5,047     Macarthur Coal Ltd.                                                                             19,817
     9,766     Macquarie Airports                                                                              27,084
     3,503     Macquarie Bank Ltd.                                                                            220,826
    41,055     Macquarie DDR TST                                                                               43,473
     9,055     Macquarie Infrastructure Group                                                                  25,828
   137,907     Macquarie Office Units NPV                                                                     175,937
    32,816     Minara Resources Ltd.                                                                          160,976
     6,320     Mirvac Group                                                                                    27,720
    17,585     National Australia Bank Ltd., Melbourne                                                        552,949
    86,855     OneSteel Ltd.                                                                                  319,725
     2,459     Orica Ltd.                                                                                      46,307
    12,123     Oxiana Ltd.                                                                                     26,425
    41,612     Pacific Brands Ltd.                                                                             89,862
     9,465     Perilya Ltd.                                                                                    38,592
     2,321     Promina Group Ltd.                                                                              13,126
    16,901     QBE Insurance Group Ltd.                                                                       406,079
   142,816     Quantas Airways Ltd.                                                                           600,220
     4,864     Rinker Group Ltd.                                                                               70,390
    12,189     Rio Tinto Ltd.                                                                                 730,473
    18,874     Santos Ltd.                                                                                    136,921
   193,800     Smorgon Steel Group Ltd.                                                                       277,112
     8,634     Suncorp-Metway Ltd.                                                                            144,987
    22,125     Tattersalls Ltd.                                                                                70,173
    40,234   1 Telstra Corp. Ltd.                                                                             119,390
     1,013     UTD Group Ltd.                                                                                  10,417
     1,051     West Australia News Holdings                                                                    11,132
    18,476     Westpac Banking Corp.                                                                          361,241
    38,815     Woodside Petroleum Ltd.                                                                      1,132,466
    15,143     Woolsworth's Ltd.                                                                              280,540
    12,612     Zinifex Ltd.                                                                                   162,196
               TOTAL AUSTRALIA                                                                             10,732,234
               AUSTRIA-0.5%
    10,967     Erste Bank Der Ost                                                                             858,332
     6,800     Voestalpine AG                                                                                 395,883
               TOTAL AUSTRIA                                                                                1,254,215
               BELGIUM-1.6%
     9,239     Delhaize Group                                                                                 768,548
    40,766     Fortis                                                                                       1,719,641
     9,940     InBev NV                                                                                       640,893
     4,649     Solvay                                                                                         709,114
               TOTAL BELGIUM                                                                                3,838,196
               BRAZIL-0.2%
     7,400     Petroleo Brasileiros SA                                                                        163,291
 2,186,200     Cia de Saneamenot Basico de Estado de Sao Paulo                                                277,900
               TOTAL BRAZIL                                                                                   441,191
               CANADA---1.5%
     9,700     Alcan, Inc.                                                                                    494,479
     5,200     Atco Ltd.                                                                                      205,605
    18,100   1 Axcan Pharmaceuticals, Inc.                                                                    275,161
    12,810     BCE, Inc.                                                                                      336,796
     8,300     Biovail Corp.                                                                                  168,638
     7,900     Canadian Imperial Bank of Commerce                                                             677,220
     8,900     Empire Ltd.                                                                                    320,288
     7,900     Laurentian Bank of Canada                                                                      205,421
     7,300     National Bank of Canada                                                                        398,808
     5,800     Sobeys, Inc.                                                                                   206,953
     9,100     Sun Life Financial, Inc.                                                                       390,972
               TOTAL CANADA                                                                                 3,680,341
               DENMARK-0.7%
    11,600     Danske Bank A/S                                                                                535,646
    24,100     Vestas Wind Systems A/S                                                                      1,072,749
               TOTAL DENMARK                                                                                1,608,395
               FINLAND-1.2%
     9,100     Kemira Oyj                                                                                     217,306
    13,007     Metso Oyj                                                                                      692,825
    20,552     Nokia Oyj                                                                                      452,325
    31,170     Nokian Renkaat Oyj                                                                             617,224
    11,900     Rautaruukki Oyj                                                                                472,893
    15,200     Sampo Oyj                                                                                      417,050
               TOTAL FINLAND                                                                                2,869,623
               FRANCE-8.4%
    15,585     Air France KLM                                                                                 701,240
    11,339     Arcelor                                                                                        532,505
        60   1 Arkema                                                                                           3,018
     1,400     Assurances Generales de France                                                                 229,720
    27,131     BNP Paribas SA                                                                               3,048,112
    12,595     Cap Gemini SA                                                                                  801,853
     6,093     Casino Guichard Perrachon SA                                                                   530,778
     2,813     Christian Dior SA                                                                              306,716
    18,637     Cie De Saint-Gobain                                                                          1,767,422
    16,517     Credit Agricole SA                                                                             712,543
     9,474     Electricite de France                                                                          663,463
     4,586     Gaz de France SA                                                                               197,984
     9,076     Iliad SA                                                                                       891,941
     6,092     LVMH Moet Hennessy Louis Vuitton                                                               642,453
     4,400     Michelin                                                                                       402,626
     2,017     Nexans SA                                                                                      276,754
     5,800     Peugeot SA                                                                                     381,816
     7,000     Rallye SA                                                                                      375,792
     3,974     Sanofi-Aventis                                                                                 351,010
    13,341     Societe Generale                                                                             2,356,369
     3,900     Thales                                                                                         205,842
    30,602     Total SA, Class B                                                                            2,066,486
     1,409     Unibail                                                                                        356,904
     7,400     Valeo SA                                                                                       337,696
       665     Vallourec                                                                                      173,471
     1,828     Vinci SA                                                                                       252,294
    36,099     Vivendi Universal SA                                                                         1,491,363
               TOTAL FRANCE                                                                                20,058,171
               GERMANY, FEDERAL REPUBLIC OF-6.9%
    12,682     Adidas Salomon AG                                                                              610,313
    10,557     Allianz AG                                                                                   2,112,965
    21,740     BASF AG                                                                                      2,101,521
     7,100     Bayer AG                                                                                       419,537
     4,800     Bayerische Motoren Werke AG                                                                    294,214
    11,712     DaimlerChrysler AG                                                                             727,673
               Deutsche Bank AG                                                                             2,688,726
 19,019
     5,089     E.On AG                                                                                        692,409
     1,358     Fresenius Medical Care AG                                                                      285,790
     6,347     Muenchener Ruckvers AG                                                                       1,003,500
    18,824     RWE AG                                                                                       1,969,878
     4,078     Salzgitter AG                                                                                  521,435
    24,635     Thyssenkrupp AG                                                                              1,167,436
     8,997     Volkswagen AG                                                                                1,002,924
     4,880   1 Wacker Chemie AG                                                                               787,261
               TOTAL GERMANY, FEDERAL REPUBLIC OF                                                          16,385,582
               GREECE-0.5%
    12,300     Alum Company of Greece                                                                         275,897
    15,989     National Bank of Greece SA                                                                     832,745
               TOTAL GREECE                                                                                 1,108,642
               HONG KONG-2.4%
     1,000     ASM Pacific Technology                                                                           6,051
    17,500     BOC Hong Kong Holdings Ltd.                                                                     46,189
    10,600     Bank of East Asia Ltd.                                                                          61,508
    36,500     CLP Holdings Ltd.                                                                              273,767
   818,000     China Petroleum & Chemical Corp.                                                               684,689
   118,000     Citic Pacific Ltd.                                                                             413,324
   114,500     Esprit Holdings Ltd.                                                                         1,170,785
   114,000     F E Consortium International                                                                    52,627
   281,000   1 FoxConn International Holdings Ltd.                                                            842,135
       800     HSBC Holdings PLC                                                                               14,618
    35,000     Hang Lung Group Ltd.                                                                           120,103
    13,000     Hang Lung Properties Ltd.                                                                       35,546
     7,900     Hang Seng Bank Ltd.                                                                            109,947
     2,000     Henderson Land Development Co., Ltd.                                                            11,679
    23,000     Hong Kong & China Gas                                                                           51,284
    21,000     Hong Kong Electric                                                                             103,802
     7,000     Hong Kong Exchange and Clearing Ltd.                                                            76,797
    30,000     Hong Kong & Shang                                                                               52,814
    15,000     Hutchison Whampoa Ltd.                                                                         149,826
    14,500     Kingboard Chemical                                                                              60,360
    22,000     Li & Fung Ltd.                                                                                  69,356
     6,000     Link Real Estate Investment Trust                                                               14,109
     6,000     Melco International Development                                                                 12,752
    28,000     New World Development Co., Ltd.                                                                 61,322
    10,000     Orient Overseas International Ltd.                                                              67,095
    27,000     PCCW Ltd.                                                                                       16,209
   215,000     Pacific Basin Ship                                                                             149,797
   224,000     PetroChina Co., Ltd.                                                                           276,343
    10,000     Shangri-La Asia Ltd.                                                                            27,031
     6,000     Sun Hung Kai Properties Ltd.                                                                    73,179
     9,000     Swire Pacific Ltd.                                                                             103,750
     2,000     Television Broadcast                                                                            13,858
    20,000     Texwinca Holdings                                                                               15,458
    55,000     Vtech Holdings Ltd.                                                                            343,821
    20,000     Wharf Holdings Ltd.                                                                             74,211
     2,100     Wing Lung Bank                                                                                  23,723
     7,500     Yue Yuen Industrial Holdings                                                                    25,287
               TOTAL HONG KONG                                                                              5,705,152
               HUNGARY-0.1%
     7,000     OTP Bank                                                                                       313,480
               IRELAND-1.4%
    66,510     Anglo Irish Bank Corp. PLC                                                                   1,350,706
    46,449     Bank of Ireland                                                                              1,040,674
    24,273     C&C Group PLC                                                                                  360,737
    25,700     Irish Life & Permanent PLC                                                                     690,112
               TOTAL IRELAND                                                                                3,442,229
               ISRAEL---0.1%
    41,800     Bank Hapoalim BM                                                                               195,422
               ITALY-2.8%
    14,883     Autogrill SpA                                                                                  274,918
    12,600     Banco Propolare di Verona e Novara                                                             396,792
    68,948     ENI SpA                                                                                      2,224,567
    21,097     Enel SpA                                                                                       224,077
    24,028     Fiat SpA                                                                                       523,730
    59,808     Intesa SanPaolo                                                                                452,771
    19,800     Milano Assicurazioni SpA                                                                       158,242
    42,306     Saipem SpA                                                                                   1,033,639
   150,562     UniCredito Italian SpA                                                                       1,399,001
               TOTAL ITALY                                                                                  6,687,737
               JAPAN-19.1%
     6,500     Acom Co., Ltd.                                                                                 246,937
    12,000     Aioi Insurance Co., Ltd.                                                                        83,560
    17,800     Alpine Electronics, Inc.                                                                       270,403
     9,000     Alps Electric Co., Ltd.                                                                         95,098
    17,000     Amada Co., Ltd.                                                                                182,904
     1,700     Aoyama Trading Co.                                                                              52,014
    23,200     Asahi Breweries Ltd.                                                                           357,866
    49,000     Asahi Kasei Corp.                                                                              326,141
     2,500     Astellas Pharma, Inc.                                                                          106,508
     1,500     Autobacs Seven Co., Ltd.                                                                        54,871
    25,000     Bank of Yokohama Ltd.                                                                          203,419
    14,000     Brother Industries Ltd.                                                                        195,054
     1,600     CSK Holdings Corp.                                                                              71,951
     8,000     Calsonic Corp.                                                                                  45,274
    14,200     Canon, Inc.                                                                                    748,968
     4,500     Capcom Co., Ltd.                                                                                85,191
    71,000     Central Glass Co., Ltd.                                                                        422,630
        21     Central Japan Railway Co.                                                                      224,674
    12,000     Chiba Bank Ltd.                                                                                108,269
    14,700     Chubu Electric Power Co., Ltd.                                                                 468,464
     8,500     Chugoku Electric Power Co., Inc.                                                               195,909
     2,100     Circle K                                                                                        38,333
    67,000     Cosmo Oil Company Ltd.                                                                         271,208
    10,000     Dai Nippon Printing Co., Ltd.                                                                  157,270
    10,000     Daikyo, Inc.                                                                                    54,965
    55,000     Daiwa Securities Group, Inc.                                                                   678,736
    43,000     Denki Kagaku Kogyo                                                                             180,280
    21,100     Denso Corp.                                                                                    847,858
        43     East Japan Railway Co.                                                                         299,028
     2,700     Eisai Co., Ltd.                                                                                139,035
     1,300     Electric Power Development Co.                                                                  58,441
     2,200     Fanuc Ltd.                                                                                     205,111
    24,000     Fuji Electric Holdings Co., Ltd.                                                               113,128
    76,000     Fuji Heavy Industries Ltd.                                                                     398,303
    26,000     Fujitsu Ltd.                                                                                   195,359
     7,000     Hankyu Department Stores                                                                        63,813
     2,700     Hisamitsu Pharmaceutical Co.                                                                    78,610
    14,900     Hitachi Capital Corp.                                                                          296,010
    18,000     Hitachi Ltd.                                                                                   121,069
    24,900     Honda Motor Co., Ltd.                                                                          979,704
     4,500     Isetan Co., Ltd.                                                                                84,787
     7,600     JFE Holdings, Inc.                                                                             424,212
    24,000     Joyo Bank Ltd.                                                                                 143,166
        23     KDDI Corp.                                                                                     162,874
    10,000     Kamigumi Co., Ltd.                                                                              84,140
    18,500     Kansai Electric Power Co., Inc.                                                                519,547
    19,000     Kawasaki Kisen Kaisha Ltd.                                                                     164,539
     6,000     Kikkoman Corp.                                                                                  75,801
     7,000     Kitz Corporation                                                                                58,000
     6,000     Koa Corporation                                                                                 87,583
    19,000     Kobe Steel Ltd.                                                                                 68,767
    18,900     Komatsu Ltd.                                                                                   404,054
    28,000     Kubota Corp.                                                                                   296,894
    83,000     Kureha Corp.                                                                                   397,781
     1,500     Kyocera Corp.                                                                                  138,177
     8,000     Kyowa Exeo Corp.                                                                                83,729
    38,000     Kyowa Hakko Kogyo Co., Ltd.                                                                    333,446
     7,700     Kyushu Electric Power Co., Inc.                                                                216,455
     2,100     Lawson                                                                                          76,114
     5,000     Leopalace21 Corp.                                                                              160,021
     8,000     Maeda Road Construction Co., Ltd.                                                               57,119
     6,300     Makita Corp.                                                                                   222,016
    44,000     Marubeni Corp.                                                                                 238,704
    21,000     Matsushita Electric Industrial Co., Ltd.                                                       418,718
    12,000     Mazda Motor Corp.                                                                               78,935
     8,000     Millea Holdings, Inc.                                                                          286,331
    13,000     Ministop Co., Ltd.                                                                             219,702
    38,000     Mitsubishi Chemicals Holdings Corp.                                                            256,634
    11,900     Mitsubishi Corp.                                                                               242,849
    29,000     Mitsubishi Electric Corp.                                                                      263,034
     9,000     Mitsubishi Estate Co., Ltd.                                                                    257,899
    14,000     Mitsubishi Gas Chemical Co., Inc.                                                              149,441
    13,000     Mitsubishi Materials Corp.                                                                      51,060
    12,000     Mitsubishi Rayon Co., Ltd.                                                                      82,383
        80     Mitsubishi UFJ Financial Group, Inc.                                                           971,453
    20,000     Mitsui & Co., Ltd.                                                                             320,314
     2,000     Mitsui Fudosan Co., Ltd.                                                                        51,995
    20,000     Mitsui Mining & Smelting Co., Ltd.                                                             103,299
    18,000     Mitsui OSK Lines Ltd.                                                                          187,638
     7,000     Mitsui Sumitomo Insurance Co., Ltd.                                                             83,790
        94     Mizuho Financial Group, Inc.                                                                   678,992
     3,700     Mori Seiki Co., Ltd.                                                                            81,138
    66,000     NGK Insulators                                                                               1,001,391
     6,000     NGK Spark Plug Co., Ltd.                                                                       122,370
    41,700     NSK Ltd.                                                                                       382,112
       594     NTT DoCoMo, Inc.                                                                               907,025
    11,600     Nidec Corp.                                                                                    821,639
    16,000     Nifco, Inc.                                                                                    376,984
     8,000     Nikon Corp.                                                                                    180,387
       700     Nintendo Co.                                                                                   207,895
     3,000     Nippon Kayaku Co., Ltd.                                                                         25,812
    24,500     Nippon Mining Holdings, Inc.                                                                   176,804
    50,000     Nippon Oil Corp.                                                                               336,271
    14,000     Nippon Paint Co., Ltd.                                                                          74,002
    38,000     Nippon Sheet Glass Co., Ltd.                                                                   186,174
     7,000     Nippon Shokubai Co., Ltd.                                                                       80,731
   130,000     Nippon Steel Corp.                                                                             771,208
       191     Nippon Telephone & Telegraph Corp.                                                             955,237
    26,000     Nippon Yusen KK                                                                                199,114
    93,700     Nissan Motor Co., Ltd.                                                                       1,171,254
     9,000     Nisshin Oillio Group Ltd.                                                                       55,382
     5,000     Nisshin Seifun Group                                                                            51,677
    16,100     Nitto Denko Corp.                                                                              794,508
    48,900     Nomura Holdings, Inc.                                                                          996,287
    55,000     OJI Paper Co., Ltd.                                                                            301,661
     3,200     Ono Pharmaceutical Co., Ltd.                                                                   156,864
     4,330     ORIX Corp.                                                                                   1,245,596
    18,000     Obayashi Corp.                                                                                 109,628
     2,800     Omron Corp.                                                                                     75,580
    28,000     Osaka Gas Co., Ltd.                                                                            108,981
     7,000     Pacific Metals Co.                                                                              81,361
    12,000     Rengo Co., Ltd.                                                                                 77,338
        46     Resona Holdings, Inc.                                                                          127,985
    13,000     Ricoh Co., Ltd.                                                                                283,945
     6,000     SMC Corp.                                                                                      865,512
     2,600     Santen Pharmaceutical Co., Ltd.                                                                 73,440
    10,000     Sanwa Shutter Corp.                                                                             60,233
     3,200     Seven & I Holdings Co., Ltd.                                                                    96,424
    49,000     Sharp Corp.                                                                                    837,993
     2,600     Shimachu Co., Ltd.                                                                              71,680
    16,000     Shimizu Corp.                                                                                   86,575
     3,400     Shin-Etsu Chemical Co., Ltd.                                                                   222,281
    24,000     Shinmaywa Industries Ltd.                                                                      127,208
    33,200     Showa Shell Sekiyu KK                                                                          363,045
     5,700     Sony Corp.                                                                                     263,657
    26,000     Sumitomo Bakelite Co., Ltd.                                                                    183,863
    56,200     Sumitomo Corp.                                                                                 878,510
    34,000     Sumitomo Chemical Co., Ltd.                                                                    262,894
     9,000     Sumitomo Electric Industries Ltd.                                                              138,029
    53,000     Sumitomo Metal Industries Ltd.                                                                 225,249
    10,000     Sumitomo Metal Mining Co., Ltd.                                                                130,975
       147     Sumitomo Mitsui Financial Group, Inc.                                                        1,507,924
     3,000     Sumitomo Realty & Development Co., Ltd.                                                        104,415
    15,000     Sumitomo Trust & Banking Co., Ltd.                                                             160,812
       800     TDK Corp.                                                                                       67,340
    30,000     Taiheiyo Cement Corp.                                                                          135,964
     9,000     Takeda Pharmaceutical Co., Ltd.                                                                587,567
    13,000     Tanabe Seiyaku Co., Ltd.                                                                       176,267
    24,000     Teijin Ltd.                                                                                    136,630
    10,000     Toagosei Co., Ltd.                                                                              37,086
    14,000     Tobu Railway Co.                                                                                66,056
    10,800     Tohoku Electric Power Co., Inc.                                                                283,707
    13,700     Tokyo Electric Power Co., Inc.                                                                 467,314
     3,300     Tokyo Electron Ltd.                                                                            235,964
    11,000     Tokyo Gas Co., Ltd.                                                                             57,139
    53,000     Toshiba Corp.                                                                                  338,470
    35,000     Tosoh Corp.                                                                                    165,780
     7,000     Toyo Suisan Kaisha Ltd.                                                                        108,630
    69,000     Toyo Tire & Rubber Co., Ltd.                                                                   340,591
    37,600     Toyota Motor Corp.                                                                           2,477,754
    13,000     UNY Co., Ltd.                                                                                  169,732
       820     USS Co., Ltd.                                                                                   54,005
        20     West Japan Railway Co.                                                                          89,266
     7,500     Yamada Denki Co., Ltd.                                                                         623,867
     7,300     Yamaha Corp.                                                                                   149,000
     5,400     Yamaha Motor Co., Ltd.                                                                         167,770
    70,000     Yokohama Rubber Co., Ltd.                                                                      404,088
               TOTAL JAPAN                                                                                 45,449,806
               MEXICO-0.2%
   268,300     Telefonos de Mexico SA de CV                                                                   413,324
               NETHERLANDS-2.0%
     6,391   1 ASM Lithography Holding NV                                                                     162,699
    31,400     Aegon NV                                                                                       620,059
    32,817     ING Groep NV                                                                                 1,435,660
   100,110     Koninklijke KPN NV                                                                           1,445,276
     9,503     Mittal Steel Co. NV                                                                            446,174
     5,492     Randstand Holdings NV                                                                          369,307
    10,977     Unilever NV                                                                                    292,247
               TOTAL NETHERLANDS                                                                            4,771,422
               NEW ZEALAND-0.2%
    14,253     Auckland International Airport Ltd.                                                             22,515
    55,900     Fisher & Paykel Appliances Holdings Ltd.                                                       144,873
     7,608     Fletcher Building                                                                               60,664
    10,912     Kiwi Income Property Trust                                                                      11,811
    60,307     Telecom Corp. of New Zealand Ltd.                                                              206,675
               TOTAL NEW ZEALAND                                                                              446,538
               NORWAY-1.6%
     2,100     Aker Kvaerner                                                                                  237,859
    14,000     Norsk Hydro ASA                                                                                452,218
    17,220     Orkla ASA                                                                                    1,035,998
   152,000   1 PAN Fish ASA                                                                                   163,625
    35,160   1 Petroleum Geo-Services ASA                                                                     824,141
    16,700     Statoil ASA                                                                                    448,270
    13,000   1 Subsea 7, Inc.                                                                                 231,597
    10,500   1 TGS Nopec Geophysical Co. ASA                                                                  214,743
     9,515     Telenor ASA                                                                                    194,643
               TOTAL NORWAY                                                                                 3,803,094
               PORTUGAL-0.5%
    66,500     Banco Comercial Portugues SA                                                                   246,511
   182,781     Energias de Portugal SA                                                                        913,052
               TOTAL PORTUGAL                                                                               1,159,563
               SINGAPORE-1.2%
     4,000   1 Chartered Semi Conductors                                                                        3,708
     5,000     City Developments Ltd.                                                                          46,099
    21,000     Comfortdelgro Co.                                                                               24,881
    47,000     DBS Group Holdings Ltd.                                                                        673,022
     5,000     Fraser & Neave Ltd.                                                                             17,086
    66,600     Keppel Corp., Ltd.                                                                             781,253
   195,000     MMI Holdings                                                                                   170,086
   141,000     MobileOne Ltd.                                                                                 198,730
     3,000     Neptune Orient Lines Ltd.                                                                        4,785
    26,000     Overseas Chinese Banking Corp.                                                                 134,408
    19,000     SembCorp Industries Ltd.                                                                        52,934
     5,000     Sia Engineering Co.                                                                             15,106
    41,000     Singapore Airlines Ltd.                                                                        469,744
    11,000     Singapore Exchange Ltd.                                                                         48,978
     2,000     Singapore Land                                                                                  11,065
    30,000     Singapore Petrol                                                                                85,162
     8,000     Singapore Post                                                                                   6,071
    17,000     Singapore Press Holdings Ltd.                                                                   52,016
     6,000     Singapore Technologies Engineering Ltd.                                                         13,046
       600     Singapore Telecommunications Ltd.                                                                1,377
    28,000     SMRT Corp. Ltd.                                                                                 26,981
     9,000   1 Stats Chippac Ltd.                                                                               7,536
    12,000     Suntec Real Estate Investment Trust                                                             14,439
    11,000     UOL Group Ltd.                                                                                  36,754
     2,000     United Overseas Bank Ltd.                                                                       24,789
               TOTAL SINGAPORE                                                                              2,920,056
               SOUTH AFRICA-0.4%
    17,600     Remgro Ltd.                                                                                    435,934
    76,100     Sanlam Ltd.                                                                                    196,594
    12,300     Telkom SA Ltd.                                                                                 274,306
               TOTAL SOUTH AFRICA                                                                             906,834
               SOUTH KOREA-0.3%
     8,636     Kuala Lumpur Kepong BHD                                                                        618,179
               SPAIN-3.7%
    58,853     Banco Bilbao Vizcaya Argentaria SA                                                           1,468,103
   162,198     Banco Santander Central Hispano SA                                                           3,088,879
     9,393     Gestevision Telecinco SA                                                                       254,403
     7,652     Inditex SA                                                                                     435,725
    17,800     Repsol YPF SA                                                                                  585,782
   133,948     Telefonica SA                                                                                2,937,383
               TOTAL SPAIN                                                                                  8,770,275
               SWEDEN-1.1%
    17,800     Electrolux AB                                                                                  339,119
    76,000     Ericsson Tel                                                                                   301,932
     7,800   1 Husqvarna AB                                                                                   121,080
    57,500     Nordea Bank AB                                                                                 901,684
    12,400     Volvo AB                                                                                       914,172
               TOTAL SWEDEN                                                                                 2,577,987
               SWITZERLAND-7.5%
    57,360     ABB Ltd.                                                                                     1,018,486
     1,757   1 Actelion                                                                                       427,361
     3,500     Baloise Holdings AG                                                                            355,734
    27,403     Credit Suisse Group                                                                          1,944,065
     1,000     Helvetia Holding AG                                                                            391,057
    10,140     Holcim Ltd.                                                                                  1,009,790
     8,121   1 Logiteh International SA                                                                       234,497
     2,804     Nestle SA                                                                                    1,028,772
    43,708     Novartis AG                                                                                  2,523,748
       978     OC Oerlikon Corp. AG                                                                           535,506
     7,626     Richemont AG                                                                                   425,620
     9,392     Roche Holding AG                                                                             1,770,637
    14,776     Swiss Reinsurance                                                                            1,233,675
     1,300     Swisscom AG                                                                                    485,566
     6,199     Syngenta AG                                                                                  1,145,703
     5,030     Synthes, Inc.                                                                                  635,110
    14,390     UBS AG                                                                                         904,505
     6,064     Zurich Financial Services AG                                                                 1,637,083
               TOTAL SWITZERLAND                                                                           17,706,915
               TURKEY---0.1%
    10,800     Tupras (Turkiye Petrol Rafine)                                                                 193,269
               UNITED KINGDOM-19.9%
   336,753     ARM Holdings PLC                                                                               804,039
    16,300     Alliance & Leicester PLC                                                                       345,612
    44,114     AstraZeneca PLC                                                                              2,461,448
    32,483     Autonomy Corp.                                                                                 378,141
   197,223     BP PLC                                                                                       2,083,521
   391,985     BT Group PLC                                                                                 2,365,188
   278,485     Barclays PLC                                                                                 4,071,980
    10,614     Barratt Development                                                                            246,527
    28,100     Bradford & Bingley PLC                                                                         253,805
   111,599   1 British Airways PLC                                                                          1,182,923
    54,500     British Insurance Holdings PLC                                                                 345,449
    76,083     British Sky Broadcasting PLC                                                                   816,264
    10,500     Brown Group PLC                                                                                 63,543
    15,994     Carnival PLC                                                                                   871,064
    16,504   1 Charter PLC                                                                                    277,276
    27,106     Cookson Group PLC                                                                              317,593
     2,311     Corus Group PLC                                                                                 27,272
    24,944     Countrywide PLC                                                                                261,707
   114,200     DSG International PLC                                                                          378,627
     4,270     Daily Mail & Gen TST                                                                            63,255
    13,900     Dairy Crest Group PLC                                                                          182,308
    80,800     GKN PLC                                                                                        511,462
    46,076     Gallaher Group PLC                                                                           1,027,717
    78,970     GlaxoSmithKline PLC                                                                          2,129,804
   101,586     HBOS PLC                                                                                     2,227,492
    23,043     HSBC Holdings PLC                                                                              418,810
    17,600     Hanson PLC                                                                                     267,833
    36,708     Imperial Tobacco Group PLC                                                                   1,499,826
    23,546     Investec                                                                                       289,698
    53,483     Kesa Electricals PLC                                                                           358,557
    21,200     Lloyds TSB Group PLC                                                                           243,179
    58,467     Marks & Spencer Group PLC                                                                      776,534
   110,876     Michael Page International PLC                                                               1,044,476
    85,072     National Grid PLC                                                                            1,285,886
     1,400     Northumbrian Water Group PLC                                                                     8,127
    45,300     Old Mutual PLC                                                                                 153,925
   117,312     Premier Farnell PLC                                                                            441,992
    90,844     Prudential PLC                                                                               1,228,715
    67,000     RHM PLC                                                                                        521,323
    29,743     Reckitt Benckiser PLC                                                                        1,435,064
    18,674     Reuters Group                                                                                  158,843
    29,604     Rio Tinto PLC                                                                                1,596,582
    49,288     Rolls-Royce Group PLC                                                                          453,253
    76,574     Royal Bank of Scotland Group PLC, Edinburgh                                                  3,093,585
    33,854     Royal Dutch Shell PLC                                                                        1,146,202
    39,600     Royal Dutch Shell PLC, B Shares                                                              1,332,738
     1,615     Savills                                                                                         19,990
    30,600     Scottish Power PLC                                                                             449,027
    79,871     Smith & Nephew PLC                                                                             898,872
     5,402     Stagecoach Group                                                                                15,920
    34,467     Tate & Lyle PLC                                                                                397,463
    20,200     Taylor Woodrow PLC                                                                             161,545
    83,107     Tesco PLC                                                                                      684,159
    41,600     Tomkins PLC                                                                                    223,822
    24,049     Unilever PLC                                                                                   654,600
     4,505   1 Venture Productions                                                                             63,028
   651,289     Vodafone Group PLC                                                                           1,901,678
    24,128     William Hill PLC                                                                               305,507
               TOTAL UNITED KINGDOM                                                                        47,224,776
               UNITED STATES----6.5%
     1,093     Aracruz Celulose SA                                                                             60,541
    16,377     Au Optronics Corp.                                                                             219,943
    25,231     Cameo Corp.                                                                                    962,058
    31,000     Chunghwa Telecom Co., Ltd.                                                                     642,010
    16,000     Elec & Eltek International Co., Ltd.                                                            44,160
     2,068   1 Focus                                                                                          170,941
    10,300     HDFC Bank Ltd.                                                                                 786,096
    15,100     Infosys Technologies Ltd.                                                                      875,800
     4,000     JSC MMM Nurilsk Nickel                                                                         676,000
    19,907     Koninkljike Philips Electronics NV                                                             779,359
    25,600     Korea Electric Power Corp.                                                                     585,472
    29,800     Manulife Financial Corp.                                                                     1,004,558
    14,600   1 Millicom International Cellular                                                                970,024
    11,500     POSCO                                                                                        1,014,070
       500     PetroChina Co., Ltd.                                                                            61,665
    12,732     Petroleo Brasileiro SA                                                                       1,190,947
     2,611     Samsung Electronics Co., Ltd.                                                                  790,480
    11,900     SAP AG                                                                                         551,446
     8,800     State Bank of India Ltd.                                                                       572,142
     9,012     Suncor Energy, Inc.                                                                            670,042
    70,160     Taiwan Semiconductor Manufacturing Co., Ltd.                                                   765,446
    22,500     Teva Pharmaceutical Industries Ltd.                                                            789,750
     9,500     Total SA                                                                                       646,475
    14,899     Wal-Mart de Mexico SA de CV                                                                    659,653
     4,000     Want Want Holdings                                                                               5,997
               TOTAL UNITED STATES                                                                         15,495,075
               TOTAL COMMON STOCKS                                                                        230,777,723
               (IDENTIFIED COST $183,943,017)
               MUTUAL FUNDS-2.1%
 3,655,273   2 MTB Prime Money Market Fund, Corporate Shares (7 Day Net Yield 4.98%)                        3,655,273
 1,357,645     SSgA Money Market Fund (7 Day Net Yield 5.00%)                                               1,357,645
               TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                                      5,012,918
               TOTAL INVESTMENTS-99.2%                                                                    235,790,641
               (IDENTIFIED COST $188,955,935)3
               OTHER ASSETS AND LIABILITIES---NET-0.8%                                                      1,924,556
               TOTAL NET ASSETS-100%                                                                    $ 237,715,197

1    Non-income producing security.

2    Affiliated company.

3 At January 31, 2007, the cost of investments for federal tax purposes was $188,955,935. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from futures contracts was $46,834,706. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $47,929,164 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,094,458.

At January 31, 2007, the Fund had the following outstanding long futures contracts:

 CONTRACTS                  NUMBER OF    NOTIONAL      EXPIRATION     UNREALIZED
                            CONTRACTS    VALUE         DATE         APPRECIATION
 1MSCI Pan Euro Index       81           $2,006,694    March 2007        $78,970
 Futures
 1TOPIX Index Futures       4           $69,000,000    March 2007        $40,381
 NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS                       $119,351

Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.






MTB LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES  DESCRIPTION   VALUE

            COMMON STOCKS--99.8%
            AEROSPACE & DEFENSE--1.4%
  3,000     Boeing Co.                                                               $    268,680
  6,400     United Technologies Corp.                                                     435,328
               TOTAL AEROSPACE & DEFENSE                                                  704,008
            AIR FREIGHT & LOGISTICS--0.7%
  5,100     United Parcel Service, Inc.                                                   368,628
            BEVERAGES--4.0%
 17,700     Coca-Cola Co.                                                                 847,476
 18,300     PepsiCo, Inc.                                                               1,193,892
               TOTAL BEVERAGES                                                          2,041,368
            BIOTECHNOLOGY--3.1%
 14,300   1 Amgen, Inc.                                                                 1,006,291
  3,200   1 Genentech, Inc.                                                               279,584
  4,300   1 Gilead Sciences, Inc.                                                         276,576
               TOTAL BIOTECHNOLOGY                                                      1,562,451
            CAPITAL MARKETS--2.1%
  6,800     Lehman Brothers Holdings, Inc.                                                559,232
  6,500     Morgan Stanley                                                                538,135
               TOTAL CAPITAL MARKETS                                                    1,097,367
            COMMERCIAL BANKS--1.0%
  9,000     Wachovia Corp.                                                                508,500
            COMMUNICATIONS EQUIPMENT--5.9%
 48,700   1 Cisco Systems, Inc.                                                         1,294,933
 31,800   1 Corning, Inc.                                                                 662,712
 11,200     Motorola, Inc.                                                                222,320
 22,800     Qualcomm, Inc.                                                                858,648
               TOTAL COMMUNICATIONS EQUIPMENT                                           3,038,613
            COMPUTERS & PERIPHERALS--4.9%
  1,800   1 Apple, Inc.                                                                   154,314
 15,700   1 Dell, Inc.                                                                    380,725
 22,500   1 EMC Corp. Mass                                                                314,775
  9,700     Hewlett-Packard Co.                                                           419,816
 12,300     IBM Corp.                                                                   1,219,545
               TOTAL COMPUTERS & PERIPHERALS                                            2,489,175
            CONSTRUCTION & ENGINEERING--1.0%
  9,700   1 Foster Wheeler Ltd.                                                           518,659
            CONSUMER FINANCE--1.9%
  8,700     American Express Co.                                                          506,514
  5,600     Capital One Financial Corp.                                                   450,240
               TOTAL CONSUMER FINANCE                                                     956,754
            DIVERSIFIED FINANCIAL SERVICES-1.2%
  7,900     CIT Group, Inc.                                                               465,784
  2,000     iShares S&P 500/BARRA Growth                                                  131,600
               TOTAL DIVERSIFIED FINANCIAL SERVICES                                       597,384
            ELECTRICAL EQUIPMENT--0.9%
  7,500     Rockwell Automation, Inc.                                                     459,075
            ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
  9,500     Jabil Circuit, Inc.                                                           227,905
            ENERGY EQUIPMENT & SERVICES--2.9%
  8,000     ENSCO International, Inc.                                                     406,960
  8,900     Schlumberger Ltd.                                                             565,061
 12,500   1 Weatherford International Ltd.                                                504,750
               TOTAL ENERGY EQUIPMENT & SERVICES                                        1,476,771
            FOOD & STAPLES RETAILING--3.0%
 15,900     Sysco Corp.                                                                   549,345
 20,500     Wal-Mart Stores, Inc.                                                         977,645
               TOTAL FOOD & STAPLES RETAILING                                           1,526,990
            FOOD PRODUCTS--0.5%
  5,100     Hershey Foods Corp.                                                           260,304
            HEALTH CARE EQUIPMENT & SUPPLIES--4.3%
 23,000   1 Boston Scientific Corp.                                                       424,350
 19,500   1 Cytyc Corp.                                                                   563,940
  4,200   1 Intuitive Surgical, Inc.                                                      413,322
  8,300   1 Varian Medical Systems, Inc.                                                  382,879
  5,200   1 Zimmer Holdings, Inc.                                                         437,944
               TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   2,222,435
            HEALTH CARE PROVIDERS & SERVICES--4.0%
 10,800     Caremark Rx, Inc.                                                             661,608
  5,600   1 Express Scripts, Inc., Class A                                                389,312
  8,000   1 Pediatrix Medical Group                                                       420,320
 11,500     UnitedHealth Group, Inc.                                                      600,990
               TOTAL HEALTH CARE PROVIDERS & SERVICES                                   2,072,230
            HEALTH CARE TECHNOLOGY--0.7%
  7,700   1 Cerner Corp.                                                                  345,961
            HOTELS, RESTAURANTS & LEISURE--1.2%
 10,500     Hilton Hotels Corp.                                                           371,595
  6,500   1 Starbucks Corp.                                                               227,110
               TOTAL HOTELS, RESTAURANTS & LEISURE                                        598,705
            HOUSEHOLD PRODUCTS--4.4%
  3,800     Colgate-Palmolive Co.                                                         259,540
 30,600     Procter & Gamble Co.                                                        1,985,022
               TOTAL HOUSEHOLD PRODUCTS                                                 2,244,562
            INDUSTRIAL CONGLOMERATES--3.8%
  5,000     3M Co.                                                                        371,500
 43,000     General Electric Co.                                                        1,550,150
               TOTAL INDUSTRIAL CONGLOMERATES                                           1,921,650
            INSURANCE--3.5%
 19,000     American International Group, Inc.                                          1,300,550
 10,000     The St. Paul Travelers Cos., Inc.                                             508,500
               TOTAL INSURANCE                                                          1,809,050
            INTERNET SOFTWARE & SERVICES--3.0%
  4,800   1 eBay, Inc.                                                                    155,472
  1,900   1 Google Inc.                                                                   952,470
  7,700     Walt Disney Co.                                                               270,809
  5,600   1 Yahoo, Inc.                                                                   158,536
               TOTAL INTERNET SOFTWARE & SERVICES                                       1,537,287
            MACHINERY--1.1%
  2,500     Caterpillar, Inc.                                                             160,175
  9,000     Joy Global, Inc.                                                              418,230
               TOTAL MACHINERY                                                            578,405
            MEDIA--1.1%
 24,500     News Corp., Inc.                                                              569,625
            METALS & MINING--0.7%
 10,000     Companhia Vale Do Rio Doce, ADR                                               339,300
            MULTILINE RETAIL--2.7%
  2,900   1 Kohl's Corp.                                                                  205,639
  5,200     Nordstrom, Inc.                                                               289,692
  1,900   1 Sears Holdings Corp.                                                          335,635
  9,000     Target Corp.                                                                  552,240
               TOTAL MULTILINE RETAIL                                                   1,383,206
            OIL, GAS & CONSUMABLE FUELS--10.9%
  7,300     Chevron Corp.                                                                 532,024
  5,400     ConocoPhillips                                                                358,614
  7,800     Devon Energy Corp.                                                            546,702
  3,800     EOG Resources, Inc.                                                           262,694
 41,100     ExxonMobil Corp.                                                            3,045,510
  6,800     Peabody Energy Corp.                                                          277,644
  7,500   1 Southwestern Energy Co.                                                       288,450
  5,500     XTO Energy, Inc.                                                              277,585
               TOTAL OIL, GAS & CONSUMABLE FUELS                                        5,589,223
            PERSONAL PRODUCTS--0.6%
  7,000     Estee Lauder Cos., Inc., Class A                                              332,500
            PHARMACEUTICALS--7.6%
  7,500     Abbott Laboratories                                                           397,500
  9,200     Eli Lilly & Co.                                                               497,904
 22,000     Johnson & Johnson                                                           1,469,600
  6,600     Novartis AG, ADR                                                              380,754
 25,000     Pfizer, Inc.                                                                  656,000
  9,500     Wyeth                                                                         469,395
               TOTAL PHARMACEUTICALS                                                    3,871,153
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.6%
 18,000   1 Advanced Micro Devices, Inc.                                                  279,900
 22,000     Intel Corp.                                                                   461,120
  4,900   1 MEMC Electronic Materials, Inc.                                               256,760
 11,000     Texas Instruments, Inc.                                                       343,090
               TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                           1,340,870
            SOFTWARE--3.5%
 10,000   1 Citrix Systems, Inc.                                                          316,700
  8,500   1 Intuit, Inc.                                                                  267,325
 38,500     Microsoft Corp.                                                             1,188,110
               TOTAL SOFTWARE                                                           1,772,135
            SPECIALTY RETAIL--4.3%
  5,200   1 Bed Bath & Beyond, Inc.                                                       219,388
  5,300     Best Buy Co., Inc.                                                            267,120
 19,000     Home Depot, Inc.                                                              774,060
 20,400     Lowe's Cos., Inc.                                                             687,684
 10,000     Staples, Inc.                                                                 257,200
               TOTAL SPECIALTY RETAIL                                                   2,205,452
            TEXTILES, APPAREL & LUXURY GOODS--1.2%
  7,400   1 Coach, Inc.                                                                   339,364
  2,800     Nike, Inc., Class B                                                           276,668
               TOTAL TEXTILES, APPAREL & LUXURY GOODS                                     616,032
            THRIFTS & MORTGAGE FINANCE--1.4%
  2,100     Federal Home Loan Mortgage Corp.                                              136,353
  9,700     Radian Group, Inc.                                                            584,134
               TOTAL THRIFTS & MORTGAGE FINANCE                                           720,487
            TOBACCO--2.3%
 13,700     Altria Group, Inc.                                                          1,197,243
               TOTAL COMMON STOCKS                                                     51,101,463
               (IDENTIFIED COST $44,319,658)
            MUTUAL FUNDS--0.1%
 80,306   2 MTB Prime Money Market Fund, Corporate Shares (7 Day Net Yield 4.98%)          80,306
      1     SSgA Money Market Fund (7 Day Net Yield 5.00%)                                      1
               TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                     80,307
               TOTAL INVESTMENTS-99.9%                                                 51,181,770
               (IDENTIFIED COST $44,399,965)3
               OTHER ASSETS AND LIABILITIES -NET -0.1%                                     37,220
               TOTAL NET ASSETS -100%                                                $ 51,218,990

1    Non-income producing security.

2    Affiliated company.

3 At January 31, 2007, the cost of investments for federal tax purposes was $44,399,965. The net unrealized appreciation of investments for federal tax purposes was $6,781,805. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,395,029 and net unrealized depreciation from investments for those securities having an excess of cost over value of $613,224.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt






MTB LARGE CAP STOCK FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES  DESCRIPTION   VALUE

             COMMON STOCKS--99.8%
             AEROSPACE & DEFENSE--3.0%
  47,197     Lockheed Martin Corp.                          $   4,587,076
  31,835     Precision Castparts Corp.                          2,829,813
                TOTAL AEROSPACE & DEFENSE                       7,416,889
             AIR FREIGHT & LOGISTICS--1.1%
  37,017     United Parcel Service, Inc.                        2,675,589
             BEVERAGES--3.5%
 102,538     Coca-Cola Co.                                      4,909,519
  55,174     PepsiCo, Inc.                                      3,599,552
                TOTAL BEVERAGES                                 8,509,071
             BIOTECHNOLOGY--1.8%
  47,630   1 Amgen, Inc.                                        3,351,723
  17,000   1 Gilead Sciences, Inc.                              1,093,440
                TOTAL BIOTECHNOLOGY                             4,445,163
             CAPITAL MARKETS--4.4%
  18,700     Legg Mason, Inc.                                   1,960,695
  53,583     Lehman Brothers Holdings, Inc.                     4,406,666
  52,842     Morgan Stanley                                     4,374,789
                TOTAL CAPITAL MARKETS                          10,742,150
             COMMERCIAL BANKS-1.0%
  47,197     Wachovia Corp.                                     2,666,630
             COMMUNICATIONS EQUIPMENT--5.4%
 194,341   1 Cisco Systems, Inc.                                5,167,527
  95,320   1 Corning, Inc.                                      1,986,469
  52,750     Harris Corp.                                       2,680,755
  88,182     Qualcomm, Inc.                                     3,320,934
                TOTAL COMMUNICATIONS EQUIPMENT                 13,155,685
             COMPUTERS & PERIPHERALS--3.8%
 138,815   1 EMC Corp. Mass                                     1,942,022
  78,199     Hewlett-Packard Co.                                3,384,453
  40,719     IBM Corp.                                          4,037,289
                TOTAL COMPUTERS & PERIPHERALS                   9,363,764
             CONSTRUCTION & ENGINEERING--0.5%
  24,418   1 Foster Wheeler Ltd.                                1,305,630
             CONSUMER FINANCE--1.1%
  32,390     Capital One Financial Corp.                        2,604,156
             DIVERSIFIED CONSUMER SERVICES--0.9%
  35,352   1 Laureate Education, Inc.                           2,133,140
             DIVERSIFIED FINANCIAL SERVICES-9.8%
 148,903     Bank of America Corp.                              7,829,320
  76,811     CIT Group, Inc.                                    4,528,777
 143,442     Citigroup, Inc.                                    7,907,957
   4,400     Goldman Sachs Group, Inc.                            933,504
  55,989     J.P. Morgan Chase & Co.                            2,851,520
                TOTAL DIVERSIFIED FINANCIAL SERVICES           24,051,078
             DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
  71,073     AT&T, Inc.                                         2,674,477
  49,511     Verizon Communications                             1,907,164
                TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES    4,581,641
             ELECTRICAL EQUIPMENT--1.4%
  57,007     Rockwell Automation, Inc.                          3,489,398
             ENERGY EQUIPMENT & SERVICES--2.2%
  56,081     ENSCO International, Inc.                          2,852,840
  38,406     Schlumberger Ltd.                                  2,438,397
                TOTAL ENERGY EQUIPMENT & SERVICES               5,291,237
             FOOD & STAPLES RETAILING--2.0%
  67,372     Sysco Corp.                                        2,327,703
  54,416     Wal-Mart Stores, Inc.                              2,595,099
                TOTAL FOOD & STAPLES RETAILING                  4,922,802
             FOOD PRODUCTS--0.4%
  19,000     Hershey Foods Corp.                                  969,760
             HEALTH CARE EQUIPMENT & SUPPLIES--2.6%
  58,302   1 Cytyc Corp.                                        1,686,094
  18,509   1 Intuitive Surgical, Inc.                           1,821,471
  34,241   1 Zimmer Holdings, Inc.                              2,883,777
                TOTAL HEALTH CARE EQUIPMENT & SUPPLIES          6,391,342
             HEALTH CARE PROVIDERS & SERVICES--3.2%
  60,616     Caremark Rx, Inc.                                  3,713,336
  35,167   1 Express Scripts, Inc., Class A                     2,444,810
  32,853     UnitedHealth Group, Inc.                           1,716,898
                TOTAL HEALTH CARE PROVIDERS & SERVICES          7,875,044
             HEALTH CARE TECHNOLOGY--1.0%
  31,928   1 Cerner Corp.                                       1,434,525
  36,555     IMS Health, Inc.                                   1,054,977
                TOTAL HEALTH CARE TECHNOLOGY                    2,489,502
             HOTELS, RESTAURANTS & LEISURE--1.1%
  50,106     Carnival Corp.                                     2,583,465
             HOUSEHOLD PRODUCTS--2.1%
  79,568     Procter & Gamble Co.                               5,161,576
             INDUSTRIAL CONGLOMERATES--4.8%
  29,614     3M Co.                                             2,200,320
 266,063     General Electric Co.                               9,591,571
                TOTAL INDUSTRIAL CONGLOMERATES                 11,791,891
             INSURANCE--4.5%
  93,284     American International Group, Inc.                 6,385,290
  42,385     Cincinnati Financial Corp.                         1,896,305
  41,182     Lincoln National Corp.                             2,764,959
                TOTAL INSURANCE                                11,046,554
             INTERNET SOFTWARE & SERVICES--1.5%
   7,375   1 Google Inc.                                        3,697,087
             MACHINERY--2.1%
  35,537     Caterpillar, Inc.                                  2,276,856
  34,704     Harsco Corp.                                       2,980,379
                TOTAL MACHINERY                                 5,257,235
             MEDIA--2.8%
 112,440   1 Comcast Corp., Class A                             4,983,341
  80,513     News Corp., Inc.                                   1,871,927
                TOTAL MEDIA                                     6,855,268
             METALS & MINING--0.5%
  23,054     Cleveland Cliffs, Inc.                             1,260,132
             OIL, GAS & CONSUMABLE FUELS--9.8%
  35,629     Anadarko Petroleum Corp.                           1,558,769
  88,379     Chevron Corp.                                      6,441,062
  65,243     ConocoPhillips                                     4,332,788
  29,151     EOG Resources, Inc.                                2,015,209
 131,319     Exxon Mobil Corp.                                  9,730,738
                TOTAL OIL, GAS & CONSUMABLE FUELS              24,078,566
             PERSONAL PRODUCTS--0.8%
  40,000     Estee Lauder Cos., Inc., Class A                   1,900,000
             PHARMACEUTICALS--7.1%
  26,500     Abbott Laboratories                                1,404,500
  41,645     Eli Lilly & Co.                                    2,253,827
  96,338     Johnson & Johnson                                  6,435,378
  50,996     Novartis AG, ADR                                   2,941,959
  94,857     Pfizer, Inc.                                       2,489,048
  39,794     Wyeth                                              1,966,222
                TOTAL PHARMACEUTICALS                          17,490,934
             ROAD & RAIL--0.8%
  24,802     Burlington Northern Santa Fe Corp.                 1,993,089
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.7%
 110,127     Intel Corp.                                        2,308,262
  62,282     Texas Instruments, Inc.                            1,942,576
                TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPME    4,250,838
             SOFTWARE--4.2%
  66,169   1 Autodesk, Inc.                                     2,892,909
  19,500   1 Electronic Arts, Inc.                                975,000
 207,761     Microsoft Corp.                                    6,411,504
                TOTAL SOFTWARE                                 10,279,413
             SPECIALTY RETAIL--2.1%
  71,145     Home Depot, Inc.                                   2,898,447
  85,951     Staples, Inc.                                      2,210,660
                TOTAL SPECIALTY RETAIL                          5,109,107
             THRIFTS & MORTGAGE FINANCE--0.7%
  28,041     Radian Group, Inc.                                 1,688,629
             TOBACCO--2.2%
  60,894     Altria Group, Inc.                                 5,321,527
                TOTAL COMMON STOCKS                           244,844,982
                (IDENTIFIED COST $180,930,197)
             MUTUAL FUNDS--0.1%
 156,044   2 MTB Prime Money Market Fund, Corporate Shares
             (7 Day Net Yield 4.98%)                              156,044
     111     SSgA Money Market Fund (7 Day Net Yield 5.00%)           111
                TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)           156,155
                TOTAL INVESTMENTS-99.9%                       245,001,137
                (IDENTIFIED COST $181,086,352)3
                OTHERS ASSETS AND LIABILITIES -NET -0.1%          267,797
                TOTAL NET ASSETS-100%                       $ 245,268,934

1    Non-income producing security.

2    Affiliated company.

3 At January 31, 2007, the cost of investments for federal tax purposes was $181,086,352. The net unrealized appreciation of investments for federal tax purposes was $63,914,785. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $65,329,007 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,414,222.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle} in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt







MTB LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

 SHARES        DESCRIPTION                                                                                           VALUE
               COMMON STOCKS--98.9%
               AEROSPACE & DEFENSE--3.8%
    32,405     Lockheed Martin Corp.                                                                         $   3,149,442
    62,000     Raytheon Co.                                                                                      3,217,800
               TOTAL AEROSPACE & DEFENSE                                                                     $   6,367,242
               COMMERCIAL BANKS-4.6%
    57,100     Wachovia Corp.                                                                                    3,226,150
   127,200     Wells Fargo & Co.                                                                                 4,569,024
               TOTAL COMMERCIAL BANKS                                                                        $   7,795,174
               COMMERCIAL SERVICES & SUPPLIES--2.5%
    89,700     Pitney Bowes, Inc.                                                                                4,293,939
               COMMUNICATIONS EQUIPMENT--2.9%
   244,000     Motorola, Inc.                                                                                    4,843,400
               DIVERSIFIED FINANCIAL SERVICES-6.2%
   109,800     Citigroup, Inc.                                                                                   6,053,274
    87,900     J.P. Morgan Chase & Co.                                                                           4,476,747
               TOTAL DIVERSIFIED FINANCIAL SERVICES                                                          $  10,530,021
               DIVERSIFIED TELECOMMUNICATION SERVICES--4.1%
   125,100     AT&T, Inc.                                                                                        4,707,513
    56,100     Verizon Communications                                                                            2,160,972
               TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                                  $   6,868,485
               ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
    52,440   1 Agilent Technologies, Inc.                                                                        1,678,080
               FOOD PRODUCTS--1.2%
   112,300     Tyson Foods, Inc., Class A                                                                        1,993,325
               HEALTH CARE PROVIDERS & SERVICES--1.5%
    59,900     Aetna, Inc.                                                                                       2,525,384
               HOUSEHOLD PRODUCTS--2.2%
    53,400     Kimberly-Clark Corp.                                                                              3,705,960
               INSURANCE--11.0%
   136,100     AON Corp.                                                                                         4,880,546
   124,300     Genworth Financial, Inc., Class A                                                                 4,338,070
    66,000     Hartford Financial Services Group, Inc.                                                           6,264,060
    51,700     Radian Group, Inc.                                                                                3,113,374
               TOTAL INSURANCE                                                                               $  18,596,050
               MACHINERY--3.3%
    37,000     Illinois Tool Works, Inc.                                                                         1,886,630
    87,400     Ingersoll-Rand Co., Class A                                                                       3,747,712
               TOTAL MACHINERY                                                                               $   5,634,342
               MEDIA-11.4%
    86,000     CBS Corp. (New), Class B                                                                          2,680,620
    85,000     Clear Channel Communications, Inc.                                                                3,087,200
    77,500   1 Comcast Corp., Special Class A                                                                    3,368,150
    71,700   1 Liberty Media Holding Corp. - Interactive                                                         1,747,329
    14,340   1 Liberty Media Holding Corp. - Capital                                                             1,466,982
   168,900   1 Viacom, Inc., Class B                                                                             6,869,163
               TOTAL MEDIA                                                                                   $  19,219,444
               METALS & MINING--6.5%
   175,500     Barrick Gold Corp.                                                                                5,198,310
    19,400     POSCO, ADR                                                                                        1,710,692
     7,600     Rio Tinto PLC, ADR                                                                                1,643,196
    29,000     United States Steel Corp.                                                                         2,421,210
               TOTAL METALS & MINING                                                                         $  10,973,408
               OIL, GAS & CONSUMABLE FUELS--9.3%
    53,300     Apache Corp.                                                                                      3,889,301
    62,360     ConocoPhillips                                                                                    4,141,327
   144,000     Noble Energy, Inc.                                                                                7,691,040
               TOTAL OIL, GAS & CONSUMABLE FUELS                                                             $  15,721,668
               PAPER & FOREST PRODUCTS--1.3%
    67,500     International Paper Co.                                                                           2,274,750
               ROAD & RAIL--2.1%
    35,300     Union Pacific Corp.                                                                               3,565,300
               SOFTWARE--6.4%
   286,900     CA, Inc.                                                                                          7,043,395
   123,700     Microsoft Corp.                                                                                   3,817,382
               TOTAL SOFTWARE                                                                                $  10,860,777
               THRIFTS & MORTGAGE FINANCE-9.8%
   171,800     Countrywide Financial Corp.                                                                       7,469,864
   128,800     Fannie Mae                                                                                        7,281,064
    29,400     MGIC Investment Corp.                                                                             1,814,568
               TOTAL THRIFTS & MORTGAGE FINANCE                                                              $  16,565,496
               TOBACCO-6.2%
    68,500     Altria Group, Inc.                                                                                5,986,215
   103,500     Loews Corp.                                                                                       4,498,110
               TOTAL TOBACCO                                                                                 $  10,484,325
               WIRELESS TELECOMMUNICATION SERVICES--1.6%
   156,000     Sprint Nextel Corp.                                                                               2,781,480
               TOTAL COMMON STOCKS (IDENTIFIED COST $138,459,846)                                            $ 167,278,050
               MUTUAL FUND--2.3%
 3,867,548   2 MTB Prime Money Market Fund, Corporate Shares (7 Day Net Yield 4.98%) (AT NET ASSET VALUE)    $   3,867,548
               TOTAL INVESTMENTS --- 101.2%                                                                  $ 171,145,598
               (IDENTIFIED COST $142,327,394)3
               OTHER ASSETS AND LIABILITIES --- NET --- (1.2)%                                               $ (2,112,195)
               TOTAL NET ASSETS --- 100%                                                                     $ 169,033,403

1    Non-income producing security.

2    Affiliated company.

3 At January 31, 2007, the cost of investments for federal tax purposes was $142,327,394. The net unrealized appreciation of investments for federal tax purposes was $28,818,204. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,918,206 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,100,002.


    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others


    The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt








MTB MANAGED ALLOCATION FUND- AGGRESSIVE GROWTH
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

 SHARES   DESCRIPTION                                                                     VALUE
          MUTUAL FUNDS--100.2%1
          EQUITY FUNDS--97.1%
 722,963  MTB International Equity Fund, Institutional I Shares                    $  9,217,774
 746,775  MTB Large Cap Growth Fund, Institutional I Shares                           6,676,172
 843,901  MTB Large Cap Stock Fund, Institutional I Shares                            7,620,430
 343,290  MTB Large Cap Value Fund, Institutional I Shares                            4,479,929
  22,486  MTB Mid Cap Growth Fund, Institutional I Shares                               323,124
  62,662  MTB Mid Cap Stock Fund, Institutional I Shares                                963,734
  33,674  MTB Small Cap Growth Fund, Institutional I Shares                             641,149
 128,304  MTB Small Cap Stock Fund, Institutional I Shares                              946,886
             TOTAL EQUITY FUNDS                                                      30,869,198
          FIXED INCOME FUNDS-2.0%
  32,288  MTB Short - Term Corporate Bond Fund, Institutional I Shares                  316,096
  34,185  MTB U.S. Government Bond Fund, Institutional I Shares                         314,500
             TOTAL FIXED INCOME FUNDS                                                   630,596
          MONEY MARKET FUND--1.1%
 334,021  MTB Prime Money Market Fund, Corporate Shares (7 Day Net Yield 4.98%)         334,021
             TOTAL INVESTMENTS-100.2%                                                31,833,815
             (IDENTIFIED COST $29,775,470)2
             OTHER ASSETS AND LIABILITIES-NET-(0.2)%                                   (50,208)
             TOTAL NET ASSETS-100%                                                 $ 31,783,607

1    Affiliated company.

2 At January 31, 2007, the cost of investments for federal tax purposes was $29,775,470. The net unrealized appreciation of investments for federal tax purposes was $2,058,345. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,285,622 and net unrealized depreciation from investments for those securities having an excess of cost over value of $227,277.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value
(NAV), the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.






MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

 SHARES   DESCRIPTION                                                               VALUE
          MUTUAL FUNDS--100.5%1
          EQUITY FUNDS-29.2%
 109,801  MTB International Equity, Institutional I Shares                   $  1,399,964
  78,309  MTB Large Cap Growth Fund, Institutional I Shares                       700,083
 123,892  MTB Large Cap Stock Fund, Institutional I Shares                      1,118,747
  43,198  MTB Large Cap Value Fund, Institutional I Shares                        563,737
   9,199  MTB Mid Cap Stock Fund, Institutional I Shares                          141,486
  18,836  MTB Small Cap Stock Fund, Institutional I Shares                        139,010
             TOTAL EQUITY FUNDS                                                 4,063,027
          FIXED INCOME FUNDS-69.0%
 141,659  MTB Intermediate -Term Bond Fund, Institutional I Shares              1,381,178
 392,340  MTB Short Duration Government Bond Fund, Institutional I Shares       3,746,842
 216,064  MTB Short - Term Corporate Bond Fund, Institutional I Shares          2,114,403
 255,059  MTB U.S. Government Bond Fund, Institutional I Shares                 2,346,538
             TOTAL FIXED INCOME FUNDS                                           9,588,961
          MONEY MARKET FUND--2.3%
 313,780  MTB Prime Money Market Fund, Corporate Shares                           313,780
          (7 Day Net Yield 4.98%)(AT NET ASSET VALUE)
             TOTAL INVESTMENTS-100.5%                                          13,965,768
             (IDENTIFIED COST $13,927,309)2
             OTHER ASSETS AND LIABILITIES-NET-(0.5)%                             (75,320)
             TOTAL NET ASSETS-100%                                           $ 13,890,448

1    Affiliated company.

2 At January 31, 2007, the cost of investments for federal tax purposes was $13,927,309. The net unrealized appreciation of investments for federal tax purposes was $38,459. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $197,246 and net unrealized depreciation from investments for those securities having an excess of cost over value of $158,787.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.









MTB MANAGED ALLOCATION FUND - MODERATE GROWTH
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

 SHARES     DESCRIPTION                                                                     VALUE
            MUTUAL FUNDS--100.1%1
            EQUITY FUNDS--65.2%
 1,004,026  MTB International Equity Fund, Institutional I Shares                    $ 12,801,336
   927,508  MTB Large Cap Growth Fund, Institutional I Shares                           8,291,922
 1,348,092  MTB Large Cap Stock Fund, Institutional I Shares                           12,173,270
   348,657  MTB Large Cap Value Fund, Institutional I Shares                            4,549,970
    45,261  MTB Mid Cap Growth Fund, Institutional I Shares                               650,407
    84,333  MTB Mid Cap Stock Fund, Institutional I Shares                              1,297,047
    34,196  MTB Small Cap Growth Fund, Institutional I Shares                             651,095
   173,974  MTB Small Cap Stock Fund, Institutional I Shares                            1,283,925
               TOTAL EQUITY FUNDS                                                      41,698,972
            FIXED INCOME FUNDS-31.9%
   522,016  MTB Intermediate -Term Bond Fund, Institutional I Shares                    5,089,658
   667,212  MTB Short Duration Government Bond Fund, Institutional I Shares             6,371,879
   455,631  MTB Short - Term Corporate Bond Fund, Institutional I Shares                4,460,625
   483,911  MTB U.S. Government Bond Fund, Institutional I Shares                       4,451,984
               TOTAL FIXED INCOME FUNDS                                                20,374,146
            MONEY MARKET FUND--3.0%
 1,941,685  MTB Prime Money Market Fund, Corporate Shares (7 Day Net Yield 4.98%)       1,941,685
               TOTAL INVESTMENTS-100.1%                                                64,014,803
               (IDENTIFIED COST $61,850,217)2
               OTHER ASSETS AND LIABILITIES-NET-(0.1)%                                   (71,711)
               TOTAL NET ASSETS-100%                                                 $ 63,943,092

1    Affiliated company.

2 At January 31, 2007, the cost of investments for federal tax purposes was $61,850,217. The net unrealized appreciation of investments for federal tax purposes was $2,164,586. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,844,298 and net unrealized depreciation from investments for those securities having an excess of cost over value of $679,712.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.







MTB MARYLAND MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

    PRINCIPAL     DESCRIPTION                                                                                                  VALUE
    AMOUNT
                1 MUNICIPAL BONDS --98.8%
                  DISTRICT OF COLUMBIA--1.0%
                  TRANSPORTATION--1.0%
  $   500,000     Washington, DC Metro Area Transit Authority, 6.00%, (FGIC INS) 7/1/2010                                    535,825
    1,000,000     Washington, DC Metro Area Transit Authority, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp.        1,055,390
                  INS) 1/1/2012
                  TOTAL DISTRICT OF COLUMBIA                                                                           $   1,591,215
                  MARYLAND--91.8%
                  DEVELOPMENT-2.6%
      275,000     Maryland State Community Development Administration, Revenue Bonds (Series A), 5.00% (MBIA                 286,415
                  Insurance Corp. INS)/(Original Issue Yield: 5.04%), 6/1/2021
      780,000     Maryland State Economic Development Corp., 7.125%, 4/1/2019                                                826,730
    1,000,000     Maryland State Economic Development Corp., 8.25%, 11/1/2026                                                976,990
      750,000     Maryland State Economic Development Corp., Revenue Bonds, Maryland Department of Transportation,           806,752
                  5.375%, 6/1/2019
    1,000,000     Maryland State IDFA, 5.10% (National Aquarium in Baltimore, Inc.)/(Original Issue Yield: 5.21%),         1,044,090
                  11/1/2022
                  TOTAL DEVELOPMENT                                                                                    $   3,940,977
                  EDUCATION-4.5%
      250,000     Maryland State Health & Higher Educational Facilities Authority, 6.00% (Maclean School)/                   259,442
                  (Original Issue Yield: 6.05%), 7/1/2020
    1,500,000     Maryland State Health & Higher Educational Facilities Authority, 6.00% (Maclean School)/(Original        1,552,875
                  Issue Yield: 6.146%), 7/1/2031
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2006),            1,022,580
                  5.50% (Washington Christian Academy), 7/1/2038
    1,135,000     New Baltimore, MD Board School Commerce, Revenue Bonds, 5.00% (Original Issue Yield: 5.05%),             1,180,911
                  11/1/2013
    1,585,000     Maryland State Health & Higher Educational Facilities Authority, 5.25% (FSA INS)/(Bellis                 1,676,486
                  School)/(Original Issue Yield: 5.35%), 7/1/2020
    1,000,000     Maryland State IDFA, EDRBs (Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035        1,069,280
                  TOTAL EDUCATION                                                                                      $   6,761,574
                  FACILITIES--6.6%
    2,910,000     Baltimore County, MD Convention Center, Refunding Revenue Bonds, 5.375% (MBIA Insurance Corp.            3,034,984
                  INS), 9/1/2011
    2,500,000     Baltimore County, MD Convention Center, Revenue Bonds (Series A), 5.25% (Baltimore Hotel                 2,704,225
                  Corp.)/(XLCA Insurance), 9/1/2039
    1,000,000     Baltimore, MD Wastewater, Revenue Bonds (Series A), 6.00% (FGIC INS), 7/1/2015                           1,110,080
      500,000     Maryland State Stadium Authority, (Ocean City Convention Center), 5.375% (Original Issue Yield:            500,650
                  5.55%), 12/15/2015
    1,000,000     Maryland State Stadium Authority, 5.50% (AMBAC INS)/(Original Issue Yield: 5.55%), 3/1/2012              1,001,510
    1,330,000     Montgomery County, MD Revenue Authority Lease, Revenue Bonds, 5.00%, 4/1/2013                            1,412,061
                  TOTAL FACILITIES                                                                                     $   9,763,510
                  GENERAL--4.6%
    2,200,000     Anne Arundel County, MD, Refunding Revenue Bonds National Business Park Project, 5.125%, 7/1/2028        2,342,582
    3,000,000     Baltimore, MD, Refunding Revenue Bonds (Series A), 5.75% (FSA INS)/(Original Issue Yield: 5.80%),        3,194,100
                  7/1/2030, PRF 7/1/2010
    1,000,000     Baltimore, MD, Refunding Revenue Bonds, 5.25% (FGIC INS), 7/1/2017                                       1,107,850
      250,000     Montgomery County, MD Special Obligation, Special Tax, 5.375% (Radian Group, Inc. INS)/(Original           264,670
                  Issue Yield: 5.48%), 7/1/2020
                  TOTAL GENERAL                                                                                        $   6,909,202
                  GENERAL OBLIGATION-19.1%
    1,000,000     Anne Arundel County, MD, GO UT, 5.00% (Original Issue Yield: 3.86%), 3/1/2016                            1,063,370
      500,000     Anne Arundel County, MD, LT GO, 5.50% (Original Issue Yield: 5.55%), 9/1/2015                              505,595
    2,000,000     Baltimore County, MD, Public Improvement GO UT Bonds, 4.20%, 9/1/2023                                    1,972,900
    1,000,000     Baltimore County, MD, GO UT Bonds, 4.25%, 9/1/2026                                                         984,930
      335,000     Baltimore County, MD, GO UT Special Assessment Bonds (67th Issue), 5.00%, 6/1/2019                         352,859
      500,000     Baltimore, MD, GO UT (Series C), 5.50% (FGIC INS), 10/15/2015                                              562,040
      260,000     Baltimore, MD, GO UT (Series A), 5.00% (AMBAC INS), 10/15/2016                                             281,705
    2,080,000     Frederick County, MD, Refunding GO UT Bonds (Series A), 5.25%, 7/1/2013                                  2,223,000
    1,500,000     Frederick County, MD, GO UT Bonds, 5.25%, 11/1/2019                                                      1,692,960
    1,000,000     Harford County, MD, GO UT, 5.50%, 12/1/2008                                                              1,031,750
    1,480,000     Howard County, MD, GO UT, 5.25%, 8/15/2016, PRF 2/15/2012                                                1,582,801
    1,800,000     Howard County, MD, 5.25%, 8/15/2015                                                                      1,921,104
    2,000,000     Maryland State, 5.50%, 3/1/2013                                                                          2,189,300
    2,000,000     Montgomery County, MD, GO UT, 5.60% (Original Issue Yield: 5.70%), 1/1/2016, PRF 1/1/2010                2,123,480
    2,045,000     Prince Georges County, MD, Consolidated Public Improvement GO UT Bonds, 5.50% (FSA INS),                 2,159,561
                  10/1/2010, PRF 10/1/2009
    1,000,000     Queen Anne's County, MD, 5.00% (MBIA Insurance Corp. INS), 11/15/2016                                    1,080,980
    1,000,000     Queen Anne's County, MD, Public Facility, 6.00% (FGIC INS)/(Original Issue Yield: 5.25%),                1,028,080
                  11/15/2008, PRF 11/15/2007
    1,000,000     St. Mary's County, MD, GO UT, 5.00% (Original Issue Yield: 5.00%), 10/1/2021                             1,055,590
    2,255,000     St. Mary's County, MD, GO UT Refunding Bonds, 5.00%, 10/1/2018                                           2,393,885
    1,000,000     Washington Suburban Sanitation District, MD, GO UT, 5.00% (Original Issue Yield: 5.04%),                 1,030,680
                  6/1/2023, PRF 6/1/2009
    1,000,000     Washington Suburban Sanitation District, MD, GO UT Bonds, 6.00%, 6/1/2018                                1,188,300
                  TOTAL GENERAL OBLIGATION                                                                             $  28,424,870
                  HEALTH CARE-34.9%
    2,000,000     Carroll County, MD, Revenue Bonds, 5.375% (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset             2,065,340
                  Assurance INS), 1/1/2016
    1,000,000     Frederick County, MD, Revenue Bonds, 5.90% (Original Issue Yield: 5.95%), 1/1/2017                       1,004,570
      230,000     Maryland State Economic Development Corp., 4.65% (GNMA Collateralized Home Mortgage Program COL),          232,081
                  12/20/2008
    1,175,000     Maryland State Health & Higher Educational Facilities Authority, (Series A) Revenue Bonds, 5.25%         1,214,774
                  (Medlantic/Helix Parent, Inc.)/(FSA INS), 8/15/2012
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, (Series A), 4.75% (Original             1,032,830
                  Issue Yield: 4.90%)/(Western MD Health Systems), 11/1/2014, PRF 5/1/2009
    1,740,000     Maryland State Health & Higher Educational Facilities Authority, (Series B), 5.00% (AMBAC                1,852,247
                  INS)/(University of MD Hospital Systems), 7/1/2015
      250,000     Maryland State Health & Higher Educational Facilities Authority, (Series B), 5.00% (AMBAC                  262,572
                  INS)/(University of MD Hospital Systems), 7/1/2024
      500,000     Maryland State Health & Higher Educational Facilities Authority, (Suburban Hospital), (Series A),          543,860
                  5.50%, 7/1/2016
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, 4.80%, (Peninsula United                1,000,320
                  Methodist), 10/1/2028
    3,620,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (AMBAC INS)/(Helix Health         3,979,647
                  System)/(Original Issue Yield: 5.27%), 7/1/2027
    3,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (Frederick Memorial               3,077,070
                  Hospital)/(Original Issue Yield: 5.20%), 7/1/2022
    1,465,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (Johns Hopkins Hospital),         1,526,530
                  5/15/2013
    1,500,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (MBIA Insurance Corp.             1,534,350
                  INS)/(Howard County General Hospital)/(Original Issue Yield: 5.17%), 7/1/2019
    2,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (Mercy Ridge, Inc.),              2,018,940
                  4/1/2008
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (University of Maryland           1,035,370
                  Medical System), 7/1/2012
      900,000     Maryland State Health & Higher Educational Facilities Authority, 5.00% (Johns Hopkins Hospital)            925,623
                  5/15/2026
    2,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.25% (Medlantic/Helix Parents,         2,072,880
                  Inc.)/(FSA INS), 8/15/2011
      760,000     Maryland State Health & Higher Educational Facilities Authority, 5.50% (Howard County General              777,488
                  Hospital, MD)/(Original Issue Yield: 5.68%), 7/1/2013
    2,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.625% (Mercy Medical                   2,091,160
                  Center)/(Original Issue Yield: 5.80%), 7/1/2031
    2,135,000     Maryland State Health & Higher Educational Facilities Authority, 5.80% (Hebrew Home of Greater           2,257,848
                  Washington)/(Original Issue Yield: 5.93%), 1/1/2032
    2,250,000     Maryland State Health & Higher Educational Facilities Authority, 6.00% (Carroll County, MD               2,417,805
                  General Hospital), 7/1/2037
    1,370,000     Maryland State Health & Higher Educational Facilities Authority, 6.00% (Catholic Health                  1,458,721
                  Initiatives), 12/1/2013
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds (Series         1,052,460
                  A), 5.00%, (Lifebridge Health), 7/1/2012
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, 5.00%          1,039,220
                  (MedStar Health)/(Original Issue Yield: 4.05%), 8/15/2011
    1,500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A),           1,523,115
                  5.25% (King Farm Presbyterian Retirement Community), 1/1/2027
    2,000,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series A), 4.00%         1,967,780
                  (Western Maryland Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 4.10%),
                  1/1/2018
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series A), 5.00%         1,042,870
                  (Doctors Community Hospital), 7/1/2020
    1,750,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series A), 5.00%         1,808,817
                  (Doctors Community Hospital), 7/1/2027
    1,200,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00% (Peninsula         1,285,080
                  Regional Medical Center), 7/1/2016
    1,745,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00% (Peninsula         1,858,879
                  Regional Medical Center), 7/1/2017
      250,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00% (Peninsula           260,962
                  Regional Medical Center), 7/1/2036
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.00%, (Peninsula        1,044,640
                  Regional Medical Center), 7/1/2026
      500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.125% (Johns              524,870
                  Hopkins Hospital)/(Original Issue Yield: 5.17%), 11/15/2034
      500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.25% (Frederick           527,175
                  Memorial Hospital)/(FGIC LOC)/(Original Issue Yield: 5.40%), 7/1/2013
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.25% (MedStar           1,045,770
                  Health, Inc.)/(Original Issue Yield: 4.60%), 5/15/2046
      250,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.50% (MedStar             265,583
                  Health, Inc.)/(Original Issue Yield: 5.70%), 8/15/2033
      500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.50% (Kennedy             522,055
                  Krieger Childrens Hospital)/(Obligated Group)/(Original Issue Yield: 5.55%), 7/1/2033
      250,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.60% (Hebrew              262,988
                  Home of Greater Washington)/(Obligated Group)/(Original Issue Yield: 5.75%), 1/1/2020
      500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 5.70% (Good                516,475
                  Samaritan Hospital of Maryland)/(Escrowed to Maturity)/(Original Issue Yield: 5.80%), 7/1/2009
      500,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, Sheppard Pratt             518,565
                  (Series A), 5.25%, 7/1/2035
      600,000     Montgomery County, MD EDA, (Trinity Health Care Group), 5.125% (Original Issue Yield: 5.20%),              622,290
                  12/1/2022
                  TOTAL HEALTH CARE                                                                                    $  52,071,620
                  HIGHER EDUCATION--10.0%
    1,000,000     Frederick County, MD, Revenue Bonds, 5.75% (Mount St. Mary University) (Original Issue Yield:            1,042,670
                  5.88%), 9/1/2025
      990,000     Maryland State Economic Development Corp., 5.60%, (Collegiate Housing) 6/1/2010                          1,010,790
    1,000,000     Maryland State Economic Development Corp., 6.00% (Collegiate Housing)/(Original Issue Yield:             1,041,650
                  6.054%), 6/1/2019
      500,000     Maryland State Economic Development Corp., Revenue Bonds Morgan State University Project (Series           524,485
                  A), 6.00% (Original Issue Yield: 6.09%), 7/1/2022
      350,000     Maryland State Economic Development Corp., Revenue Bonds University of Maryland/Baltimore (Series          350,063
                  A), 5.75% (Original Issue Yield: 5.88%), 10/1/2033
    2,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.125% (Johns Hopkins                   2,073,640
                  University)/(Original Issue Yield: 5.54%), 7/1/2020
    2,000,000     Maryland State Health & Higher Educational Facilities Authority, 5.25% (Johns Hopkins                    2,077,760
                  University)/(Original Issue Yield: 5.52%), 7/1/2017
    1,000,000     Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, 6.00% (Johns             1,063,370
                  Hopkins University)/(United States Treasury PRF 7/1/2009@101)/(Original Issue Yield: 6.18%),
                  7/1/2039
      300,000     Morgan State University, MD Academic & Auxiliary Facilities Fees, (Series A), 5.00% (FGIC INS),            317,952
                  7/1/2020
    2,250,000     St. Mary's College, MD, Refunding Revenue Bonds Academic and Auxiliary Fee (Series A), 4.50%             2,258,662
                  (AMBAC INS)/(Original Issue Yield: 4.65%), 9/1/2030
    1,000,000     St. Mary's College, MD, Refunding Revenue Bonds, 5.25% (MBIA Insurance Corp. INS)/(Original Issue        1,019,170
                  Yield: 5.30%), 9/1/2027, PRF 9/1/2007
    1,000,000     University of Maryland, Auxiliary Facility & Tuition Refunding Revenue Bonds (Series A), 5.00%,          1,026,250
                  4/1/2009
    1,000,000     University of Maryland, Revenue Bonds, 5.25%, 10/1/2011                                                  1,042,820
                  TOTAL HIGHER EDUCATION                                                                               $  14,849,282
                  MULTIFAMILY HOUSING--1.7%
      500,000     Howard County, MD Multifamily Revenue, Revenue Bonds (Chase Glen Project), 4.90% (Avalon                   506,645
                  Properties, Inc.), 7/1/2024, Mandatory Tender, 7/14/2014
    2,000,000     Maryland State Community Development Administration, 5.20%, 12/1/2029                                    2,052,260
                  TOTAL MULTIFAMILY HOUSING                                                                            $   2,558,905
                  POLLUTION--1.1%
      250,000     Northeast MD Waste Disposal Authority, (Hartford County Resource Recovery Facilities), 5.25%               260,848
                  (AMBAC INS), 3/15/2014
    1,250,000     Prince Georges County, MD Parking Authority, Potomac Electric Project, 5.75% (Original Issue             1,320,200
                  Yield: 5.851%), 3/15/2010
                  TOTAL POLLUTION                                                                                          1,581,048
                  SINGLE FAMILY HOUSING--0.4%
        5,000     Maryland Community Development Administration - Residential Revenue, Revenue Bonds (Series E),               5,003
                  5.70%, 9/1/2017
      500,000     Maryland State Community Development Administration, Refunding Revenue Bonds, 5.00% (Original              513,195
                  Issue Yield: 4.999%), 4/1/2017
       20,000     Prince Georges County, MD Housing Authority SFM, (Series A), 5.55%, 12/1/2033                               20,664
                  TOTAL SINGLE FAMILY HOUSING                                                                          $     538,862
                  TRANSPORTATION--3.1%
      400,000     Baltimore County, MD Port Facility, 6.50% (Du Pont (E.I.) de Nemours & Co.), 12/1/2010                     410,576
    1,000,000     Baltimore County, MD Port Facility, 6.50% (Du Pont (E.I.) de Nemours & Co.), 10/1/2011                   1,029,320
    1,000,000     Maryland State Department of Transportation, 5.50% (Original Issue Yield: 4.59%), 2/1/2016               1,121,510
    1,375,000     Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00% (Original Issue              1,476,640
                  Yield: 3.95%), 5/1/2015
      500,000     Maryland State Transportation Authority, (AMT-Baltimore/Washington International Airport), 5.25%           529,255
                  (AMBAC INS), 3/1/2012
                  TOTAL TRANSPORTATION                                                                                 $   4,567,301
                  WATER-3.2%
      500,000     Baltimore, MD Wastewater, Revenue Bonds (Series A), 5.125% (FGIC INS)/(Original Issue Yield:               522,675
                  5.36%), 7/1/2042
      775,000     Baltimore, MD Water Projects, Revenue Bonds (Series A), 5.375% (FGIC INS), 7/1/2015                        846,440
    2,000,000     Baltimore, MD, Wastewater Project Revenue Bonds (Series A), 5.00%, 7/1/2033                              2,094,840
    1,290,000     Baltimore, MD, Wastewater Project Revenue Bonds (Series B), 5.00%, 7/1/2022                              1,375,205
                  TOTAL WATER                                                                                          $   4,839,160
                  TOTAL MARYLAND                                                                                       $ 136,806,311
                  PUERTO RICO--4.5%
                  FACILITIES--1.9%
    2,400,000     Puerto Rico Commonwealth Infrastructure Financing Authority, (Series C) Special Tax Refunding            2,750,688
                  Bonds, 5.50% (FGIC LOC), 7/1/2020
                  GENERAL--1.1%
    1,500,000     Puerto Rico Public Finance Corp., (Series A), 5.375% (AMBAC INS)/(Original Issue Yield: 4.94%),          1,695,255
                  6/1/2019
                  HOUSING--1.4%
    2,000,000     Puerto Rico HFA, Capital Funding Program, 5.00% (Original Issue Yield: 4.22%), 12/1/2018                 2,105,740
                  POWER--0.1%
      150,000     Puerto Rico Electric Power Authority, (Capital Appreciation) (Series O) (Original Issue Yield:              97,337
                  7.05%), 7/1/2017
                  TOTAL PUERTO RICO                                                                                    $   6,649,020
                  WISCONSIN--1.5%
                  SPECIAL PURPOSE--1.5%
    2,000,000     Badger, WI Tobacco Asset Securitization Corp., Revenue Bonds, 7.00%, 6/1/2028                        $   2,260,360
                  TOTAL MUNICIPAL BONDS --- 98.8%                                                                      $ 147,306,906
                  (IDENTIFIED COST $143,186,555)2
                  OTHER ASSETS AND LIABILITIES --- NET --- 1.2%                                                        $   1,734,463
                  TOTAL NET ASSETS --- 100%                                                                            $ 149,041,369

1 Securities that are subject to the federal alternative minimum tax (AMT) represent 0.4% of the portfolio as calculated based upon total market value.

2 At January 31, 2007, the cost of investments for federal tax purposes was $143,114,969. The net unrealized appreciation of investments for federal tax purposes was $4,191,937. This consists of net unrealized appreciation from investments for those securities having and excess of value over cost of $4,576,879 and net unrealized depreciation from investments for those securities having an excess of cost over value of $384,942.

    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options trade in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the options as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


    The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 AMT   --Alternative Minimum Tax
 COL   --Collateralized
 EDA   --Economic Development Authority
 EDBRs --Economic Development Revenue Bonds
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 HFA   --Housing Finance Authority
 IDFA  --Industrial Development Finance Authority
 INS   --Insured
 LOC   --Letter of Credit
 LT    --Limited Tax
 PRF   --Prerefunded
 SFM   --Single Family Mortgage
 UT    --Unlimited Tax








MTB MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES  DESCRIPTION   VALUE

             COMMON STOCKS--97.1%
             AEROSPACE & DEFENSE--2.1%
  14,710     Precision Castparts Corp.                                                $  1,307,572
             AIR FREIGHT & LOGISTICS --3.0%
  14,442     C.H. Robinson Worldwide, Inc.                                                 766,148
  24,988     Expeditors International Washington, Inc.                                   1,066,738
                TOTAL AIR FREIGHT & LOGISTICS                                            1,832,886
             BIOTECHNOLOGY--2.3%
   5,793 1,2  Cephalon, Inc.                                                               419,471
  16,272   1  Martek Biosciences Corp.                                                     379,300
  28,808   1  PDL BioPharma, Inc.                                                          590,852
                TOTAL BIOTECHNOLOGY                                                      1,389,623
             CAPITAL MARKETS --2.8%
   7,638   1  Affiliated Managers Group                                                    850,873
   8,800   1  Investment Technology Group, Inc.                                            383,680
   4,649     Legg Mason, Inc.                                                              487,448
                TOTAL CAPITAL MARKETS                                                    1,722,001
             COMMERCIAL BANKS --2.0%
  26,754     Colonial BancGroup, Inc.                                                      656,543
   9,300   1  Dime Bancorp, Inc., Warrants                                                   1,349
   6,891     Zions Bancorp                                                                 584,495
                TOTAL COMMERCIAL BANKS                                                   1,242,387
             COMMERCIAL SERVICES & SUPPLIES --1.0%
  13,865   1  Waste Connections, Inc.                                                      604,098
             COMMUNICATIONS EQUIPMENT --1.9%
   2,408   1  F5 Networks, Inc.                                                            172,028
  18,961     Harris Corp.                                                                  963,598
                TOTAL COMMUNICATIONS EQUIPMENT                                           1,135,626
             COMPUTERS & PERIPHERALS --2.2%
  31,195   1  Electronics for Imaging, Inc.                                                719,045
  22,499     Seagate Technology Holdings                                                   609,498
                TOTAL COMPUTERS & PERIPHERALS                                            1,328,543
             CONSTRUCTION & ENGINEERING -2.4%
  11,706     Chicago Bridge & Iron Co., N.V.                                               347,902
  11,125   1  Foster Wheeler Ltd.                                                          594,854
   9,797   1  McDermott International, Inc.                                                505,917
                TOTAL CONSTRUCTION & ENGINEERING                                         1,448,673
             DIVERSIFIED CONSUMER SERVICES --4.1%
  42,839     Consumer Discretionary Select Sector SPDR Fund                              1,690,427
  13,072   1  Laureate Education, Inc.                                                     788,764
                TOTAL DIVERSIFIED CONSUMER SERVICES                                      2,479,191
             DIVERSIFIED FINANCIAL SERVICES --5.1%
  16,387     CIT Group, Inc.                                                               966,178
   2,242   1  InterContinentalExchange, Inc.                                               292,693
   7,721     International Securities Exchange Holdings, Inc.                              319,881
  18,442     iShares S&P Midcap 400/Barra Growth Index Fund                              1,526,813
                TOTAL DIVERSIFIED FINANCIAL SERVICES                                     3,105,565
             ELECTRICAL EQUIPMENT --1.4%
  14,114     Rockwell Automation, Inc.                                                     863,918
             ENERGY EQUIPMENT & SERVICES --3.8%
  11,291     ENSCO International, Inc.                                                     574,373
  24,657   1  Grant Prideco, Inc.                                                          966,061
  19,510   1  Weatherford International Ltd.                                               787,814
                TOTAL ENERGY EQUIPMENT & SERVICES                                        2,328,248
             HEALTH CARE EQUIPMENT &  SUPPLIES --5.6%
  31,063   1  Cytyc Corp.                                                                  898,342
  22,414     Dentsply International, Inc.                                                  691,248
   7,504   1  Intuitive Surgical, Inc.                                                     738,469
  23,995   1  Varian Medical Systems, Inc.                                               1,106,889
                TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   3,434,948
             HEALTH CARE PROVIDERS & SERVICES -6.9%
  18,763   1  Cerner Corp.                                                                 843,022
   9,963   1  Express Scripts, Inc., Class A                                               692,628
  15,436   1  Health Net, Inc.                                                             751,888
  14,031     IMS Health, Inc.                                                              404,935
  13,200   1  Pediatrix Medical Group                                                      693,528
  20,506   1  Psychiatric Solutions, Inc.                                                  798,504
                TOTAL HEALTH CARE PROVIDERS & SERVICES                                   4,184,505
             HOTELS, RESTAURANTS & LEISURE --1.9%
  22,291     Brinker International, Inc.                                                   703,281
  16,272   1  Shuffle Master, Inc.                                                         432,998
                TOTAL HOTELS, RESTAURANTS & LEISURE                                      1,136,279
             HOUSEHOLD DURABLES --1.7%
   7,140     Harman International Industries, Inc.                                         675,230
  10,544   1  Toll Brothers, Inc.                                                          356,704
                TOTAL HOUSEHOLD DURABLES                                                 1,031,934
             IT SERVICES --2.6%
  14,944   1  Checkfree Corp.                                                              619,130
   7,638   1  Cognizant Technology Solutions Corp.                                         651,445
   7,633     Fidelity National Information Services, Inc.                                  324,555
                TOTAL IT SERVICES                                                        1,595,130
             INSURANCE--3.5%
  31,216     HCC Insurance Holdings, Inc.                                                  974,876
   7,638     Lincoln National Corp.                                                        512,815
  19,427     State Auto Financial Corp.                                                    625,161
                TOTAL INSURANCE                                                          2,112,852
             LIFE SCIENCES TOOLS & SERVICES --0.7%
   6,808   1  Invitrogen Corp.                                                             416,854
             MACHINERY--5.4%
  23,661     Graco, Inc.                                                                   964,659
  11,997     Harsco Corp.                                                                1,030,302
  19,550     Joy Global, Inc.                                                              908,489
  13,117     Wabtec Corp.                                                                  420,006
                TOTAL MACHINERY                                                          3,323,456
             METALS & MINING --1.1%
  12,634     Cleveland Cliffs, Inc.                                                        690,574
             MULTILINE RETAIL --0.8%
   8,385     Nordstrom, Inc.                                                               467,128
             OIL, GAS & CONSUMABLE FUELS --7.6%
  22,167   1  Denbury Resources, Inc.                                                      614,026
  21,601   1  Newfield Exploration Co.                                                     924,739
  26,235     Noble Energy, Inc.                                                          1,401,211
   7,306     Pioneer Natural Resources, Inc.                                               299,546
  23,827   1  Southwestern Energy Co.                                                      916,386
   9,128     XTO Energy, Inc.                                                              460,690
                TOTAL OIL, GAS & CONSUMABLE FUELS                                        4,616,598
             PHARMACEUTICALS-2.8%
  29,224     Perrigo Co.                                                                   504,991
  12,287   1  Pozen, Inc.                                                                  207,773
  17,463   1  Sepracor, Inc.                                                               996,439
                TOTAL PHARMACEUTICALS                                                    1,709,203
             REAL ESTATE INVESTMENT TRUSTS --1.1%
  24,877   1  CapitalSource Inc.                                                           691,332
             SEMICONDUCTOR EQUIPMENT & PRODUCTS-3.8%
  14,963   1  MEMC Electronic Materials, Inc.                                              784,061
  12,370   1  MKS Instruments, Inc.                                                        270,532
   9,132     Microchip Technology, Inc.                                                    317,428
  40,016   1  RF Micro Devices, Inc.                                                       308,923
  29,382   1  Trident Microsystems, Inc.                                                   613,202
                TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                 2,294,146
             SOFTWARE --4.9%
  32,710   1  Activision, Inc.                                                             557,051
  13,616   1  Ansys, Inc.                                                                  679,302
  15,857   1  Autodesk, Inc.                                                               693,268
  14,778   1  Cadence Design Systems, Inc.                                                 279,304
  16,000   1  Citrix Systems, Inc.                                                         506,720
   9,200   1  Intuit, Inc.                                                                 289,340
                TOTAL SOFTWARE                                                           3,004,985
             SPECIALITY RETAIL --9.5%
  17,767     Abercrombie & Fitch Co., Class A                                            1,413,187
  22,499     American Eagle Outfitters, Inc.                                               728,518
  25,737   1  Chicos Fas, Inc.                                                             537,388
  11,872   1  GameStop Corp.                                                               634,321
  26,000     Reitmans Ltd.                                                                 508,158
  24,000     Ross Stores, Inc.                                                             777,360
  18,846   1  Urban Outfitters, Inc.                                                       459,842
  21,752     Williams-Sonoma, Inc.                                                         761,320
                TOTAL SPECIALITY RETAIL                                                  5,820,094
             TEXTILES, APPAREL & LUXURY GOODS --0.6%
   8,200   1  Coach, Inc.                                                                  376,052
             THRIFTS & MORTGAGE FINANCE --1.5%
  15,359     Radian Group, Inc.                                                            924,919
             TRADING COMPANIES & DISTRIBUTORS --1.0%
  16,106     Fastenal Co.                                                                  600,432
                TOTAL COMMON STOCKS (IDENTIFIED COST $49,141,546)                       59,219,752
           3 MUTUAL FUNDS--1.0%
       2     MTB Money Market Fund, A2 Shares (7 Day Net Yield 4.85%)                            2
 621,241     MTB Prime Money Market Fund, Corporate Shares (7 Day Net Yield 4.98%)         621,241
                TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                    621,243
                TOTAL INVESTMENTS -98.1%                                              $ 59,840,995
                (IDENTIFIED COST $49,762,789)4
                OTHER ASSETS AND LIABILITIES-NET--1.9%                                   1,147,475
                TOTAL NET ASSETS-100%                                                 $ 60,988,470

1    Non-income producing security.

2    Portion of security subject to written options.

3    Affiliated company.

4 At January 31, 2007, the cost of investments for federal tax purposes was $49,762,789. The net unrealized appreciation of investments for federal tax purposes was $10,078,206. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,089,999, and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,011,793.


OPTIONS WRITTEN
At January 31, 2007, the Mid Cap Growth Fund had the following outstanding written options contracts:
----------------------------------------------------------------
|SECURITY      |EXPIRATION DATE|EXERCISE PRICE|CONTRACTS| VALUE|
----------------------------------------------------------------
|Cephalon, Inc.|February 2007  |$75.00        |50       |$4,500|
----------------------------------------------------------------

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others







MTB MID CAP STOCK FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

    SHARES        DESCRIPTION                                                     VALUE
                  COMMON STOCKS-97.8%
                  AEROSPACE & DEFENSE - 1.3%
       10,100     Goodrich (B.F.) Co.                                     $     495,102
       14,300     Precision Castparts Corp.                                   1,271,127
                  TOTAL AEROSPACE & DEFENSE                               $   1,766,229
                  AIR FREIGHT & LOGISTICS - 1.9%
       13,800     C.H. Robinson Worldwide, Inc.                                 732,090
       23,500     Expeditors International Washington, Inc.                   1,003,215
       18,500     YRC Worldwide Inc.                                            820,475
                  TOTAL AIR FREIGHT & LOGISTICS                           $   2,555,780
                  AIRLINES - 0.5%
        9,300   1 Alaska Air Group, Inc.                                        398,505
       35,700   1 ExpressJet Holdings, Inc.                                     278,817
                  TOTAL AIRLINES                                          $     677,322
                  AUTO COMPONENTS - 1.7%
       20,500     Autoliv, Inc.                                               1,236,970
        9,200     Bandag, Inc.                                                  468,740
       20,500   1 Goodyear Tire and Rubber Co.                                  506,145
                  TOTAL AUTO COMPONENTS                                   $   2,211,855
                  BEVERAGES - 0.8%
       45,700     PepsiAmericas, Inc.                                         1,007,685
                  BIOTECHNOLOGY - 1.0%
        5,800   1 Cephalon, Inc.                                                419,978
       15,100   1 Martek Biosciences Corp.                                      351,981
       27,800   1 PDL Biopharma, Inc.                                           570,178
                  TOTAL BIOTECHNOLOGY                                     $   1,342,137
                  BUILDING PRODUCTS - 0.8%
       31,200     Masco Corp.                                                   998,088
                  CAPITAL MARKETS - 3.0%
        7,400   1 Affiliated Managers Group, Inc.                               824,360
        7,300     Bear Stearns & Co., Inc.                                    1,203,405
       16,500     Edwards (AG), Inc.                                          1,092,465
        8,300     Investment Technology Group                                   361,880
        4,500     Legg Mason, Inc.                                              471,825
                  TOTAL CAPITAL MARKETS                                   $   3,953,935
                  CHEMICALS - 3.2%
       75,300     Chemtura Corp.                                                867,456
       18,100     Eastman Chemical Co.                                        1,059,936
       15,600     PPG Industries, Inc.                                        1,034,124
       22,906     RPM International, Inc.                                       532,106
       16,800     Spartech Corp.                                                470,736
       10,400     Valspar Corp.                                                 293,072
                  TOTAL CHEMICALS                                         $   4,257,430
                  COMMERCIAL BANKS - 4.1%
       26,000     Colonial BancGroup, Inc.                                      638,040
       25,000     Comerica, Inc.                                              1,482,500
       43,300     Huntington Bancshares, Inc.                                 1,008,024
       36,100     KeyCorp                                                     1,377,937
       16,500     Popular, Inc.                                                 301,290
        6,700     Zions Bancorp                                                 568,294
                  TOTAL COMMERCIAL BANKS                                  $   5,376,085
                  COMMERCIAL SERVICES & SUPPLIES - 1.0%
       12,700   1 Laureate Education, Inc.                                      766,318
       13,300   1 Waste Connections, Inc.                                       579,481
                  TOTAL COMMERCIAL SERVICES & SUPPLIES                    $   1,345,799
                  COMMUNICATIONS EQUIPMENT -1.1%
       36,300   1 Andrew Corp.                                                  385,506
        2,300   1 F5 Networks, Inc.                                             164,312
       18,400     Harris Corp.                                                  935,088
                  TOTAL COMMUNICATIONS EQUIPMENT                          $   1,484,906
                  COMPUTERS & PERIPHERALS - 1.8%
       30,500   1 Electronics for Imaging, Inc.                                 703,025
        9,200   1 Lexmark International, Inc.                                   579,876
       21,600     Seagate Technology                                            585,144
       22,600   1 Western Digital Corp.                                         442,960
                  TOTAL COMPUTERS & PERIPHERALS                           $   2,311,005
                  CONSTRUCTION & ENGINEERING - 1.1%
       11,300     Chicago Bridge & Iron Co.                                     335,836
       10,600   1 Foster Wheeler Ltd.                                           566,782
        9,400   1 McDermott International, Inc.                                 485,416
                  TOTAL CONSTRUCTION & ENGINEERING                        $   1,388,034
                  CONSUMER FINANCE - 0.4%
       17,200   1 Americredit Corp.                                             466,808
                  DIVERSIFIED FINANCIAL SERVICES - 3.7%
       39,800     CIT Group, Inc.                                             2,346,608
       24,213     CapitalSource, Inc.                                           672,879
        2,200   1 Intercontinental Exchange, Inc.                               287,210
        7,400     International Secs. Exchange                                  306,582
        9,900     Loews Corp.                                                   430,254
       12,600     Principal Financial Group                                     776,286
                  TOTAL DIVERSIFIED FINANCIAL SERVICES                    $   4,819,819
                  DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
       27,800     CenturyTel, Inc.                                            1,246,552
                  ELECTRIC UTILITIES - 4.9%
       33,600     American Electric Power Co., Inc.                           1,462,608
        8,700     Edison International                                          391,326
       34,200     PNM Resources, Inc.                                         1,042,416
       21,800     Pinnacle West Capital Corp.                                 1,063,622
       40,300     Puget Energy, Inc.                                            989,768
       66,000     Xcel Energy, Inc.                                           1,539,780
                  TOTAL ELECTRIC UTILITIES                                $   6,489,520
                  ELECTRICAL EQUIPMENT - 1.0%
       13,500     Rockwell Automation, Inc.                                     826,335
       37,900   1 Vishay Inter-technology, Inc.                                 498,006
                  TOTAL ELECTRICAL EQUIPMENT                              $   1,324,341
                  ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
       21,700   1 Ingram Micro, Inc., Class A                                   423,367
      101,700   1 Sanmina SCI Corp.                                             355,950
        9,300     Technitrol Inc.                                               204,786
                  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                $     984,103
                  ENERGY EQUIPMENT & SERVICES - 1.7%
       10,900     Ensco International, Inc.                                     554,483
       23,900   1 Grant Prideco, Inc.                                           936,402
       18,800   1 Weatherford International Ltd.                                759,144
                  TOTAL ENERGY EQUIPMENT & SERVICES                       $   2,250,029
                  FOOD & STAPLES RETAILING - 0.8%
       28,642     SUPERVALU, Inc.                                             1,087,823
                  FOOD PRODUCTS - 0.9%
       66,600     Del Monte Foods Co.                                           763,236
       27,100     Tyson Foods, Inc., Class A                                    481,025
                  TOTAL FOOD PRODUCTS                                     $   1,244,261
                  GAS UTILITIES - 0.4%
       14,900     WGL Holdings, Inc.                                            471,287
                  HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
       30,200   1 Cytyc Corp.                                                   873,384
       21,700     Dentsply International, Inc.                                  669,228
        7,200   1 Intuitive Surgical, Inc.                                      708,552
       14,100     Invacare Corp.                                                304,419
       23,302   1 Varian Medical Systems, Inc.                                1,074,921
                  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                  $   3,630,504
                  HEALTH CARE PROVIDERS & SERVICES -3.8%
        2,700     CIGNA Corp.                                                   357,480
       17,900   1 Cerner Corp.                                                  804,247
        9,600   1 Express Scripts, Inc., Class A                                667,392
       15,000   1 Health Net, Inc.                                              730,650
       13,400     IMS Health, Inc.                                              386,724
       12,700   1 Pediatrix Medical Group                                       667,258
       19,800   1 Psychiatric Solutions, Inc.                                   771,012
       11,400     Universal Health Services, Inc., Class B                      660,402
                  TOTAL HEALTH CARE PROVIDERS & SERVICES                  $   5,045,165
                  HOTELS, RESTAURANTS & LEISURE - 0.8%
       21,500     Brinker International, Inc.                                   678,325
       15,300   1 Shuffle Master, Inc.                                          407,133
                  TOTAL HOTELS, RESTAURANTS & LEISURE                     $   1,085,458
                  HOUSEHOLD DURABLES - 2.8%
        7,800     Beazer Homes USA Inc.                                         339,378
        6,700     Black & Decker Corp.                                          584,776
       12,700     Blyth Industries, Inc.                                        264,033
        6,550     Harman International Industries, Inc.                         619,434
       20,700     Stanley Works                                               1,185,282
        9,750   1 Toll Brothers, Inc.                                           329,843
        4,400     Whirlpool Corp.                                               402,292
                  TOTAL HOUSEHOLD DURABLES                                $   3,725,038
                  IT SERVICES - 2.9%
       14,000   1 Checkfree Corp.                                               580,020
        7,300   1 Cognizant Technology Solutions                                622,617
       24,608   1 Computer Sciences Corp.                                     1,290,936
       34,400     Sabre Group Holdings, Inc.                                  1,111,464
       33,000   1 Unisys Corp.                                                  284,460
                  TOTAL IT SERVICES                                       $   3,889,497
                  INDUSTRIAL CONGLOMERATES - 0.5%
       28,500     Tredegar Industries, Inc.                                     654,645
                  INSURANCE - 7.6%
        9,300     Assurant, Inc.                                                516,894
       24,465     Cincinnati Financial Corp.                                  1,094,564
        7,344     Fidelity National Financial, Inc.                             312,266
       30,100     HCC Insurance Holdings, Inc.                                  940,023
       20,800     Lincoln National Corp.                                      1,396,512
        7,700     MBIA, Inc.                                                    553,091
       24,000     Nationwide Financial Services, Inc., Class A                1,311,600
       22,000     Radian Group Inc.                                           1,324,840
       21,000     Safeco Corp.                                                1,344,210
       18,600     State Auto Financial Corp.                                    598,548
       13,200     Unitrin, Inc.                                                 675,972
                  TOTAL INSURANCE                                         $  10,068,520
                  LEISURE EQUIPMENT & PRODUCTS - 1.7%
       13,900     Brunswick Corp.                                               474,129
       20,700     Eastman Kodak Co.                                             535,302
       45,500     Hasbro, Inc.                                                1,292,200
                  TOTAL LEISURE EQUIPMENT & PRODUCTS                      $   2,301,631
                  LIFE SCIENCE TOOLS & SERVICES - 0.3%
        6,600   1 Invitrogen Corp.                                              404,118
                  MACHINERY - 4.8%
       17,500     Crane Co.                                                     679,525
        6,700     Cummins, Inc.                                                 901,552
       11,700   1 EnPro Industries, Inc.                                        386,685
       22,600     Graco, Inc.                                                   921,402
       11,500     Harsco Corp.                                                  987,620
       18,950     Joy Global, Inc.                                              880,607
        6,000     NACCO Industries, Inc., Class A                               866,700
       14,400     Tecumseh Products Co., Class A                                257,904
       12,200     Wabtec Corp.                                                  390,644
                  TOTAL MACHINERY                                         $   6,272,639
                  MEDIA - 1.1%
        7,500     Gannett Co., Inc.                                             436,050
       25,400     Tribune Co.                                                   775,716
       38,800     Westwood One                                                  268,884
                  TOTAL MEDIA                                             $   1,480,650
                  METALS & MINING - 2.2%
       12,300     Cleveland Cliffs, Inc.                                        672,318
        8,900     Freeport McMoran Copper & Gold, Inc.                          511,839
        9,200     Nucor Corp.                                                   593,768
        5,300     Phelps Dodge Corp.                                            655,080
        5,500     United States Steel Corp.                                     459,195
                  TOTAL METALS & MINING                                   $   2,892,200
                  MULTILINE RETAIL - 0.7%
        8,100     Norstrom, Inc.                                                451,251
        5,600     Penney (J.C.) Co., Inc.                                       454,944
                  TOTAL MULTILINE RETAIL                                  $     906,195
                  MULTILINE UTILITIES - 1.2%
       31,500     Alliant energy Corp.                                        1,145,025
       23,700     Teco Energy, Inc.                                             401,952
                  TOTAL MULTILINE UTILITIES                               $   1,546,977
                  OIL & GAS - 3.5%
       25,800     Hess Corp.                                                  1,392,942
       10,700     Marathon Oil Corp.                                            966,638
       20,200     Sunoco, Inc.                                                1,275,226
       10,200   1 The Houston Exploration Co.                                   533,664
        8,866     XTO Energy, Inc.                                              447,467
                  TOTAL OIL & GAS                                         $   4,615,937
                  OIL, GAS & CONSUMABLE FUELS -3.1%
       21,300   1 Denbury Resources, Inc.                                       590,010
       21,000   1 Newfield Exploration Co.                                      899,010
       25,400     Noble Energy, Inc.                                          1,356,614
        7,100     Pioneer Natural Resources Co.                                 291,100
       23,000     Southwestern Energy                                           884,580
                  TOTAL OIL, GAS & CONSUMABLE FUELS                       $   4,021,314
                  PAPER & FOREST PRODUCTS - 0.7%
       31,400     MeadWestvaco Corp.                                            946,396
                  PHARMACEUTICALS - 1.3%
       27,600     Perrigo Co.                                                   476,928
       11,600     Pozen, Inc.                                                   196,156
       17,181   1 Sepracor, Inc.                                                980,347
                  TOTAL PHARMACEUTICALS                                   $   1,653,431
                  POOLED INVESTMENT VEHICLE- 2.4%
       41,300     Consumer Discretionary Select Sector SPDR Fund              1,629,698
       17,900     iShares Trust S&P Midcap 400/Barra Growth Index Fund        1,481,941
                  TOTAL POOLED INVESTMENT VEHICLE                         $   3,111,639
                  REAL ESTATE - 2.3%
       19,400     American Home Mortgage Investment Corp.                       677,836
       35,300     Felcor Lodging Trust Inc.                                     779,071
        8,900     First Industrial Realty Trust Inc.                            420,614
       24,700     Hospitality Property Trust                                  1,205,360
                  TOTAL REAL ESTATE                                       $   3,082,881
                  REAL ESTATE INVESTMENT TRUSTS - 0.3%
        9,600     Plum Creek Timber Co., Inc.                                   386,400
                  ROAD & RAIL - 0.8%
       27,200     CSX Corp.                                                   1,000,688
                  SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.7%
       14,500     MEMC Electr Materials, Inc.                                   759,800
        8,700     Microchip Technology, Inc.                                    302,412
       11,800   1 MKS Instruments, Inc.                                         258,066
       37,600   1 RF Micro Devices, Inc.                                        290,272
       28,200   1 Trident Microsystems, Inc.                                    588,534
                  TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                $   2,199,084
                  SOFTWARE - 2.2%
       31,400   1 Activision, Inc.                                              534,742
       12,600   1 Ansys, Inc.                                                   628,614
       15,200   1 Autodesk, Inc.                                                664,544
       14,200   1 Cadence Design System, Inc.                                   268,380
       14,900     Citrix Systems, Inc.                                          471,883
        9,200     Intuit                                                        289,340
                  TOTAL SOFTWARE                                          $   2,857,503
                  SPECIALTY RETAIL - 4.7%
       17,200     Abercrombie & Fitch Co.                                     1,368,088
       21,750     American Eagle Outfitters, Inc.                               704,265
       24,700   1 Chicos Fas, Inc.                                              515,736
       11,050   1 GameStop Corp.                                                590,402
       24,100     Reitmans CDA, Ltd.                                            471,023
       23,550     Ross Stores, Inc.                                             762,785
        9,700     Sherwin-Williams Co.                                          670,270
       18,200     Urban Outfitters, Inc.                                        444,080
       21,000     Williams-Sonoma, Inc.                                         735,000
                  TOTAL SPECIALTY RETAIL                                  $   6,261,649
                  TEXTILES, APPAREL & LUXURY GOODS - 1.6%
        8,000     Coach, Inc.                                                   366,880
       17,200     Jones Apparel Group, Inc.                                     587,552
       15,900     V.F. Corp.                                                  1,206,333
                  TOTAL TEXTILE, APPAREL & LUXURY GOODS                   $   2,160,765
                  TOBACCO - 0.5%
        9,400     Reynolds American, Inc.                                       606,300
                  TRADING COMPANIES & DISTRIBUTORS - 0.4%
       14,700     Fastenal Co.                                                  548,016
                  UTILITIES - 0.4%
       13,200     National Fuel Gas Co. N.J                                     537,108
                  TOTAL COMMON STOCKS (IDENTIFIED COST $107,738,000)      $ 128,953,181
                2 MUTUAL FUND - 1.0%
    1,303,116     MTB Prime Money Market Fund, Corporate Shares           $
                  (7 Day Net Yield 4.98%)(AT NET ASSET VALUE)                 1,303,116
                  TOTAL INVESTMENTS - 98.8%                               $ 130,256,297
                  (IDENTIFIED COST $109,041,116)3
                  OTHER ASSETS AND LIABILITIES - NET - 1.2%               $   1,543,796
                  TOTAL NET ASSETS - 100%                                 $ 131,800,093

1    Non-income producing security.

2    Affiliated company.

3 At January 31, 2007, the cost of investments for federal tax purposes was $109,041,116. The net unrealized appreciation of investments for federal tax purposes was $21,215,181. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,859,708 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,644,527.


   Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others











MTB MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL  DESCRIPTION   VALUE
  AMOUNT

                  1 COMMERCIAL PAPER --76.7%
                    ASSET BACKED-22.4%
  $  90,000,000     CAFCO LLC, 5.245%, 2/1/2007                                                                      $    90,000,000
     97,000,000     Ciesco, Inc., 5.250%, 3/9/2007                                                                        96,490,750
     60,000,000 2,3 CRC Funding LLC, 5.250%, 3/12/2007                                                                    59,658,750
     46,000,000     Falcon Asset Securitization Company LLC, 5.260%, 2/14/2007                                            45,912,626
     95,000,000     FCAR Auto Loan Trust, A1/P1 Series, 5.220%, 4/16/2007                                                 93,980,650
     87,000,000     Sigma Finance, Inc., 5.210%, 6/25/2007                                                                85,186,920
                       TOTAL ASSET BACKED                                                                                471,229,696
                    AUTOMOBILES--6.6%
     42,000,000     American Honda Finance Corp., 5.220%, 2/5/2007                                                        41,975,640
    100,000,000     Toyota Motor Credit Corp., 5.100%, 7/19/2007                                                          97,620,000
                       TOTAL AUTOMOBILES                                                                                 139,595,640
                    COMMERCIAL BANKS--4.0%
     86,000,000     Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.200%, 5/7/2007              84,819,889
                    CONSUMER FINANCE-8.8%
     97,000,000     American General Finance Corp., 5.200%, 3/2/2007                                                      96,593,678
     90,000,000     HSBC Finance Corp., 5.220%, 2/26/2007                                                                 89,673,750
                       TOTAL CONSUMER FINANCE                                                                            186,267,428
                    DIVERSIFIED FINANCIAL SERVICES-8.8%
    100,000,000     Citigroup Funding, Inc., 5.160%, 6/12/2007                                                            98,122,333
     87,000,000     General Electric Capital Services, 5.230%, 3/27/2007                                                  86,317,485
                       TOTAL DIVERSIFIED FINANCIAL SERVICES                                                              184,439,818
                    FINANCIAL SERVICES-4.1%
     86,000,000     Dexia Delaware LLC, 5.230%, 2/8/2007                                                                  85,912,543
                    FOOD & BEVERAGE-4.1%
     87,000,000     Nestle Capital Corp., 5.190%, 2/22/2007                                                               86,736,607
                    INSURANCE-9.4%
    100,000,000     AIG Funding, Inc., 5.230%, 2/12/2007                                                                  99,840,194
    100,000,000     Prudential Funding LLC, 5.120%, 7/23/2007                                                             97,553,778
                       TOTAL INSURANCE                                                                                   197,393,972
                    OIL AND GAS PRODUCTS--4.1%
     87,000,000     Chevron Corp., 5.220%, 2/6/2007                                                                       86,936,925
                    PERSONAL CREDIT-4.4%
     92,000,000     American Express Credit Corp., 5.240%, 2/21/2007                                                      91,732,178
                       TOTAL COMMERCIAL PAPER                                                                          1,615,064,696
                  4 NOTES - VARIABLE--17.8%
                    BANKING-4.1%
     86,000,000     Credit Suisse, Zurich, 5.360%, 4/24/2007                                                              86,003,677
                    CAPITAL MARKETS--4.0%
     85,000,000     Morgan Stanley, 5.300%, 2/1/2007                                                                      85,000,000
                    COMMERCIAL BANKS-3.9%
     81,500,000     Wells Fargo Bank, N.A., 5.260%, 2/20/2007                                                             81,500,000
                    COMPUTERS & PERIPHERALS--2.1%
     44,500,000     IBM Corp., 5.363%, 3/28/2007                                                                          44,508,585
                    DIVERSIFIED FINANCIAL SERVICES--3.7%
     78,000,000     CIT Group, Inc., 5.440%, 2/24/2007                                                                    78,040,517
        472,000     Capital One Funding Corp., Series 1996-H, (J.P. Morgan Chase Bank, N.A. LOC), 5.330%,                    472,000
                    2/1/2007
                       TOTAL DIVERSIFIED FINANCIAL SERVICES                                                               78,512,517
                       TOTAL NOTES - VARIABLE                                                                            375,524,779
                    REPURCHASE AGREEMENT--5.7%
    119,638,000     Interest in $120,975,000 repurchase agreement 4.800%, dated 1/31/2007 under which State              119,638,000
                    Street Corp., will repurchase a U.S. Treasury security maturing on 9/30/2008 for $120,991,130 on 2/1/2007.  The market value of the underlying security at the end of the period was
                    $122,033,531.
                       TOTAL INVESTMENTS-100.2%                                                                        2,110,227,475
                       (AT AMORTIZED COST)5
                       OTHER ASSETS AND LIABILITIES -NET -(0.2)%                                                         (5,018,724)
                       TOTAL NET ASSETS -100%                                                                        $ 2,105,208,751

1    Discount rate at time of purchase.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, this restricted security amounted to $59,658,750, which represented 2.8% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, this liquid restricted security amounted to $59,658,750, which represented 2.8% of total net assets.

4    Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

The following acronyms are used throughout this portfolio:

 GTD --Guaranteed
 LOC --Letter of Credit




MTB MULTI CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

     SHARES         DESCRIPTION                                                                        VALUE
                    COMMON STOCKS-97.5%
                    AEROSPACE & DEFENSE-1.6%
         1,400    1 AAR Corp.                                                                   $     41,706
         1,500      Boeing, Co.                                                                      134,340
         2,800      Precision Castparts Corp.                                                        248,892
         1,200    1 Teledyne Technologies, Inc.                                                       45,780
         3,300      United Technologies Corp.                                                        224,466
                    TOTAL AEROSPACE & DEFENSE                                                        695,184
                    AIR FREIGHT & LOGISTICS-1.4%
         2,500      C.H. Robinson Worldwide, Inc.                                                    132,625
         4,600      Expeditors International WA, Inc.                                                196,374
         1,100    1 Hub Group, Inc.                                                                   32,846
         1,300      Pacer International, Inc.                                                         40,508
         2,700      United Parcel Service, Inc., Class B                                             195,156
                    TOTAL AIR FREIGHT & LOGISTICS                                                    597,509
                    AIRLINES-0.2%
           700    1 Alaska Air Group, Inc.                                                            29,995
         2,200    1 Republic Airways Holdings, Inc.                                                   42,064
                    TOTAL AIRLINES                                                                    72,059
                    AUTO COMPONENTS-0.2%
         1,600    1 Goodyear Tire & Rubber Co.                                                        39,504
         3,000    1 SORL Autoparts, Inc.                                                              26,640
                    TOTAL AUTO COMPONENTS                                                             66,144
                    AUTOMOBILES-0.1%
           600      Thor Industries, Inc.                                                             25,356
                    BEVERAGES-2.5%
         1,000    1 Boston Beer, Inc.                                                                 35,150
         9,300      Coca-Cola Co.                                                                    445,284
         9,700      PepsiCo, Inc.                                                                    632,828
                    TOTAL BEVERAGES                                                                1,113,262
                    BIOTECHNOLOGY-3.0%
         2,400    1 Alkermes, Inc.                                                                    35,808
         7,500    1 Amgen, Inc.                                                                      527,775
         1,700    1 Array BioPharma, Inc.                                                             23,392
         1,200    1 Biomarin Pharmaceutical, Inc.                                                     22,728
       488,542    1 Calypte Biomedical Corp.                                                           3,005
         2,100    1 Cubist Pharmaceuticals, Inc.                                                      38,640
           200    1 Digene Corp.                                                                      10,290
         1,600    1 Genentech, Inc.                                                                  139,792
         2,200    1 Gilead Sciences, Inc.                                                            141,504
         8,900    1 Halozyme Therapeutics, Inc.                                                       67,195
         3,000    1 Harvard Bioscience, Inc.                                                          15,900
         1,600    1 Mannkind Corp.                                                                    26,496
         4,300    1 Martek Biosciences Corp.                                                         100,233
         3,300    1 Medarex, Inc.                                                                     44,451
         5,400    1 PDL BioPharma, Inc.                                                              110,754
                    TOTAL BIOTECHNOLOGY                                                            1,307,963
                    CAPITAL MARKETS-2.4%
         1,700    1 Affiliated Managers Group, Inc.                                                  189,380
         2,300    1 Investment Technology Group, Inc.                                                100,280
           900      Legg Mason, Inc.                                                                  94,365
         3,500      Lehman Brothers Holdings, Inc.                                                   287,840
         3,400      Morgan Stanley                                                                   281,486
         1,500      Oppenheimer Holdings, Inc.                                                        53,850
         1,000    1 Penson Worldwide, Inc.                                                            26,800
                    TOTAL CAPITAL MARKETS                                                          1,034,001
                    CHEMICALS-0.2%
         2,000    1 Hercules, Inc.                                                                    39,220
         2,300    1 Landec Corp.                                                                      28,175
                    TOTAL CHEMICALS                                                                   67,395
                    COMMERCIAL BANKS-1.3%
           500      City National Corp.                                                               35,965
         6,700      Colonial BancGroup, Inc.                                                         164,418
         4,800      Wachovia Corp.                                                                   271,200
         1,260      Zions Bancorp                                                                    106,873
                    TOTAL COMMERCIAL BANKS                                                           578,456
                    COMMERCIAL SERVICES & SUPPLIES-1.4%
           600      Administaff, Inc.                                                                 24,564
         3,400    1 CECO Environmental Corp.                                                          46,886
           900    1 CRA International, Inc.                                                           48,528
           800    1 Clean Harbors, Inc.                                                               42,912
           600    1 Consolidated Graphics, Inc.                                                       37,200
         1,300      Healthcare Services Group, Inc.                                                   37,596
         1,800      Knoll, Inc.                                                                       39,582
         1,500    1 Korn/Ferry International                                                          35,820
         2,450    1 Laureate Education, Inc.                                                         147,833
           650    1 Standard Parking Corp.                                                            24,752
         2,500    1 Waste Connections, Inc.                                                          108,925
         1,300      Waste Industrial USA                                                              38,441
                    TOTAL COMMERCIAL SERVICES & SUPPLIES                                             633,039
                    COMMUNICATIONS EQUIPMENT-4.5%
        25,500    1 Cisco Systems, Inc.                                                              678,045
         1,500    1 CommScope, Inc.                                                                   48,465
         1,000    1 Comtech Telecommunications Corp.                                                  36,000
        17,400    1 Corning, Inc.                                                                    362,616
         1,800    1 EMS Technologies, Inc.                                                            37,296
           400    1 F5 Networks, Inc.                                                                 28,576
         3,600      Harris Corp.                                                                     182,952
         1,700      Inter-Tel, Inc.                                                                   38,471
         6,000      Motorola, Inc.                                                                   119,100
        12,000      Qualcomm, Inc.                                                                   451,920
                    TOTAL COMMUNICATIONS EQUIPMENT                                                 1,983,441
                    COMPUTERS & PERIPHERALS-3.8%
         1,000    1 Apple Computer, Inc.                                                              85,730
         8,200    1 Dell, Inc.                                                                       198,850
        11,800    1 EMC Corp. Mass                                                                   165,082
         6,000    1 Electronics for Imaging, Inc.                                                    138,300
         5,000      Hewlett Packard Co.                                                              216,400
         6,500      IBM Corp.                                                                        644,475
         1,300    1 Logitech International SA                                                         37,934
           900    1 On Track Innovations Ltd.                                                          5,562
         4,200      Seagate Technology Holdings                                                      113,778
         2,400    1 Xyratex Ltd.                                                                      50,352
                    TOTAL COMPUTERS & PERIPHERALS                                                  1,656,463
                    CONSTRUCTION & ENGINEERING-1.4%
         2,700      Chicago Bridge & Iron Co. NV                                                      80,244
           400    1 EMCOR Group, Inc.                                                                 22,968
         7,500    1 Foster Wheeler Ltd.                                                              401,025
         1,800    1 McDermott International, Inc.                                                     92,952
                    TOTAL CONSTRUCTION & ENGINEERING                                                 597,189
                    CONSTRUCTION MATERIALS-0.1%
         1,000    1 Headwaters, Inc.                                                                  22,720
                    CONSUMER FINANCE-1.1%
         4,500      American Express Co.                                                             261,990
         3,000      Capital One Financial Corp.                                                      241,200
                    TOTAL CONSUMER FINANCE                                                           503,190
                    DIVERSIFIED CONSUMER SERVICES-0.8%
         8,000      Consumer Discretionary Select Sector SPDR Trust                                  315,680
         1,100    1 Steiner Leisure Ltd.                                                              51,436
                    TOTAL DIVERSIFIED CONSUMER SERVICES                                              367,116
                    DIVERSIFIED FINANCIAL SERVICES-2.6%
         7,200      CIT Group, Inc.                                                                  424,512
         5,744      CapitalSource, Inc.                                                              159,626
           600    1 InterContinentalExchange, Inc.                                                    78,330
         1,700      International Securities Exchange, Inc., Class A                                  70,431
         1,200      iShares Russell 2000 Growth Index                                                 96,264
         3,500      iShares S&P Mid Cap 400 Growth Index                                             289,765
                    TOTAL DIVERSIFIED FINANCIAL SERVICES                                           1,118,928
                    DIVERSIFIED TELECOMMUNICATION SERVICES -0.1%
         1,800      CT Communication, Inc.                                                            43,974
                    ELECTRICAL EQUIPMENT-1.1%
           700      Acuity Brands, Inc.                                                               40,607
         1,200    1 General Cable Corp.                                                               51,756
         6,600      Rockwell Automation, Inc.                                                        403,986
                    TOTAL ELECTRICAL EQUIPMENT                                                       496,349
                    ELECTRONIC EQUIPMENT & INSTRUMENTS-0.5%
         1,300    1 Benchmark Electronics, Inc.                                                       29,445
         1,100    1 Coherent, Inc.                                                                    33,825
         5,200      Jabil Circuit, Inc.                                                              124,748
           975    1 RadiSys Corp.                                                                     16,390
                    TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                         204,408
                    ENERGY EQUIPMENT &  SERVICES-3.4%
           700    1 Bristow Group, Inc.                                                               26,145
           225    1 Core Laboratories NV                                                              18,540
         3,800    1 Dynegy, Inc., Class A                                                             26,790
         7,000      ENSCO International, Inc.                                                        356,090
         4,600    1 Grant Prideco, Inc.                                                              180,228
         2,200    1 Matrix Services Co.                                                               40,524
         1,300    1 NATCO Group, Inc.                                                                 45,188
           800      New Jersey Resources Corp.                                                        37,280
         4,700      Schlumberger Ltd.                                                                298,403
         1,100    1 Todco                                                                             38,093
           500    1 W-H Energy Services, Inc.                                                         22,690
        10,300    1 Weatherford International Ltd.                                                   415,914
                    TOTAL ENERGY EQUIPMENT & SERVICES                                              1,505,885
                    FOOD & STAPLES RETAILING- 1.9%
           800      Longs Drug Stores Corp.                                                           34,400
         8,200      Sysco Corp.                                                                      283,310
        10,700      Wal-Mart Stores, Inc.                                                            510,283
                    TOTAL FOOD & STAPLES RETAILING                                                   827,993
                    FOOD PRODUCTS- 0.4%
         2,600      Hershey Co.                                                                      132,704
         1,000      Imperial Sugar Co.                                                                31,150
                    TOTAL FOOD PRODUCTS                                                              163,854
                    HEALTH CARE EQUIPMENT & SUPPLIES-4.6%
         1,600    1 AngioDynamics, Inc.                                                               42,240
        12,000    1 Boston Scientific, Corp.                                                         221,400
        17,700    1 Cytyc Corp.                                                                      511,884
         4,200      Dentsply International, Inc.                                                     129,528
         1,200    1 Hologic, Inc.                                                                     66,660
         4,000    1 Intuitive Surgical, Inc.                                                         393,640
         1,500      STERIS Corp.                                                                      38,760
         8,563    1 Varian Medical Systems, Inc.                                                     395,011
         2,700    1 Zimmer Holdings, Inc.                                                            227,394
                    TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                         2,026,517
                    HEALTH CARE PROVIDERS & SERVICES-5.0%
         5,800      Caremark Rx, Inc.                                                                355,308
         8,700    1 Cerner Corp.                                                                     390,891
         4,900    1 Express Scripts, Inc.                                                            340,648
         2,900    1 Health Net, Inc.                                                                 141,259
         2,600      IMS Health, Inc.                                                                  75,036
           900    1 Magellan Health Services, Inc.                                                    36,729
         6,500    1 Pediatrix Medical Group                                                          341,510
         4,700    1 Psychiatric Solutions, Inc.                                                      183,018
           800    1 Sierra Health Services, Inc.                                                      32,160
         6,000      UnitedHealth Group, Inc.                                                         313,560
                    TOTAL HEALTH CARE PROVIDERS & SERVICES                                         2,210,119
                    HOTELS, RESTAURANTS & LEISURE-1.5%
         4,200      Brinker International, Inc.                                                      132,510
         2,500      CKE Restaurants, Inc.                                                             49,425
         5,500      Hilton Hotels Corp.                                                              194,645
         3,400    1 Interstate Hotels & Resorts, Inc.                                                 25,024
           900    1 PENN National Gaming, Inc.                                                        39,438
         4,200    1 Shuffle Master, Inc.                                                             111,762
         3,500    1 Starbucks Corp.                                                                  122,290
                    TOTAL HOTELS, RESTAURANTS & LEISURE                                              675,094
                    HOUSEHOLD DURABLES-0.7%
         1,100      Brookfield Homes Corp.                                                            39,941
         1,200      Harman International Industries, Inc.                                            113,484
         1,500    1 Jarden Corp.                                                                      55,005
            60    1 NVR, Inc.                                                                         41,551
         1,850    1 Toll Brothers, Inc.                                                               62,586
                    TOTAL HOUSEHOLD DURABLES                                                         312,567
                    HOUSEHOLD PRODUCTS-2.7%
         2,000      Colgate-Palmolive Co.                                                            136,600
        16,000      Procter & Gamble Co.                                                           1,037,920
                    TOTAL HOUSEHOLD PRODUCTS                                                       1,174,520
                    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.1%
         2,200      Companhia Paranaense De Energia - Copel, ADR                                      26,730
                    IT SERVICES- 0.8%
         2,700    1 Checkfree Corp.                                                                  111,861
         1,400    1 Cognizant Technology Solutions Corp., Class A                                    119,406
         2,800    1 Lightbridge, Inc.                                                                 44,940
         2,300    1 Sykes Enterprises, Inc.                                                           33,603
         1,100    1 VeriFone Holdings, Inc.                                                           43,967
                    TOTAL IT SERVICES                                                                353,777
                    INDUSTRIAL CONGLOMERATES-2.3%
         2,600      3M Co.                                                                           193,180
        22,500      General Electric Co.                                                             811,125
                    TOTAL INDUSTRIAL CONGLOMERATES                                                 1,004,305
                    INSURANCE-4.7%
        10,000      American International Group, Inc.                                               684,500
         1,397      Fidelity National Financial, Inc.                                                 59,400
         7,300      HCC Insurance Holdings, Inc.                                                     227,979
         1,400      Lincoln National Corp.                                                            93,996
           800    1 Navigators Group, Inc.                                                            38,232
         1,600      Platinum Underwriters Holdings Ltd.                                               47,760
         8,700      Radian Group, Inc.                                                               523,914
         3,600      State Auto Financial Corp.                                                       115,848
         5,000      The St. Paul Travelers Cos., Inc.                                                254,250
                    TOTAL INSURANCE                                                                2,045,879
                    INTERNET & CATALOG RETAIL-0.2%
         2,700    1 eBay, Inc.                                                                        87,453
                    INTERNET SOFTWARE & SERVICES-1.4%
         1,000    1 Google, Inc., Class A                                                            501,300
         2,600    1 LoopNet, Inc.                                                                     43,576
         3,000    1 Yahoo, Inc.                                                                       84,930
                    TOTAL INTERNET SOFTWARE & SERVICES                                               629,806
                    LEISURE EQUIPMENT & PRODUCTS-0.1%
         1,100    1 MarineMax, Inc.                                                                   26,576
                    LIFE SCIENCE TOOLS & SERVICES-0.2%
         1,300    1 Invitrogen Corp.                                                                  79,599
                    MACHINERY-2.6%
         1,300      Caterpillar, Inc.                                                                 83,291
           700      FreightCar America, Inc.                                                          40,677
         5,100      Graco, Inc.                                                                      207,927
         2,650      Harsco Corp.                                                                     227,582
         9,500      Joy Global, Inc.                                                                 441,465
         1,100      Mueller Industry, Inc.                                                            35,827
         3,800      Wabtec Corp.                                                                     121,676
                    TOTAL MACHINERY                                                                1,158,445
                    MARINE-0.1%
         1,400      Horizon Lines Inc., Class A                                                       41,650
                    MEDIA-1.1%
        13,000      News Corp., Class A                                                              302,250
           900    1 RCN Corp.                                                                         26,721
         4,000      Walt Disney Co.                                                                  140,680
                    TOTAL MEDIA
                    METALS & MINING-1.1%
           600      Chaparral Steel Co.                                                               30,768
         2,400      Cleveland Cliffs, Inc.                                                           131,184
         5,200      Companhia Vale do Rio Doce                                                       176,436
         3,500      Peabody Energy Corp.                                                             142,905
                    TOTAL METALS & MINING                                                            481,293
                    MULTILINE RETAIL-1.9%
         1,600    1 Kohl's Corp.                                                                     113,456
         4,100      Nordstrom, Inc.                                                                  228,411
         1,400    1 SAKS, Inc.                                                                        26,264
         1,000    1 Sears Holdings Corp.                                                             176,650
         4,700      Target Corp.                                                                     288,392
                    TOTAL MULTILINE RETAIL                                                           833,173
                    OIL & GAS-4.2%
        21,800      ExxonMobil Corp.                                                               1,615,380
         4,700      XTO Energy, Inc.                                                                 237,209
                    TOTAL OIL & GAS                                                                1,852,589
                    OIL, GAS & CONSUMABLE FUELS-4.4%
         3,800      Chevron Corp.                                                                    276,944
         2,800      ConocoPhillips                                                                   185,948
         4,700    1 Denbury Resources, Inc.                                                          130,190
         4,100      Devon Energy Corp.                                                               287,369
         2,200      EOG Resources, Inc.                                                              152,086
           900      Frontier Oil Corp.                                                                25,569
           500      Holly Corp.                                                                       26,345
         4,100    1 Newfield Exploration Co.                                                         175,521
         4,900      Noble Energy, Inc.                                                               261,709
         1,400      Pioneer National Resources Co.                                                    57,400
         9,200    1 Southwestern Energy Co.                                                          353,832
                    TOTAL OIL, GAS & CONSUMABLE FUELS                                              1,932,913
                    PAPER & FOREST PRODUCTS-0.1%
         1,100      Neenah Paper, Inc.                                                                37,543
                    PERSONAL PRODUCTS-0.4%
         3,700      Estee Lauder Cos., Inc., Class A                                                 175,750
                    PHARMACEUTICALS-5.9%
         4,000      Abbott Laboratories                                                              212,000
         4,500    1 Adolor Corp.                                                                      31,455
         1,100    1 Cephalon, Inc.                                                                    79,651
        11,500      Johnson & Johnson                                                                768,200
         4,800      Lilly (Eli) & Co.                                                                259,776
           700      Medicis Pharmaceutical Corp., Class A                                             26,551
         3,600      Novartis AG, ADR                                                                 207,684
         2,000    1 Penwest Pharmaceuticals Co.                                                       28,480
         6,700      Perrigo Co.                                                                      115,776
        13,200      Pfizer, Inc.                                                                     346,368
         4,910    1 Pozen, Inc.                                                                       83,028
         3,308    1 Sepracor, Inc.                                                                   188,754
         5,000      Wyeth                                                                            247,050
                    TOTAL PHARMACEUTICALS                                                          2,594,773
                    SEMICONDUCTOR  EQUIPMENT & PRODUCTS-2.9%
         3,800    1 ASE Test Ltd.                                                                     41,838
         9,500    1 Advanced Micro Devices, Inc.                                                     147,725
         1,300    1 Atheros Communications, Inc.                                                      30,888
         5,800    1 ChipMOS Technologies (Bermuda) Ltd.                                               41,992
           800    1 Diodes, Inc.                                                                      29,336
        11,700      Intel Corp.                                                                      245,232
         5,300    1 MEMC Electric Material, Inc.                                                     277,720
         2,300    1 MKS Instruments, Inc.                                                             50,301
         1,700      Microchip Technology, Inc.                                                        59,092
         7,200    1 RF Micro Devices, Inc.                                                            55,584
           700    1 Tessera Technologies, Inc.                                                        26,768
         5,700      Texas Instruments, Inc.                                                          177,783
         5,100    1 Trident Microsystems, Inc.                                                       106,437
                    TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                       1,290,696
                    SOFTWARE-3.7%
         6,100    1 Activision, Inc.                                                                 103,883
         3,100    1 Ansys, Inc.                                                                      154,659
         2,900    1 Autodesk, Inc.                                                                   126,788
         2,700    1 Cadence Design Systems, Inc.                                                      51,030
         2,550    1 Captaris, Inc.                                                                    22,466
         7,900    1 Citrix Systems, Inc.                                                             250,193
         6,100    1 Intuit, Inc.                                                                     191,845
         1,000    1 Kronos, Inc.                                                                      38,000
        20,000      Microsoft Corp.                                                                  617,200
         3,000    1 Opswares, Inc.                                                                    24,000
         2,300    1 Red Hat, Inc.                                                                     52,279
                    TOTAL SOFTWARE                                                                 1,632,343
                    SPECIALTY RETAIL-5.5%
         3,300      Abercrombie & Fitch Co., Class A                                                 262,482
           800    1 Aeropostale, Inc.                                                                 28,752
         4,250      American Eagle Outfitters, Inc.                                                  137,615
         2,800    1 Bed Bath & Beyond, Inc.                                                          118,132
         2,800      Best Buy Co., Inc.                                                               141,120
           800    1 Casual Male Retail Group, Inc.                                                     9,984
         4,800    1 Chicos Fas, Inc.                                                                 100,224
         2,550    1 GameStop Corp., Class A                                                          136,247
           800      Group 1 Automotive, Inc.                                                          42,400
        10,000      Home Depot, Inc.                                                                 407,400
        10,800      Lowe's Cos., Inc.                                                                364,068
           600      Men's Wearhouse, Inc.                                                             25,764
         4,700      Reitmans CDA Ltd., Class A                                                        91,859
         4,600      Ross Stores, Inc.                                                                148,994
         5,300      Staples, Inc.                                                                    136,316
         1,600    1 United Retail Group, Inc.                                                         20,928
         3,500    1 Urban Outfitters, Inc.                                                            85,400
           900    1 West Marine, Inc.                                                                 15,678
         4,100      Williams-Sonoma, Inc.                                                            143,500
                    TOTAL SPECIALTY RETAIL                                                         2,416,863
                    TEXTILES, APPAREL & LUXURY GOODS-1.2%
         5,500    1 Coach, Inc.                                                                      252,230
         1,500      Nike, Inc., Class B                                                              148,215
           700      Phillips-Van Heusen Corp.                                                         38,605
         1,100    1 Skechers USA, Inc., Class A                                                       38,984
         1,300      Wolverine World Wide, Inc.                                                        40,001
                    TOTAL TEXTILES, APPAREL & LUXURY GOODS                                           518,035
                    THRIFTS & MORTGAGE FINANCE-0.2%
         1,000      Federal Home Loan Mortgage Corp.                                                  64,930
           800      PFF Bancorp, Inc.                                                                 27,096
                    TOTAL THRIFTS & MORTGAGE FINANCE                                                  92,026
                    TOBACCO-1.4%
         7,200      Altria Group, Inc.                                                               629,208
                    TRADING COMPANIES & DISTRIBUTORS-0.3%
         2,800      Fastenal Co.                                                                     104,384
           600    1 Wesco International, Inc.                                                         36,432
                    TOTAL TRADING COMPANIES & DISTRIBUTORS                                           140,816
                    TRANSPORTATION INFRASTRUCTURE-0.1%
         1,000      Macquarie Infrastructure Co. Trust                                                36,670
                    WIRELESS TELECOMMUNICATION SERVICES-0.1%
         1,100    1 Crown Castle International Corp.                                                  38,676
                    TOTAL COMMON STOCKS                                                           42,707,933
                    (IDENTIFIED COST $37,074,373)
                  2 MUTUAL FUNDS---1.6%
           944      MTB Money Market Fund, A2 Shares (7 Day Net Yield 4.85%)                             944
       696,148      MTB Prime Money Market Fund, Corporate Shares (7 Day Net Yield 4.98%)            696,148
                    TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                          697,092
                    TOTAL INVESTMENTS---99.1%                                                     43,405,025
                    (IDENTIFIED COST $37,771,465)3
                    OTHER ASSETS AND LIABILITIES---NET-0.9%                                          402,895
                    TOTAL NET ASSETS-100%                                                       $ 43,807,920

1    Non-income producing.

2    Affiliated company.

3 At January 31, 2007, the cost of investments for federal tax purposes was $37,771,465. The net unrealized appreciation of investments for federal tax purposes was $5,633,560. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,198,867 and net unrealized depreciation from investments for those securities having an excess of cost over value of $565,307.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.







MTB NEW YORK MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                1 MUNICIPAL BONDS--95.5%
                  GUAM--0.4%
                  SINGLE FAMILY HOUSING--0.4%
  $   375,000     Guam Housing Corp., State Single Family Housing Revenue Bonds, 5.75%, 9/1/2031                       $     404,452
                  NEW YORK--92.2%
                  DEVELOPMENT-11.5%
    1,000,000     Geneva, NY, IDA, Revenue Bonds, (Project A), 5.375%, (Hobart and William Smith) 2/1/2033                 1,061,480
    1,000,000     Montgomery County, NY, IDA, Revenue Bonds (Series A), 5.00% (XL Capital Assurance Inc. INS),             1,047,570
                  7/1/2029
    2,185,000     New York City, NY, IDA, Revenue Bonds, 5.00% (Queens Baseball Stadium)/(AMBAC LOC), 1/1/2022             2,341,075
    2,995,000     New York City, NY, IDA, Revenue Bonds, 5.00% (Queens Baseball Stadium)/(AMBAC LOC), 1/1/2025             3,198,870
    3,000,000     New York Convention Center Development Corp., 5.00% (AMBAC LOC), 11/15/2026                              3,173,550
      155,000     Schenectady, NY, IDA, (Series A), 5.45% (Union College)/(AMBAC INS)/(Original Issue Yield:                 165,300
                  5.467%), 12/1/2029
      425,000     Utica, NY, IDA Civic Facility, (Series A) Revenue Bonds, 5.50% (Munson Williams Proctor),                  449,039
                  7/15/2029
      320,000     Utica, NY, IDA Civic Facility, (Series A) Revenue Bonds, 5.375% (Munson Williams Proctor)                  337,014
                  /(Original Issue Yield: 5.45%), 7/15/2019
                  TOTAL DEVELOPMENT                                                                                       11,773,898
                  FACILITIES---1.0%
      915,000     Canton, NY, Human Services, 5.75% (Original Issue Yield: 5.80%), 9/1/2032                                  979,736
                  GENERAL-16.9%
       50,000     Broome County, NY, COP, 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.578%), 4/1/2022           50,061
    1,000,000     Grand Central, NY, District Management Association, Inc., Refunding Bonds, 5.00%, 1/1/2021               1,046,030
    2,635,000     Nassau County, NY, Interim Finance Authority, Refunding Revenue Bonds (Series A), 5.00%,                 2,805,379
                  11/15/2022
    3,000,000     Nassau County, NY, Interim Finance Authority, Revenue Bonds (Series H), 5.25% (AMBAC INS),               3,269,610
                  11/15/2017
    3,085,000     New York State Environmental Facilities Corp. State Personal Income Tax, Revenue Bonds (Series           3,296,785
                  A), 5.00%, 12/15/2026
    1,425,000     Sales Tax Asset Receivable Corp., NY, (Series A), 5.00% (MBIA Global Funding LLC LOC)/(Original          1,506,510
                  Issue Yield: 4.41%), 10/15/2026
    1,735,000     Sales Tax Asset Receivable Corp., NY, Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS),        1,836,584
                  10/15/2025
    3,350,000     Sales Tax Asset Receivable Corp., NY, Revenue Bonds (Series A), 5.00%, 10/15/2029                        3,537,098
                  TOTAL GENERAL                                                                                           17,348,057
                  GENERAL OBLIGATION-8.9%
       50,000     Lakewood, NY, GO UT Public Improvement Bonds, 5.50% (Original Issue Yield: 5.70%), 4/1/2012                 50,111
      500,000     Nassau County, NY, GO, (Series F), 7.00% (FSA INS), 3/1/2010                                               545,540
    2,500,000     New York City, NY, 5.00%, 6/1/2023                                                                       2,631,175
    3,000,000     New York City, NY, GO UT Bonds (Series A), 5.00%, 8/1/2019                                               3,177,780
    1,000,000     New York City, NY, GO UT Bonds (Fiscal 2004 Series I), 5.00%, 8/1/2022                                   1,048,720
    1,580,000     Orange County, NY, GO UT, 5.10% (Original Issue Yield: 5.29%), 7/15/2019                                 1,628,806
                  TOTAL GENERAL OBLIGATION                                                                                 9,082,132
                  HIGHER EDUCATION---13.4%
    1,170,000     New York State Dormitory Authority, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/15/2023           1,244,377
      425,000     New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010           459,378
    1,230,000     New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010         1,295,473
      750,000     New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, 5.05% (FHA          786,817
                  INS), 8/15/2024
    2,000,000     New York State Dormitory Authority, Mental Health Services Facilities Improvement Revenue Bonds          2,111,660
                  (Series 2005D-1), 5.00% (New York State)/(FGIC INS), 2/15/2023
    1,000,000     New York State Dormitory Authority, Revenue Bonds (Series A), 5.50%, 5/15/2021                           1,154,310
    3,000,000     New York State Dormitory Authority, Revenue Bonds, 7.50%, 5/15/2013                                      3,579,030
    1,000,000     New York State Dormitory Authority, Rochester University, 5.125%, 7/1/2039                               1,045,800
    1,000,000     New York State Dormitory Authority, School District Financing Revenue Bonds (Series C), 5.375%           1,079,670
                  (MBIA Insurance Corp. INS), 10/1/2015
      895,000     New York State Dormitory Authority, School Districts Financing Program (Series D), 5.50% (MBIA             972,910
                  Insurance Corp. INS), 10/1/2017
                  TOTAL HIGHER EDUCATION                                                                                  13,729,425
                  MEDICAL-6.1%
    1,000,000     Chemung County, NY, IDA, (Series B), 5.00% (Original Issue Yield: 4.999%), 11/1/2034                     1,030,820
      750,000     Chemung County, NY, IDA, 5.00% (Arnot Ogden Medical Center)/(Original Issue Yield: 5.02%),                 773,115
                  11/1/2034
    1,000,000     Monroe County, NY, IDA, Civic Facilities Revenue Bonds, 5.00% (Highland Hospital Rochester               1,019,770
                  Project), 8/1/2025
    1,000,000     New York City, NY Health and Hospitals Corp., (Series A), 5.45% (Original Issue Yield: 5.48%),           1,048,490
                  2/15/2026
    1,000,000     New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds,            1,032,230
                  5.10% (AMBAC INS), 2/1/2019
    1,000,000     New York State Dormitory Authority, United Health Services, 5.375% (AMBAC INS)/(Original Issue           1,033,770
                  Yield: 5.573%), 8/1/2027
      275,000     Tompkins, NY Health Care Corp., 10.80% (FHA INS), 2/1/2028                                                 304,684
                  TOTAL MEDICAL                                                                                            6,242,879
                  MULTIFAMILY HOUSING-5.3%
    1,355,000     East Rochester, NY, Housing Authority, Refunding Revenue Bonds, 6.125% (Original Issue Yield:            1,491,096
                  5.375%), 4/20/2043
      125,000     Holiday Square Housing Development Corp., NY, Section 8 Assisted Project, 5.80% (Holiday Square            125,126
                  Management Co.)/(FNMA COL)/(Original Issue Yield: 5.943%), 1/15/2024
      945,000     New Rochelle, NY, Municipal Housing Authority, Revenue Bonds, 6.50% (HUD Section 8 GTD)/(Original        1,007,739
                  Issue Yield: 6.803%), 12/1/2014
        5,000     New York State HFA, (Series A), 6.90%, 8/15/2007                                                             5,009
    1,000,000     New York State HFA, (Series A), 7.75% (FHA INS)/(Original Issue Yield: 7.748%), 8/15/2017                1,018,650
      190,000     New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.25% (Original             191,908
                  Issue Yield: 6.35%), 9/15/2010
      635,000     New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.25% (Original             644,036
                  Issue Yield: 6.35%), 9/15/2010
      885,000     New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375% (Original            899,611
                  Issue Yield: 6.45%), 9/15/2015
                  TOTAL MULTIFAMILY HOUSING                                                                                5,383,175
                  NURSING HOMES---1.1%
      500,000     Appleridge Retirement Community, Revenue Bonds, 5.60% (GNMA Collateralized Home Mortgage                   530,240
                  Program)/(GNMA Collateralized Home Mortgage Program COL), 9/1/2021
      320,000     New York State Dormitory Authority, Revenue Bonds, 5.85% (Wesley Health System)/(FHA INS),                 329,062
                  8/1/2026
      275,000     Tompkins County, NY, IDA, Revenue Bonds, 6.05% (Ithacare Center Project)/(FHA INS), 2/1/2017               277,580
                  TOTAL NURSING HOMES                                                                                      1,136,882
                  POLLUTION-1.0%
    1,040,000     New York State Environmental Facilities Corp., Revenue Bonds, 5.85%, 1/15/2015                           1,052,126
                  POWER---5.2%
    3,000,000     Long Island Power Authority, NY, (Series A), Revenue Bonds, 5.00% (FGIC LOC 6/1/2016@100),               3,211,320
                  12/1/2019
    2,000,000     Long Island Power Authority, NY, Revenue Bonds (Series A), 5.00%, 12/1/2025                              2,121,580
                  TOTAL POWER                                                                                              5,332,900
                  SCHOOL DISTRICT-1.0%
    1,000,000     Webster, NY, Central School District, GO UT, 5.125% (FGIC INS)/(Original Issue Yield: 5.40%),            1,042,710
                  6/15/2019
                  SINGLE FAMILY HOUSING-1.9%
      200,000     Albany, NY, Housing Authority, Revenue Bond, 5.20% (Key Bank, N.A. LOC), 12/1/2013                         206,560
      150,000     Albany, NY, Housing Authority, Revenue Bonds, 5.40% (Key Bank, N.A. LOC), 12/1/2018                        155,364
      200,000     Albany, NY, Housing Authority, Revenue Bonds, 5.50% (Key Bank, N.A. LOC), 12/1/2028                        206,608
      865,000     New York State Mortgage Agency, (Refunding Revenue Bonds), 5.70% (Original Issue Yield: 5.70%),            883,701
                  4/1/2011
      475,000     New York State Mortgage Agency, (Series 67), 5.80% (Original Issue Yield: 5.799%), 10/1/2028               481,303
                  TOTAL SINGLE FAMILY HOUSING                                                                              1,933,536
                  SPECIAL PURPOSE-3.9%
    1,015,000     New York Counties Tobacco Trust II, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.30%),        1,046,790
                  6/1/2025
    1,000,000     TSASC, Inc. NY, Cash Flow Management, Public Improvements, 6.25%, 7/15/2027                              1,068,570
    1,430,000     Tobacco Settlement Financing Corp., NY, (Series A-1), 5.25% (Original Issue Yield: 4.00%),               1,491,304
                  6/1/2016
      400,000     Tobacco Settlement Financing Corp., NY, Asset Backed Revenue Bonds (Series C-1), 5.25% (New York           407,376
                  State), 6/1/2013
                  TOTAL SPECIAL PURPOSE                                                                                    4,014,040
                  TRANSPORTATION---13.0%
      435,000     Albany, NY, Parking Authority, (Series A), 5.00% (Original Issue Yield: 4.79%), 7/15/2008                  440,377
      500,000     Albany, NY, Parking Authority, (Series A), 5.625% (Original Issue Yield: 5.75%), 7/15/2025                 530,835
    1,300,000     Metropolitan Transportation Authority, NY, Revenue Bonds (Series B), 5.00%, 11/15/2031                   1,364,480
      655,000     New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund, Unrefunded Revenue Bond          679,517
                  (Series A), 5.125% (FGIC INS), 4/1/2011
    1,000,000     New York State Thruway Authority, (Series 2000A) , 6.25% (New York State Thruway Authority -             1,082,510
                  Dedicated Highway & Bridge Trust Fund)/(FSA INS), 4/1/2011
    2,755,000     New York State Thruway Authority, Refunding Revenue Bonds (Series A), 5.00%, 3/15/2021                   2,927,628
    2,000,000     Port Authority of New York and New Jersey, Revenue Bonds (132nd Series), 5.00% (GO of Authority          2,104,560
                  LOC)/(Original Issue Yield: 5.11%), 9/1/2026
    3,500,000     Triborough Bridge & Tunnel Authority, NY, (Series Y) Refunding Revenue Bonds, 6.125% (CapMAC             4,236,260
                  Holdings, Inc.)/(CapMAC Holdings, Inc. LOC)/(Original Issue Yield: 6.20%), 1/1/2021
                  TOTAL TRANSPORTATION                                                                                    13,366,167
                  WATER-2.0%
    1,000,000     New York City, NY, Municipal Water Finance Authority, (Series C), 5.125% (Original Issue Yield:          1,045,000
                  5.43%), 6/15/2033
    1,000,000     New York City, NY, Municipal Water Finance Authority, Fiscal 2004-C Revenue Bonds, 5.00% (AMBAC          1,047,960
                  INS), 6/15/2035
                  TOTAL WATER                                                                                              2,092,960
                  TOTAL NEW YORK                                                                                          94,510,623
                  PUERTO RICO--0.6%
                  DEVELOPMENT-0.0%
       25,000     Puerto Rico Industrial, Medical & Environmental PCA, Revenue Bonds, 5.10% (American Home Products           25,401
                  Corp.)/(Original Issue Yield: 5.30%), 12/1/2018
                  GENERAL OBLIGATION-0.6%
      550,000     Commonwealth of Puerto Rico, (GO UT), 7.00%, 7/1/2010                                                      606,150
                  TOTAL PUERTO RICO                                                                                          631,551
                  SOUTH CAROLINA--0.6%
                  SPECIAL PURPOSE--0.6%
      500,000     Tobacco Settlement Revenue Management Authority, SC, (Series B), 6.375% (Original Issue Yield:             583,090
                  6.48%), 5/15/2030
                  WISCONSIN--1.7%
                  SPECIAL PURPOSE-1.7%
    1,680,000     Badger, WI, Tobacco Asset Securitization Corp., Refunding Revenue Bonds, 6.125%, 6/1/2027                1,797,533
                  TOTAL MUNICIPAL BONDS (IDENTIFIED COST $95,552,680)                                                     97,927,249
                2 SHORT-TERM MUNICIPALS--1.4%
                  NEW YORK--1.4%
                  GENERAL OBLIGATION-0.4%
      400,000     New York City, NY, (1994 Series A-4) Daily VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.680%,                  400,000
                  2/1/2007
                  WATER--1.0%
    1,000,000     New York City, NY, Municipal Water Finance Authority, (Series 2003 C-1) Daily VRDNs (State Street        1,000,000
                  Bank and Trust Co. LIQ), 3.680%, 2/1/2007
                  TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)                                                          1,400,000
                  TOTAL MUNICIPAL INVESTMENTS---96.9%                                                                     99,327,249
                   (IDENTIFIED COST $96,952,680)3
                  OTHER ASSETS AND LIABILITIES-NET---3.1%                                                                  3,168,996
                  TOTAL NET ASSETS-100%                                                                                $ 102,496,245

1 Securities that are subject to the federal alternative minimum tax (AMT) represent 3.4% of the portfolio as calculated based upon total market value.

2    Current rate and next reset date shown for Variable Rate Demand Notes.

3 At January 31, 2007, the cost of investments for federal tax purposes was $96,918,532. The net unrealized appreciation of investments for federal tax purposes was $2,408,717. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,628,945 and net unrealized depreciation from investments for those securities having an excess of cost over value of $220,228.


Note:        The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the closing of trading on such exchanges. Options trade in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the options as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") maybe determined in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.



The following acronyms are used throughout this portfolio:

 AMBAC  --American Municipal Bond Assurance Corporation
 CapMAC --Capital Municipal Assurance Corporation
 COL    --Collateralized
 COP    --Certificate of Participation
 FGIC   --Financial Guaranty Insurance Corporation
 FHA    --Federal Housing Administration
 FNMA   --Federal National Mortgage Association
 FSA    --Financial Security Assurance
 GNMA   --Government National Mortgage Association
 GO     --General Obligation
 GTD    --Guaranteed
 HFA    --Housing Finance Agency
 IDA    --Industrial Development Authority
 INS    --Insured
 LIQ    --Liquidity Agreement
 LOC    --Letter of Credit
 PCA    --Pollution Control Authority
 UT     --Unlimited Tax
 VRDNs  --Variable Rate Demand Notes







MTB NEW YORK TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                1 SHORT-TERM MUNICIPALS--99.8%
                  NEW YORK--99.8%
  $ 1,510,000     Albany, NY IDA, (Series 2001C: Empire Commons North) Weekly VRDNs (University at Albany              $   1,510,000
                  Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. SA), 3.640%, 2/1/2007
    3,000,000     Clarence, NY CSD, 4.50% TANs, 6/29/2007                                                                  3,008,801
    1,650,000     Clinton County, NY IDA, (Series 2002A) Weekly VRDNs (Champlain Valley Physicians Hospital Medical        1,650,000
                  Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ), 3.620%, 2/1/2007
    1,695,000     Dutchess County, NY IDA, (Series 1998-A) Weekly VRDNs (Marist College)/(Bank of New York LOC),           1,695,000
                  3.620%, 2/1/2007
    4,000,000     Metropolitan Transportation Authority, NY, (Series 2002D-1) Weekly VRDNs (MTA Transportation             4,000,000
                  Revenue)/(FSA INS)/(WestLB AG (GTD) LIQ), 3.650%, 2/1/2007
    4,000,000     Monroe County, NY IDA, (Series 2005) Weekly VRDNs (St. John Fisher College)/(Bank of America N.A.        4,000,000
                  LIQ)/(Radian Group, Inc. LOC), 3.450%, 2/7/2007
    3,000,000     New York City, NY Housing Development Corp., Revenue Bonds (Series A) Weekly VRDNs (Urban                3,000,000
                  Horizons II LP)/(Citibank NA, New York LOC), 3.530%, 2/7/2007
    3,600,000     New York City, NY IDA, (Series 2000) Weekly VRDNs (National Center on Addiction and Substance            3,600,000
                  Abuse at Columbia University)/(JPMorgan Chase Bank, N.A. LOC), 3.680%, 2/1/2007
    4,625,000     New York City, NY Municipal Water Finance Authority Daily VRDNs (FGIC INS)/(FGIC Securities              4,625,000
                  Purchase, Inc. LIQ), 3.650%, 2/1/2007
    2,000,000     New York City, NY Municipal Water Finance Authority, (Series 2000C) Daily VRDNs (Dexia Credit            2,000,000
                  Local LIQ), 3.690%, 2/1/2007
    1,100,000     New York City, NY Municipal Water Finance Authority, (Series 2001 F-2) Weekly VRDNs (JPMorgan            1,100,000
                  Chase Bank, N.A. LIQ), 3.460%, 2/7/2007
    3,900,000     New York City, NY Municipal Water Finance Authority, (Series C) Daily VRDNs (FGIC INS)/                  3,900,000
                  (FGIC Securities Purchase, Inc. LIQ), 3.650%, 2/1/2007
    3,155,000     New York City, NY Municipal Water Finance Authority, (Series F) Daily VRDNs (Bayerische                  3,155,000
                  Landesbank LIQ), 3.690%, 2/1/2007
    1,800,000     New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (Bank of Nova        1,800,000
                  Scotia, Toronto LIQ), 3.450%, 2/7/2007
    3,000,000     New York City, NY Transitional Finance Authority, (Fiscal 2007 Series 1), 4.25% BANs, 6/29/2007          3,008,767
    1,700,000     New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-4)          1,700,000
                  Daily VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.690%, 2/1/2007
    1,100,000     New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 2-        1,100,000
                  F) Daily VRDNs (Bayerische Landesbank (GTD) LIQ), 3.720%, 2/1/2007
    1,985,000     New York City, NY Transitional Finance Authority, PRF Revenue Bonds, 5.25% Bonds, 2/1/2007,              1,985,000
                  Escrowed to Maturity
    1,400,000     New York City, NY Weekly VRDNs (JP Morgan Guaranty, LOC), 3.470%, 2/7/2007                               1,400,000
    1,500,000     New York City, NY, (1994 Series A-4) Daily VRDNs (Baden-Wurttembweg LOC), 3.680%, 2/1/2007               1,500,000
    6,600,000     New York City, NY, (1994 Series A-5) Daily VRDNs (KBC Bank N.V. LOC), 3.650%, 2/1/2007                   6,600,000
    3,100,000     New York City, NY, (1994 Series B-2) Daily VRDNs (JPMorgan Chase Bank, N.A., LOC), 3.690%,               3,100,000
                  2/1/2007
    2,700,000     New York City, NY, (1994 Series H-2) Daily VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A.          2,700,000
                  SA), 3.680%, 2/1/2007
    1,600,000     New York City, NY, (1995 Series B-4) Daily VRDNs (MBIA Insurance Corp. INS)/(Landesbank Hessen-          1,600,000
                  Thueringen (GTD) SA), 3.650%, 2/1/2007
    3,200,000     New York City, NY, (1995 Series F-2) Weekly VRDNs (JP Morgan Chase & Co. LIQ)/(DEPFA Bank PLC            3,200,000
                  LOC), 3.480%, 2/7/2007
    1,475,000     New York City, NY, (1995 Series F-4) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LOC),              1,475,000
                  3.450%, 2/7/2007
    2,400,000     New York City, NY, (2004 Series A-6) Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC),             2,400,000
                  3.450%, 2/7/2007
    4,345,000     New York City, NY, (2006 Series H-2) Daily VRDNs (Dexia Credit Local LOC), 3.650%, 2/1/2007              4,345,000
    1,200,000     New York City, NY, (Series 1994H-4) Weekly VRDNs (AMBAC INS)/(Kredietbank NV SA), 3.460%,                1,200,000
                  2/7/2007
    3,000,000     New York City, NY, (Series M) UT GO Bonds, 5.50% Bonds (AMBAC  INS)/(PRF 6/1/2007                        3,049,634
                  @101), 6/1/2017
    1,550,000     New York State Dormitory Authority, 5.375% Bonds (FSA LOC)/(PRF 1/1/2008@102), 7/1/2024                  1,606,240
    1,590,000     New York State Dormitory Authority, Revenue Bonds Mental Health (Series A), 5.75% (United States         1,623,018
                  Treasury PRF Bonds 2/15/2007@102), 2/15/2011
    2,300,000     New York State Environmental Facilities Corp. Sewer & Solid Waste Disposal, Revenue Bonds (Series        2,300,000
                  A) Daily VRDNs (General Electric Co.), 3.710%, 2/1/2007
    4,100,000     New York State HFA, Service Contract Revenue Bonds (2003 Series B) Weekly VRDNs (BNP Paribas SA          4,100,000
                  LOC), 3.450%, 2/7/2007
    4,700,000     New York State Local Government Assistance Corp., (Series 1993A) Weekly VRDNs (Bayerische                4,700,000
                  Landesbank (GTD), and WestLB AG LOCs), 3.430%, 2/7/2007
    4,000,000     New York State Power Authority, 3.55% CP (JP Morgan/Chase LOC), Mandatory Tender 3/1/2007                4,000,000
    2,700,000     Ontario County, NY Industrial Development Agency, (Series 2003A) Weekly VRDNs (Frederick Ferris          2,700,000
                  Thompson Hospital)/(Key Bank, N.A. LOC), 3.510%, 2/7/2007
    3,000,000     Orangetown, NY, UT GO, 4.50% BANs, 3/30/2007                                                             3,004,750
    4,000,000     Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-2) Weekly VRDNs,        4,000,000
                  3.660%, 2/1/2007
    1,500,000     Schenectady, NY, BAN, 4.50% BANs (Bank of America N.A. LOC), 5/24/2007                                   1,503,683
    2,035,000     Seneca County, NY IDA, (Series 2000) Weekly VRDNs (Kidspeace National Centers of New York,               2,035,000
                  Inc.)/(Key Bank, N.A. LOC), 3.690%, 2/1/2007
    1,455,000     Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A.           1,455,000
                  LOC), 3.560%, 2/7/2007
    3,000,000     Suffolk County, NY, 4.00% TRANs, 8/16/2007                                                               3,008,697
    4,500,000     Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2001C) Weekly VRDNs              4,500,000
                  (Bayerische Landesbank LIQ)/(AMBAC LOC), 3.470%, 2/7/2007
    2,825,000     Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000D) Weekly VRDNs          2,825,000
                  (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 3.470%, 2/7/2007
                  TOTAL INVESTMENTS-99.8%                                                                              $ 122,768,590
                   (AT AMORTIZED COST)2
                  OTHER ASSETS AND LIABILITIES-NET-0.2%                                                                $     301,293
                  TOTAL NET ASSETS---100%                                                                              $ 123,069,883

     Securities that are subject to the federal alternative minimum tax (AMT) represents 1.8% of the portfolio as calculated based upon total market value.

   1 Current rate and next reset date shown for Variable Rate Demand Notes. 2 Also represents cost for federal tax purposes.


Note:        The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 BANs  --Bond Anticipation Notes
 CP    --Commercial Paper
 CSD   --Central School District
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GO    --General Obligation
 GTD   --Guaranteed
 HFA   --Housing Finance Authority
 IDA   --Industrial Development Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOCs  --Letter(s) of  Credit
 LP    --Limited Partnership
 PRF   --Pre-refunded
 SA    --Support Agreement
 TANs  --Tax Anticipation Notes
 TRANs --Tax and Revenue Anticipation Notes
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes








MTB PENNSYLVANIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

    PRINCIPAL     DESCRIPTION                                                                                                  VALUE
    AMOUNT
                1 MUNICIPAL BONDS-99.0%
                  PENNSYLVANIA-97.1%
                  DEVELOPMENT-12.0%
  $ 4,775,000     Bucks County, PA IDA, Revenue Bonds, 10.00% (ETM), 5/15/2019                                         $   7,469,771
      500,000     Pennsylvania State IDA, EDRBs, 5.50% (AMBAC INS), 7/1/2013                                                 545,190
    1,000,000     Philadelphia, PA, IDA, (Series B), 5.25% (FSA INS), 10/1/2010                                            1,047,920
    2,000,000     Philadelphia, PA, IDA, (Series B), 5.25% (FSA INS)/(Original Issue Yield: 5.45%), 10/1/2030              2,107,560
    1,000,000     Philadelphia, PA, IDA, Revenue Bonds, 5.25% (Please Touch Museum), 9/1/2026                              1,061,420
    1,500,000     Philadelphia, PA Redevelopment Authority, Revenue Bonds, 5.00% (FGIC LOC ), 4/15/2027                    1,577,685
    3,000,000     Pittsburgh, PA Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds (Series             3,125,730
                  1999), 5.25% (AMBAC INS), 2/1/2017
                  TOTAL DEVELOPMENT                                                                                    $  16,935,276
                  EDUCATION-3.8%
    1,655,000     Berks County, PA Vocational Technical School Authority, Revenue Bond (Series 2005), 5.00% (Berks         1,773,002
                  Career & Technology Center)/(MBIA Insurance Corp. INS), 6/1/2014
    1,070,000     Charleroi, PA Area School District, (Series C), 5.75% (United States Government PRF 10/1/2009 @          1,124,741
                  100)/ (FGIC INS)/(Original Issue Yield: 5.90%), 10/1/2014
       30,000     Charleroi, PA Area School District, (Series C), 6.00% (FGIC INS)/(Original Issue Yield: 6.046%),            31,610
                  10/1/2017
    1,300,000     Charleroi, PA Area School District, (Series C), 6.00% (United States Government PRF 10/1/2009 @          1,374,672
                  100)/ (FGIC INS)/(Original Issue Yield: 6.046%), 10/1/2017
    1,000,000     York County, PA School Technology Authority, Lease Revenue Bonds, 5.50% (FGIC INS), 2/15/2021            1,078,640
                  TOTAL EDUCATION                                                                                      $   5,382,665
                  FACILITIES--3.9%
    2,410,000     Pennsylvania Convention Center Authority, Revenue Bonds, 6.00% (FGIC INS)/(Original Issue Yield:         2,853,416
                  6.80%), 9/1/2019
    2,500,000     Pittsburgh, PA Public Parking Authority, Revenue Bonds (Series A), 5.00% (FGIC INS), 12/1/2025           2,647,125
                  TOTAL FACILITIES                                                                                     $   5,500,541
                  GENERAL--4.7%
    3,095,000     Westmoreland County, PA Municipal Authority, Revenue Bonds, 5.25% (State and Local Government PRF        3,406,078
                  8/15/2015 @ 100), 8/15/2025
    3,000,000     Westmoreland County, PA Municipal Authority, Revenue Bonds, 5.25% (State and Local Government PRF        3,301,530
                  8/15/2015 @ 100)/(FSA INS), 8/15/2027
                  TOTAL GENERAL                                                                                        $   6,707,608
                  GENERAL OBLIGATION--8.0%
    1,185,000     Adams County, PA, GO UT Refunding Notes, 5.30% (United States Government PRF 5/15/2011 @                 1,256,349
                  100)/(FGIC INS)/(Original Issue Yield: 5.42%), 11/15/2019
    1,000,000     Allegheny County, PA, GO, (Series C-52), 5.25% (United States Government PRF 5/1/2011 @ 100)/            1,057,760
                  (FGIC INS)/(Original Issue Yield: 5.50%), 11/1/2021
    1,000,000     Butler County, PA IDA, GO UT, 6.00% (FGIC INS)/(Original Issue Yield: 6.00%), 7/15/2011                  1,090,020
    3,090,000     Delaware County, PA, GO UT, 5.00%, 10/1/2016                                                             3,330,711
    1,000,000     Lancaster County, PA, (Series A), 5.60% (United States Government PRF 5/1/2010 @ 100)/ (FGIC             1,055,890
                  INS)/(Original Issue Yield: 5.65%), 5/1/2012
    1,215,000     Mercer County, PA, GO UT, 5.50% (FGIC INS), 10/1/2019                                                    1,299,017
    1,155,000     Mercer County, PA, GO UT, 5.50% (FGIC INS), 10/1/2018                                                    1,234,868
    1,000,000     Philadelphia, PA, GO UT, 5.25% (FSA INS), 9/15/2015                                                      1,051,290
                  TOTAL GENERAL OBLIGATION                                                                             $  11,375,905
                  HEALTH CARE-16.7%
      275,000     Bucks County, PA IDA, Revenue Bonds (Series A), 5.30% (Ann's Choice, Inc.)/(Original Issue Yield:    $     282,023
                  5.45%), 1/1/2014
      240,000     Bucks County, PA IDA, Revenue Bonds (Series A), 5.40% (Ann's Choice, Inc.)/(Original Issue Yield:          247,241
                  5.55%), 1/1/2015
    1,000,000     Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue            1,075,500
                  Yield: 6.12%), 10/1/2027
      320,000     Bucks County, PA IDA, Revenue Bonds (Series A), 5.20% (Ann's Choice, Inc.)/(Original Issue Yield:          325,357
                  5.30%), 1/1/2013
    1,985,000     Chester County, PA HEFA, Refunding Revenue Bonds, 5.625% (Chester County Hospital, PA)/(MBIA             2,007,450
                  Insurance Corp. INS)/(Original Issue Yield: 5.85%), 7/1/2009
    1,675,000     Chester County, PA HEFA, Refunding Revenue Bonds, 5.625% (Chester County Hospital, PA)/(MBIA             1,693,944
                  Insurance Corp. INS)/(Original Issue Yield: 5.90%), 7/1/2010
    2,000,000     Chester County, PA HEFA, Revenue Bonds (Series B), 5.375% (Jefferson Health System)/(Original            2,046,860
                  Issue Yield: 5.63%), 5/15/2027
    1,200,000     Delaware County, PA Authority, Dunwoody Village, 6.25% (Original Issue Yield: 6.45%), 4/1/2030           1,282,248
    1,160,000     Lancaster County, PA Hospital Authority, Revenue Bonds, 5.00% (Masonic Homes), 11/1/2021                 1,207,618
    3,000,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.25% (United         3,303,180
                  States Government PRF 12/1/2009 @ 102)/ (Original Issue Yield: 7.40%), 12/1/2019
    1,275,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Refunding Bonds,             1,301,877
                  5.50% (Holy Redeemer Health Care)/(AMBAC INS), 10/1/2008
    1,850,000     Montgomery County, PA IDA, Revenue Bonds, 5.25% (Adult Communities Total Services,                       1,890,386
                  Inc.)/(Original Issue Yield: 5.48%), 11/15/2028
    1,500,000     Montgomery County, PA IDA, Revenue Bonds, 6.125% (Whitemarsh Continuing Care Retirement                  1,581,840
                  Community)/(Original Issue Yield: 6.25%), 2/1/2028
    2,685,000     Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds (Series A),            2,873,192
                  5.00%, (Wissahickon Hospice Healthcare), 8/15/2014
      520,000     Philadelphia, PA, IDA, Refunding Revenue Bonds, 4.75% (Simpson House)/(Original Issue Yield:               516,760
                  4.84%), (8/15/2008
    2,000,000     Scranton-Lackawanna, PA Health & Welfare Authority, Refunding Revenue Bonds, 5.625% (Mercy Health        2,042,640
                  Care Systems)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 1/1/2016
                  TOTAL HEALTH CARE                                                                                    $  23,678,116
                  HIGHER EDUCATION--19.0%
    2,250,000     Chester County, PA HEFA, Revenue Bonds, 5.625% (Immaculata College)/(Radian Asset Assurance INS),        2,344,950
                  10/15/2027
    3,170,000     Delaware County, PA Authority, Revenue Bonds, 4.50% (Eastern University)/(Radian Asset Assurance         3,092,715
                  LOC)/(Original Issue Yield: 4.57%), 10/1/2027
    1,420,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series FF1),          1,519,954
                  5.00% (Dickinson College)/(CIFG INS), 5/1/2019
    1,490,000     Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series FF1),          1,591,692
                  5.00% (Dickinson College)/(CIFG INS), 5/1/2020
    1,940,000     Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.50% (St.            2,084,782
                  Joseph's University)/(Radian Asset Assurance INS), 12/15/2015
    1,345,000     Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.00%                 1,423,575
                  (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 3.65%), 12/1/2013
    2,000,000     Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.25%                 2,198,640
                  (University of Pennsylvania), 9/1/2015
    2,600,000     Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.60% (Radian         2,663,700
                  Asset Assurance INS)/(Gwynedd-Mercy College), 11/1/2022
      550,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (York College of            582,334
                  Pennsylvania)/(FGIC INS), 11/1/2020
    1,000,000     Pennsylvania State University, Refunding Revenue Bonds, 5.25%, 8/15/2016                                 1,104,400
    1,335,000     Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2017                                            1,434,351
    1,280,000     Philadelphia, PA Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC                  1,366,221
                  INS)/(Community College of Philadelphia), 5/1/2014
    1,350,000     Philadelphia, PA Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC                  1,443,960
                  INS)/(Community College of Philadelphia), 5/1/2015
    1,790,000     State Public School Building Authority, PA, Revenue Bonds, 5.00% (Montgomery County, PA Community        1,898,474
                  College)/(AMBAC INS), 5/1/2021
    1,000,000     Swarthmore Boro Authority PA, Refunding Revenue Bonds, 5.25% (Swarthmore College)/(Original Issue        1,067,260
                  Yield: 4.65%), 9/15/2020
    1,000,000     Union County, PA Higher Educational Facilities Financing Authority, (Series A) Refunding Revenue         1,073,030
                  Bonds, 5.25% (Bucknell University), 4/1/2020
                  TOTAL HIGHER EDUCATION                                                                               $  26,890,038
                  POLLUTION-3.5%
      750,000     Bucks County, PA IDA, Environmental Improvement Revenue Bonds (Series 1995)/(USX Corp.), 5.40%,            798,068
                  11/1/2017
    4,000,000     Lancaster County, PA Solid Waste Management, (Series B), 5.375% (State and Local Government PRF          4,159,880
                  12/15/2008 @ 101)/(AMBAC LOC),  2/15/2015
                  TOTAL POLLUTION                                                                                      $   4,957,948
                  SCHOOL DISTRICT-14.6%
    1,210,000     Belle Vernon, PA, Area School District, GO UT, 6.00% (United States Treasury PRF 4/1/2009 @              1,266,979
                  100)/(FGIC INS)/(Original Issue Yield: 6.09%), 4/1/2021
    2,000,000     Cumberland Valley, PA School District, GO UT, 5.00% (Original Issue Yield: 3.69%), 11/15/2016            2,158,860
    1,275,000     Eastern York, PA School District, GO UT Bonds (Series A), 5.00% (FSA LOC), 9/1/2024                      1,360,451
    2,650,000     Hempfield, PA School District, GO UT, (Series B), 5.00% (FGIC INS), 10/15/2018                           2,833,089
    1,765,000     North Allegheny, PA School District, GO UT, 5.50% (FGIC INS), 11/1/2010                                  1,871,059
    2,500,000     Perkiomen Valley School District, PA, GO UT, 5.00% (State and Local Government PRF 4/1/2013 @            2,668,375
                  100)/(FSA INS), 4/1/2028
    3,185,000     Pittsburgh, PA School District, GO UT Bonds (Series B), 4.375% (AMBAC LOC)/(Original Issue Yield:        3,155,953
                  4.49%), 9/1/2026
    3,535,000     Tredyffrin-Easttown, PA School District, GO UT Refunding Bonds, 5.00%, 2/15/2015                         3,811,932
    1,515,000     West Chester, PA Area School District, GO UT Bonds, 5.00% (State and Local Government PRF                1,602,612
                  4/15/2012 @ 100)/(State Aid Withholding GTD), 4/15/2016
                  TOTAL SCHOOL DISTRICT                                                                                $  20,729,310
                  TRANSPORTATION--10.2%
    2,500,000     Allegheny County, PA Port Authority, Refunding Revenue Bonds, 6.00% (United States Government PRF        2,636,575
                  3/1/2009 @ 101)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.125%), 3/1/2024
    1,500,000     Delaware River Joint Toll Bridge Commission, Revenue Bonds - Refunding Bonds/Notes, Highway              1,592,925
                  Imps., 5.25%, 7/1/2018
    1,135,000     Delaware River Joint Toll Bridge Commission, Revenue Bonds - Refunding Bonds/Notes, Highway              1,227,559
                  Imps., 5.25%, (United States Government PRF 7/1/2013 @ 100) 7/1/2018
    5,500,000     Pennsylvania State Turnpike Commission, (Series S), 5.625% (FGIC INS), 6/1/2013                          5,936,205
    2,355,000     Scranton, PA Parking Authority, Refunding Revenue Bonds, 5.00% (FGIC INS), 9/15/2033                     2,465,591
      500,000     Southeastern, PA Transportation Authority, (Series A) Revenue Bonds, 5.25% (FGIC INS), 3/1/2013            518,895
                  TOTAL TRANSPORTATION                                                                                 $  14,377,750
                  WATER--0.7%
    1,000,000     Philadelphia, PA Water & Wastewater System, (Series A), 5.00% (AMBAC INS)/(Original Issue Yield:     $   1,025,620
                  5.25%), 8/1/2013
                  TOTAL PENNSYLVANIA                                                                                   $ 137,560,777
                  PUERTO RICO--1.9%
                  POWER--1.9%
    2,500,000     Puerto Rico Electric Power Authority, Revenue Bonds (Series PP), 5.00% (FGIC INS), 7/1/2022          $   2,656,525
                  TOTAL MUNICIPAL BONDS                                                                                $ 140,217,302
                  (IDENTIFIED COST $136,416,151)
                  TOTAL INVESTMENTS --- 99.0%                                                                          $ 140,217,302
                  (IDENTIFIED COST $136,416,151)2
                  OTHER ASSETS AND LIABILITIES --- NET --- 1.0%                                                        $   1,484,443
                  TOTAL NET ASSETS --- 100%                                                                            $ 141,701,745

1 At January 31, 2007, the Fund held no securities subject to the federal alternative minimum tax.

2 At January 31, 2007, the cost of investments for federal tax purposes was $136,294,850. The net unrealized appreciation of investments for federal tax purposes was $3,922,452. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,394,201 and net unrealized depreciation from investments for those securities having an excess of cost over value of $471,749.

    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}future contracts and options are generally valued at market values established by the exchanges on which they are traded at the closing of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the options as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 CIFG --CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee EDRBs --Economic Development Revenue Bonds
 ETM   --Escrowed to Maturity
 FGIC  --Financial Guaranty Insurance Corporation
 FSA   --Financial Security Assurance
 GO    --General Obligation
 GTD   --Guaranteed
 HEFA  --Health and Education Facilities Authority
 IDA   --Industrial Development Authority
 INS   --Insured
 LOC   --Letter of Credit
 PRF   --Prerefunded
 UT    --Unlimited Tax








MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                1 SHORT-TERM MUNICIPALS--101.1%
                  PENNSYLVANIA--101.1%
  $ 1,000,000     Allegheny County Sanitation Authority, Revenue Bonds, 6.00% Bonds (MBIA Insurance Corp. INS)/(PRF     $  1,039,119
                  12/1/2007@102), 12/1/2019
    1,500,000     Allegheny County, PA, HDA, (Series A), 6.00% Bonds (MBIA Insurance Corp. LOC)/(PRF                       1,520,931
                  9/1/2007@100), 9/1/2010
    1,000,000     Allegheny County, PA, Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie           1,000,000
                  Mellon University)/(Landesbank Hessen-Thueringen (GTD) SA), 3.690%, 2/1/2007
    1,300,000     Allegheny County, PA, IDA, Refunding Revenue Bonds, 3.85% TOBs (PNC Bank, N.A. LOC) 7/1/2007             1,300,000
    1,200,000     Allentown, PA ,Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/                     1,200,000
                  (Wachovia Bank N.A. LOC), 3.690%, 2/1/2007
    1,000,000     Beaver County, PA IDA, Refunding Revenue Bond Weekly VRDNs (Atlantic Richfield-GTD)/(BP PLC GTD),        1,000,000
                  3.490%, 2/7/2007
      900,000     Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (SHV Real Estate, Inc.)/(ABN AMRO Bank NV, New           900,000
                  York LOC), 3.650%, 2/7/2007
      200,000     Chester County, PA, IDA, (Series of 2001) Daily VRDNs (Archdiocese of Philadelphia)/                       200,000
                  (Wachovia Bank N.A. LOC), 3.690%, 2/1/2007
      860,000     Cumberland County, PA, Municipal Authority, (Series 2003-B) Weekly VRDNs (Presbyterian Homes,              860,000
                  Inc.)/(KBC Bank N.V. LOC), 3.610%, 2/1/2007
    1,000,000     Delaware County, PA ,IDA, Refunding Revenue Bonds Daily VRDNs (United Parcel Services-GTD) 3.690%,       1,000,000
                  2/1/2007
    1,000,000     Delaware Valley, PA, Regional Finance Authority Weekly VRDNs (National Australia Bank LOC),              1,000,000
                  3.520%, 2/7/2007
      800,000     Delaware Valley, PA, Regional Finance Authority Weekly VRDNs (National Australia Bank LOC),                800,000
                  3.520%, 2/7/2007
    1,285,000     Erie County, PA ,Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)                1,285,000
                  /(AMBAC INS)/(National City Bank SPA), 3.690%, 2/1/2007
      410,000     Mercer County, PA ,IDA, Revenue Bonds Weekly VRDNs (Solar Atmospheres of Western PA)/(Fleet                410,000
                  National Bank LOC), 3.500%, 2/7/2007
    1,460,000     Montgomery County, PA ,IDA, 3.52% CP (BNP Paribas LOC), Mandatory Tender 2/12/2007                       1,460,000
    1,000,000     Pennsylvania State Turnpike Commission, (Series Q of 1998) Daily VRDNs (West Deutsche Landesbank         1,000,000
                  Gironzentrale, LIQ/Bayerische Landesbank, LIQ/Landesbank Baden Wurttemburgh, LIQ), 3.690%,
                  2/1/2007
      600,000     Pennsylvania State University, (Series 2002) Weekly VRDNs (West Deutsche Landesbank LIQ), 3.610%,          600,000
                  2/1/2007
    1,000,000     Philadelphia, PA, Authority for Industrial Development Daily VRDNs (Newcourtland Elder                   1,000,000
                  Services)/(PNC Bank, N.A. LOC), 3.690%, 2/1/2007
    1,000,000     Philadelphia, PA, Authority for Industrial Development, Revenue Bonds Daily VRDNs (Fox Chase             1,000,000
                  Cancer Center)/(Morgan Guaranty Trust Co., London LOC), 3.720%, 2/1/2007
    1,400,000     Philadelphia, PA, Gas Works, (Series A-2) Weekly VRDNs (Bank of Nova Scotia and JPMorgan Chase           1,400,000
                  Bank, N.A. LOCs), 3.670%, 2/1/2007
    1,000,000     Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily VRDNs          1,000,000
                  (Children's Hospital of Philadelphia)/(Bank of America N.A. LOC), 3.720%, 2/1/2007
      335,000     Philadelphia, PA, Water & Wastewater System, (Series B) Weekly VRDNs (KBC Bank N.V. LIQ)/(AMBAC            335,000
                  LOC), 3.500%, 2/7/2007
    1,000,000     Southeastern, PA, Transportation Authority, Revenue Bonds (Series A), 5.00% Bonds (FGIC LOC),            1,001,195
                  3/1/2007
      600,000     University of Pittsburgh, (Series 2000A) Weekly VRDNs (GO of University LOC), 3.470%, 2/7/2007             600,000
                  TOTAL INVESTMENTS-101.1%                                                                              $ 22,911,245
                   (AT AMORTIZED COST)2
                  OTHER ASSETS AND LIABILITIES-NET-(1.1%)                                                               $  (252,242)
                  TOTAL NET ASSETS-100%                                                                                 $ 22,659,003

     Securities that are subject to the federal alternative minimum tax (AMT) represent 1.8% of the portfolio as calculated based on total market value.

   1 Current rate and next reset date shown for Variable Rate Demand Notes. 2 Also represents cost for federal tax purposes.


Note:        The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 CP    --Commercial Paper
 FGIC  --Financial Guaranty Insurance Company
 GO    --General Obligation
 GTD   --Guaranteed
 HDA   --Hospital Development Authority
 IDA   --Industrial Development Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 PRF   --Pre-refunded
 SA    --Support Agreement
 TOBs  --Tender Option Bonds
 VRDNs --Variable Rate Demand Notes







MTB PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

    PRINCIPAL      DESCRIPTION                                                                                                 VALUE
    AMOUNT
                 1 COMMERCIAL PAPER --74.8%
                   ASSET-BACKED-22.4%
  $ 10,000,000     CAFCO LLC, 5.245%, 2/1/2007                                                                         $  10,000,000
    13,000,000     Ciesco, Inc., 5.250%, 3/9/2007                                                                         12,931,750
    13,200,000 2,3 CRC Funding LLC, 5.250%, 3/12/2007                                                                     13,124,925
     4,000,000     Falcon Asset Securitization Company LLC, 5.260%, 2/14/2007                                              3,992,402
    15,000,000     FCAR Auto Loan Trust, (A1/P1 Series), 5.220%, 4/16/2007                                                14,839,050
    13,000,000     Sigma Finance, Inc., 5.210%, 6/25/2007                                                                 12,729,080
                   TOTAL ASSET-BACKED                                                                                  $  67,617,207
                   AUTOMOBILES--4.9%
     8,000,000     American Honda Finance Corp., 5.220%, 2/5/2007                                                          7,995,360
     7,000,000     Toyota Motor Credit Corp., 5.100%, 7/19/2007                                                            6,833,400
                   TOTAL AUTOMOBILES                                                                                   $  14,828,760
                   COMMERCIAL BANKS--4.6%
    14,000,000     Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 5.200%, 5/7/2007               13,807,889
                   CONSUMER FINANCE--7.6%
    13,000,000     American General Finance Corp., 5.200%, 3/2/2007                                                       12,945,544
    10,000,000     HSBC Finance Corp., 5.220%, 2/26/2007                                                                   9,963,750
                   TOTAL CONSUMER FINANCE                                                                              $  22,909,294
                   DIVERSIFIED FINANCIAL SERVICES-8.7%
    14,000,000     Citigroup Funding, Inc., 5.160%, 6/12/2007                                                             13,737,127
    13,000,000     General Electric Capital Services, 5.230%, 3/27/2007                                                   12,898,015
                   TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                $  26,635,142
                   FINANCIAL SERVICES--4.6%
    14,000,000     Dexia Delaware LLC, 5.230%, 2/8/2007                                                                   13,985,763
                   FOOD AND BEVERAGES--4.3%
    13,000,000     Nestle Capital Corp., 5.190%, 2/22/2007                                                                12,960,642
                   INSURANCE--9.1%
    14,000,000     AIG Funding, Inc., 5.230%, 2/12/2007                                                                   13,977,627
    14,000,000     Prudential Funding LLC, 5.120%, 7/23/2007                                                              13,657,529
                   TOTAL INSURANCE                                                                                     $  27,635,156
                   OIL & GAS  PRODUCTS--4.3%
    13,000,000     Chevron Funding Corp., 5.220%, 2/6/2007                                                                12,990,575
                   PERSONAL CREDIT CARD-4.3%
    13,000,000     American Express Credit Corp., 5.240%, 2/21/2007                                                       12,962,156
                   TOTAL COMMERCIAL PAPER                                                                              $ 226,332,584
                 4 NOTES - VARIABLE -18.8%
                   BANKING-4.6%
    14,000,000     Credit Suisse, Zurich, 5.360%, 4/24/2007                                                               14,000,599
                   CAPITAL MARKETS-3.3%
    10,000,000     Morgan Stanley, 5.300%, 2/1/2007                                                                       10,000,000
                   COMMERCIAL BANKS-4.4%
    13,500,000     Wells Fargo Bank, N.A., 5.260%, 2/19/2007                                                              13,500,000
                   COMPUTERS & PERIPHERALS-2.5%
     7,500,000     IBM Corp., 5.363%, 3/28/2007                                                                            7,501,447
                   DIVERSIFIED FINANCIAL SERVICES-4.0%
    12,000,000     CIT Group, Inc., 5.440%, 2/24/2007                                                                     12,006,233
                   TOTAL NOTES - VARIABLE                                                                              $  57,008,279
                   REPURCHASE AGREEMENT-6.6%
    19,881,000     Interest in $19,881,000 repurchase agreement 4.800%, dated 1/31/2007 under which State Street       $  19,881,000
                   Corp. will repurchase a U.S. Treasury security with a maturity of 9/30/2008 for $19,883,651 on
                   2/1/2007.  The market value of the underlying security at the end of the period was $20,280,919.
                   TOTAL INVESTMENTS --- 100.2%                                                                        $ 303,221,863
                   (AT AMORTIZED COST)5
                   OTHER ASSETS AND LIABILITIES --- NET --- (0.2)%                                                     $   (563,998)
                   TOTAL NET ASSETS --- 100%                                                                           $ 302,657,865

1    Discount at time of purchase.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, this restricted security amounted to $13,124,925, which represented 4.3% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At January 31, 2007, this liquid restricted security amounted to $13,124,925, which represented 4.3% of total net assets.

4    Floating rate note with current rate and next reset date shown.

5    Also represents cost for federal tax purposes.


    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

    INVESTMENT VALUATION
    The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

    The following acronym is used throughout this portfolio:

 GTD --Guaranteed






MTB SHORT DURATION GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

    PRINCIPAL         DESCRIPTION                                                                    VALUE
    AMOUNT OR SHARES
                      COLLATERALIZED MORTGAGE OBLIGATIONS--64.8%
                      FEDERAL HOME LOAN MORTGAGE CORPORATION-18.7%
  $        5,107,630  (Series 2617-GW), 3.500%, 6/15/2016                                    $   4,977,500
           3,977,809  (Series 2677-LM), 4.000%, 4/15/2013                                        3,931,917
           3,440,840  (Series R001-AE), 4.375%, 4/15/2015                                        3,348,114
           5,000,000  (Series 3081-CB), 5.000%, 5/15/2021                                        4,878,457
           5,000,000  (Series 3074-BG), 5.000%, 9/15/2033                                        4,899,957
           7,538,862  (Series 3062-LU), 5.500%, 12/1/2035                                        7,516,129
           3,952,622  (Series 3047-OA), 5.500%, 9/15/2022                                        3,951,306
             480,306  (Series 1604-I), 6.000%, 11/15/2008                                          480,959
             341,365  (Series 1618-J), 6.000%, 11/15/2008                                          341,517
             126,935  (Series 1625-H), 6.000%, 12/15/2008                                          127,179
             599,948  (Series 1638-E), 6.250%, 4/15/2023                                           600,942
                      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                           $  35,053,977
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION-17.1%
           4,352,768  (Series 2003-84-PW), 3.000%, 6/25/2022                                     4,277,878
           2,620,819  (Series 2003-83-PB), 3.500%, 9/25/2016                                     2,564,587
           2,993,933  (Series 2004-70-BC), 4.500%, 1/25/2016                                     2,949,439
          12,910,279  (Series 2004-55-LA), 4.500%, 6/25/2021                                    12,441,399
           2,000,000  (Series 2002-94-MC), 5.000%, 8/25/2015                                     1,984,145
           3,729,350  (Series 2004-100-HA), 5.000%, 1/25/2023                                    3,705,933
           4,037,438  (Series 2001-45-VE), 6.000%, 2/25/2020                                     4,028,849
              94,377  (Series 1992-43-E), 7.500%, 4/25/2022                                         95,646
                      TOTAL                                                                  $  32,047,876
                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--29.0%
             371,720  (Series 2003-7-ON), 4.000%, 1/16/2028                                        368,302
             429,813  (Series 2003-4-DV), 4.000%, 8/20/2028                                        428,628
           3,954,366  (Series 0370C-MW), 4.000%, 7/20/2033                                       3,870,753
           1,361,890  (Series 2004-26-HJ), 4.000%, 6/16/2027                                     1,335,678
             453,836  (Series 0386D-BJ), 4.250%, 7/20/2027                                         449,567
           3,655,409  (Series 2004-62-PA), 4.500%, 6/20/2028                                     3,603,552
           1,745,820  (Series 2003-101-BE), 4.500%, 2/20/2029                                    1,713,521
           4,296,785  (Series 2004-65-PA), 4.500%, 9/20/2032                                     4,204,376
           4,468,320  (Series 0476B-VE), 5.000%, 9/17/2015                                       4,378,888
           6,069,668  (Series 0520-VA), 5.000%, 6/16/2016                                        5,909,015
           3,984,898  (Series 2004-38-NA), 5.000%, 12/20/2027                                    3,964,666
           8,183,113  (Series 2005-44-PC), 5.000%, 12/20/2033                                    8,000,770
           8,445,510  (Series 2003-10-PV), 5.500%, 1/20/2014                                     8,465,889
           3,631,829  (Series 0454A-LA), 5.500%, 9/20/2025                                       3,624,475
           3,925,525  (Series 2004-39-XF), 5.570%, 10/16/33                                      3,918,024
                      TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                         $  54,236,104
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                              $ 121,337,957
                      (IDENTIFIED COST $123,404,268)
                      GOVERNMENT AGENCIES--22.7%
                      FEDERAL AGRICULTURAL MORTGAGE ASSOCIATION-2.6%
           5,000,000  4.625%, 10/12/2010                                                         4,905,839
                      FEDERAL FARM CREDIT SYSTEM-4.2%
           3,000,000  3.900%, 6/16/2008                                                          2,945,866
           5,000,000  5.120%, 2/5/2007                                                           4,997,156
                      TOTAL FEDERAL FARM CREDIT SYSTEM                                       $   7,943,022
                      FEDERAL HOME LOAN BANK SYSTEM-5.9%
           3,000,000  4.375%, 11/21/2008                                                         2,980,160
           5,000,000  4.540%, 8/1/2007                                                           4,979,790
           3,000,000  5.120%, 2/14/2007                                                          2,994,453
                      TOTAL FEDERAL HOME LOAN BANK SYSTEM                                    $  10,954,403
                      FEDERAL HOME LOAN MORTGAGE CORPORATION-10.0%
           7,000,000  3.100%, 5/27/2008                                                          6,811,328
          11,775,000  6.250%, 3/5/2012                                                          11,801,236
                      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                           $  18,612,564
                      TOTAL GOVERNMENT AGENCIES                                              $  42,415,828
                      (IDENTIFIED COST $42,732,332)
                      MORTGAGE BACKED SECURITIES--3.9%
                      FEDERAL HOME LOAN MORTGAGE CORPORATION--3.7%
           6,999,141  3.500%, 1/1/2009                                                           6,785,303
             153,877  9.000%, 4/1/2016                                                             154,977
                      TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                           $   6,940,280
                      FEDERAL NATIONAL MORTGAGE ASSOCIATION-0.1%
             122,854  9.000%, 6/1/2022                                                             128,529
                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.1%
              80,171  8.000%, 5/15/2008                                                             80,236
              13,856  8.500%, 2/15/2017                                                             14,370
              63,386  8.500%, 7/15/2021                                                             66,670
              14,082  8.500%, 7/15/2021                                                             14,794
              22,681  8.500%, 1/15/2023                                                             23,785
                      TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                         $     199,855
                      TOTAL MORTGAGE BACKED SECURITIES                                       $   7,268,664
                      (IDENTIFIED COST $7,558,932)
                      U.S. TREASURY--7.4%
                      U.S. TREASURY NOTES--7.4%
           5,000,000  4.250%, 8/15/2013                                                          4,849,219
           4,000,000  4.875%, 5/15/2009                                                          3,998,125
           5,000,000  5.125%, 6/30/2008                                                          5,008,594
                      TOTAL U.S. TREASURY                                                    $  13,855,938
                      (IDENTIFIED COST $13,880,638)
                      MUTUAL FUND--0.8%
           1,447,857  SSgA Money Market Fund (7 Day Net Yield 5.00%) (AT NET ASSET VALUE)    $   1,447,857
                      TOTAL INVESTMENTS --- 99.6%                                            $ 186,326,244
                      (IDENTIFIED COST $189,024,027)1
                      OTHER ASSETS AND LIABILITIES --- NET --- 0.4%                          $     820,463
                      TOTAL NET ASSETS --- 100%                                              $ 187,146,706


1 At January 31, 2007, the cost of investments for federal tax purposes was $189,057,678. The net unrealized depreciation of investments for federal tax purposes was $2,731,434. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,627 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,776,061.

    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.









MTB SHORT TERM CORPORATE BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL         DESCRIPTION   VALUE
  AMOUNT OR SHARES

                  ADJUSTABLE RATE MORTGAGES--0.0%
                  THRIFTS & MORTGAGE FINANCE--0.0%
  $        79     FNMA ARM 399251, 7.065%, 9/01/2027 (IDENTIFIED COST $79)                                              $         79
                  COLLATERALIZED MORTGAGE OBLIGATIONS--5.4%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--1.2%
      335,923     (Series 2628C), Class QH, 4.00%, 12/15/2021                                                                332,678
      387,787     (Series 1920), Class H, 7.00%, 1/15/2012                                                                   395,487
                     TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                            728,165
                  WHOLE LOAN CMO--4.2%
    2,000,000 1,2 Capital Auto Receivables Asset Trust 2006-SN1A, Class A3, 5.31%, 10/20/2009                              1,997,827
      565,288     Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, 4.75%, 11/25/2018                           551,590
                     TOTAL WHOLE LOAN CMO                                                                                  2,549,417
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                             3,277,582
                     (IDENTIFIED COST $3,327,080)
                3 COMMERCIAL PAPER--2.3%
      700,000     Countrywide Financial Corp., CP, 5.280%, 2/16/2007                                                         698,460
      700,000     Falcon Asset Securitization Corp., 5.260%, 2/20/2007                                                       698,057
                     TOTAL COMMERCIAL PAPER                                                                                1,396,517
                     (AT AMORTIZED COST)
                  CORPORATE BONDS-79.2%
                  AEROSPACE & DEFENSE-3.3%
    1,000,000 1,2 BAE Systems Holdings, Inc., 4.75%, 8/15/2010                                                               975,188
    1,000,000     Raytheon Co., Note, 6.75%, 8/15/2007                                                                     1,006,750
                     TOTAL AEROSPACE & DEFENSE                                                                             1,981,938
                  AIR FREIGHT & LOGISTICS--1.6%
    1,000,000     FedEx Corp., Unsecd. Note, 3.50%, 4/1/2009                                                                 963,227
                  AUTOMOBILES--2.6%
    1,000,000     DaimlerChrysler North America Holding Corp., Note, 4.75%, 1/15/2008                                        992,736
      600,000     DaimlerChrysler North America Holding Corp., (Series MTND), 5.833%, 9/10/2007                              601,359
                     TOTAL AUTOMOBILES                                                                                     1,594,095
                  BANKS-5.4%
    1,000,000     Bank of New York, Note, 3.90%, 9/1/2007                                                                    993,061
      240,000     BankBoston Capital Trust III, Company Guarantee, 6.11%, 6/15/2027                                          240,694
    1,000,000     Mellon Funding Corp., Company Guarantee, 4.875%, 6/15/2007                                                 998,198
    1,000,000     PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                                           1,053,099
                     TOTAL BANKS                                                                                           3,285,052
                  BANKS - REGIONAL-1.6%
    1,000,000     National City Bank, Indiana, Note, 3.30%, 5/15/2007                                                        994,768
                  CABLE -- T.V.-1.7%
    1,000,000     Continental Cablevision, Deb., 9.00%, 9/1/2008                                                           1,053,060
                  CAPITAL MARKETS-9.7%
    1,000,000     Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009                                                   960,463
    1,000,000     Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008                                          1,014,756
    1,000,000     Goldman Sachs Group, Inc., 3.875%, 1/15/2009                                                               974,670
    1,000,000     Lehman Brothers Holdings, Inc., Note, 4.00%, 1/22/2008                                                     988,472
    1,000,000     Merrill Lynch & Co Inc., 4.125%, 1/15/2009                                                                 979,951
    1,000,000     Morgan Stanley, Note, 4.00%, 1/15/2010                                                                     966,163
                     TOTAL CAPITAL MARKETS                                                                                 5,884,475
                  COMMERCIAL BANKS-10.0%
    1,000,000     Citicorp, Sub. Note, 7.25%, 9/1/2008                                                                     1,029,019
    1,000,000     SunTrust Banks, Inc., Sr. Note, 6.25%, 6/1/2008                                                          1,010,339
    1,000,000     U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007                                                                   999,345
    1,000,000     Wachovia Corp., Sub. Note, 6.15%, 3/15/2009                                                              1,016,172
    1,000,000     Wachovia Corp., Sub. Note, 6.25%, 8/4/2008                                                               1,011,981
    1,000,000     Wells Fargo & Co., Sr. Note, 5.125%, 2/15/2007                                                             999,951
                     TOTAL COMMERCIAL BANKS                                                                                6,066,807
                  CONSUMER FINANCE--6.4%
    1,000,000     American General Finance Corp., Note, (Series MTNH), 2.75%, 6/15/2008                                      966,599
    1,000,000     Household Finance Corp., Unsecd. Note, 4.125%, 11/16/2009                                                  971,602
    1,000,000     John Deere Capital Corp., Note, 3.90%, 1/15/2008                                                           986,644
    1,000,000     SLM Corp., Note, (Series MTN), 3.625%, 3/17/2008                                                           980,804
                     TOTAL CONSUMER FINANCE                                                                                3,905,649
                  DIVERSIFIED FINANCIAL SERVICES-3.3%
    1,000,000     General Electric Capital Corp., Note, 3.50%, 5/1/2008                                                      978,198
    1,000,000     J.P. Morgan Chase & Co., Sub. Note, 6.75%, 8/15/2008                                                     1,022,064
                     TOTAL DIVERSIFIED FINANCIAL SERVICES                                                                  2,000,262
                  DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
      500,000     SBC Communications, Inc., Unsecd. Note, 4.125%, 9/15/2009                                                  485,807
                  ELECTRIC UTILITIES--3.3%
    1,000,000     Carolina Power & Light Co., Sr. Note, 5.95%, 3/1/2009                                                    1,012,830
    1,000,000     Southern Co., Bond, 5.30%, 2/1/2007                                                                        999,825
                     TOTAL ELECTRIC UTILITIES                                                                              2,012,655
                  FINANCE COMMERCIAL-1.6%
    1,000,000     Caterpillar Financial Services Corp., Unsecd. Note, (Series F), 4.50%, 9/1/2008                            986,876
                  FINANCE -- LEASING CO.-1.0%
      550,000     Boeing Capital Corp., 7.375%, 9/27/2010                                                                    588,316
                  FINANCE -- MTG LOAN/BANKER-1.6%
    1,000,000     Residential Capital Corp., Note, 6.125%, 11/21/2008                                                      1,004,962
                  FOOD PRODUCTS--1.7%
    1,000,000     Kraft Foods, Inc., 5.625%, 11/1/2011                                                                     1,008,583
                  HOTELS, RESTAURANTS & LEISURE--1.7%
    1,000,000     Tricon Global Restaurants, Inc., Sr. Note, 7.65%, 5/15/2008                                              1,027,165
                  MEDIA-3.3%
    1,000,000     Time Warner, Inc., Floating Rate Note, 5.606%, 11/13/2009                                                1,001,413
    1,000,000     Walt Disney Co., 5.375%, 6/1/2007                                                                          999,976
                     TOTAL MEDIA                                                                                           2,001,389
                  MULTI-UTILITIES--2.5%
      500,000     CenterPoint Energy, Inc., Sr. Note, (Series B), 7.25%, 9/1/2010                                            528,417
    1,000,000     Dominion Resources, Inc., Note, 4.125%, 2/15/2008                                                          986,633
                     TOTAL MULTI-UTILITIES                                                                                 1,515,050
                  MULTILINE RETAIL--1.6%
    1,000,000     Target Corp., 3.375%, 3/1/2008                                                                             980,551
                  OIL, GAS & CONSUMABLE FUELS--2.5%
      500,000     Anadarko Petroleum Corp., Floating Rate Note, 5.76%, 9/15/2009                                             501,889
    1,000,000     Ocean Energy, Inc., Company Guarantee, 4.375%, 10/1/2007                                                   992,832
                     TOTAL OIL, GAS & CONSUMABLE FUELS
                  OIL EXPLORATION & PRODUCTION-1.2%
      750,000     Pemex Project Funding Master, Company Guarantee, (Series WI), 8.85%, 9/15/2007                             763,406
                  PHARMACEUTICALS--1.7%
    1,000,000     Abbott Laboratories, Note, 5.60%, 5/15/2011                                                              1,012,244
                  REAL ESTATE INVESTMENT TRUSTS--0.5%
      300,000     iStar Financial, Inc., 6.00%, 12/15/2010                                                                   305,172
                  ROAD & RAIL-5.6%
    1,000,000     Burlington Northern Santa Fe Corp., Note, 7.875%, 4/15/2007                                              1,004,415
    1,000,000     Burlington Resources Finance, Company Guarantee, 6.68%, 2/15/2011                                        1,048,439
      350,000     Norfolk Southern Corp., Sr. Note, 7.35%, 5/15/2007                                                         351,808
    1,000,000     Union Pacific Corp., Note, 3.875%, 2/15/2009                                                               970,951
                     TOTAL ROAD & RAIL                                                                                     3,375,613
                  UTILITIES -  ELECTRIC-3.0%
      750,000     Nisource Fin Corp., GTD, Note, 7.875%, 11/15/2010                                                          809,755
    1,000,000     PPL Electric Utilities Corp., 5.875%, 8/15/2007                                                          1,002,520
                     TOTAL UTILITIES -  ELECTRIC                                                                           1,812,275
                     TOTAL CORPORATE BONDS                                                                                48,104,118
                     (IDENTIFIED COST $48,362,159)
                  GOVERNMENT AGENCIES--5.1%
                  DIVERSIFIED FINANCIAL SERVICES--1.8%
    1,075,000     Federal Home Loan Bank System, 5.375%, 8/19/2011                                                         1,088,330
                  THRIFTS & MORTGAGE FINANCE--3.3%
    2,000,000     Federal Home Loan Mortgage Corp., Note, 5.125%, 7/15/2012                                                2,004,666
                     TOTAL GOVERNMENT AGENCIES                                                                             3,092,996
                     (IDENTIFIED COST $3,058,604)
                4 NOTES - VARIABLE --3.3%
                  AEROSPACE & DEFENSE--1.6%
    1,000,000     United Technologies Corp. Note, 5.439%, 3/1/2007                                                         1,000,620
                  DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
    1,000,000     AT&T Inc. Note, 5.464%, 2/15/2007                                                                        1,001,105
                     TOTAL NOTES - VARIABLE                                                                                2,001,725
                     (IDENTIFIED COST $2,000,000)
                  U.S. TREASURY--1.9%
                  U.S. TREASURY NOTES--1.9%
      200,000     3.375%, 2/15/2008                                                                                          196,656
      150,000     3.625%, 1/15/2010                                                                                          145,055
       50,000     4.00%, 3/15/2010                                                                                            48,820
      440,000     4.00%, 4/15/2010                                                                                           429,412
      195,000     5.125%, 5/15/2016                                                                                          199,296
      115,780     TIPS (Series A-2011), 3.500% 1/15/2011                                                                     120,646
                     TOTAL U.S. TREASURY                                                                                   1,139,885
                     (IDENTIFIED COST $1,152,156)
                  MUTUAL FUND-0.0%
          207     SSgA Money Market Fund (7 Day Net Yield 5.00%) (AT NET ASSET VALUE)                                            207
                  REPURCHASE AGREEMENT--1.7%
  $ 1,033,845     Interest in $1,033,845 repurchase agreement 5.26%, dated 1/31/2007 under which Credit Suisse First       1,033,845
                  Boston LLC will repurchase a U.S. Government Agency security maturing on 4/4/2007 for $1,033,996 on 2/1/2007.  The market value of the underlying security at the end of the period was $1,055,415.
                  (AT COST)
                     TOTAL INVESTMENTS -98.9%                                                                             60,046,954
                     (IDENTIFIED COST $60,330,647)5
                     OTHER ASSETS AND LIABILITIES -NET-1.1%                                                                  681,266
                     TOTAL NET ASSETS -100%                                                                             $ 60,728,220

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $2,973,015, which represented 4.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2007, these liquid restricted securities amounted to $2,973,015, which represented 4.9% of total net assets.

3    Discount rate at time of purchase.

4    Current rate and next reset date shown for Variable Rate Demand Notes.

5 At January 31, 2007, the cost of investments for federal tax purposes was $60,330,647. The net unrealized depreciation of investments for federal tax purposes was $283,693. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $134,150 and net unrealized depreciation from investments for those securities having an excess of cost over value of $417,843.


Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


The following acronyms are used throughout this portfolio:

 ARM  --Adjust Rate Mortgage
 CP   --Commercial Paper
 FNMA --Federal National Mortgage Association
 GTD  --Guaranteed
 MTN  --Medium Term Note








MTB SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  SHARES  DESCRIPTION   VALUE

               COMMON STOCKS--97.9%
               AEROSPACE & DEFENSE--1.7%
    46,000   1 AAR Corp.                                                                 $   1,370,340
    42,000   1 Teledyne Technologies, Inc.                                                   1,602,300
                  TOTAL AEROSPACE & DEFENSE                                              $   2,972,640
               AIR FREIGHT & LOGISTICS--1.5%
    39,700   1 Hub Group, Inc.                                                               1,185,442
    44,000     Pacer International, Inc.                                                     1,371,040
                  TOTAL AIR FREIGHT & LOGISTICS                                          $   2,556,482
               AIRLINES--1.4%
    22,000   1 Alaska Air Group, Inc.                                                          942,700
    78,000   1 Republic Airways Holdings, Inc.                                               1,491,360
                  TOTAL AIRLINES                                                         $   2,434,060
               AUTO COMPONENTS--1.3%
    51,500   1 Goodyear Tire & Rubber Co.                                                    1,271,535
   104,400   1 SORL Auto Parts, Inc.                                                           927,072
                  TOTAL AUTO COMPONENTS                                                  $   2,198,607
               AUTOMOBILES--0.6%
    25,000     Thor Industries, Inc.                                                     $   1,056,500
               BEVERAGES--0.7%
    36,000   1 The Boston Beer Co., Inc., Class  A                                       $   1,265,400
               BIOTECHNOLOGY--5.1%
    79,000   1 Alkermes, Inc.                                                                1,178,680
    57,200   1 Array BioPharma, Inc.                                                           787,072
    39,000   1 BioMarin Pharmaceutical, Inc.                                                   738,660
   488,542     Calypte Biomedical Corp., Warrants                                                3,005
    71,000   1 Cubist Pharmaceuticals, Inc.                                                  1,306,400
     9,000   1 Digene Corp.                                                                    463,050
   150,000     Halozyme Therapeutics, Inc., Warrants                                           836,029
    57,500   1 Mannkind Corp.                                                                  952,200
    49,000   1 Martek Biosciences Corp.                                                      1,142,190
   109,000   1 Medarex, Inc.                                                                 1,468,230
                  TOTAL BIOTECHNOLOGY                                                    $   8,875,516
               CAPITAL MARKETS--2.8%
    10,000   1 Affiliated Managers Group                                                     1,114,000
    25,000   1 Investment Technology Group, Inc.                                             1,090,000
    50,000     Oppenheimer Holdings, Inc.                                                    1,795,000
    32,500   1 Penson Worldwide, Inc.                                                          871,000
                  TOTAL CAPITAL MARKETS                                                  $   4,870,000
               CHEMICALS--1.3%
    67,000   1 Hercules, Inc.                                                                1,313,870
    77,500   1 Landec Corp.                                                                    949,375
                  TOTAL CHEMICALS                                                        $   2,263,245
               COMMERCIAL BANKS--1.4%
    17,000     City National Corp.                                                           1,222,810
    51,500     Colonial BancGroup, Inc.                                                      1,263,810
                  TOTAL COMMERCIAL BANKS                                                 $   2,486,620
               COMMERCIAL SERVICES & SUPPLIES--7.4%
    20,000     Administaff, Inc.                                                               818,800
   113,900     CECO Environmental Corp.                                                      1,570,681
    34,000   1 CRA International, Inc.                                                       1,833,280
    25,600   1 Clean Harbors, Inc.                                                           1,373,184
    21,000   1 Consolidated Graphics, Inc.                                                   1,302,000
    44,000     Healthcare Services Group, Inc.                                               1,272,480
    62,000     Knoll, Inc.                                                                   1,363,380
    53,000   1 Korn/Ferry International                                                      1,265,640
    21,500   1 Standard Parking Corp.                                                          818,720
    43,000     Waste Holdings, Inc.                                                          1,271,510
                  TOTAL COMMERCIAL SERVICES & SUPPLIES                                   $  12,889,675
               COMMUNICATIONS EQUIPMENT--3.2%
    55,000   1 CommScope, Inc.                                                               1,777,050
    34,600   1 Comtech Telecommunications Corp.                                              1,245,600
    62,000   1 EMS Technologies, Inc.                                                        1,284,640
    59,000     Inter-Tel, Inc.                                                               1,335,170
                  TOTAL COMMUNICATIONS EQUIPMENT                                         $   5,642,460
               COMPUTERS & PERIPHERALS--1.8%
    45,000     Logitech International SA                                                     1,313,100
    87,000     On Track Innovations Ltd., Warrants                                              47,412
    83,000   1 Xyratex Ltd.                                                                  1,741,340
                  TOTAL COMPUTERS & PERIPHERALS                                          $   3,101,852
               CONSTRUCTION & ENGINEERING--1.2%
    17,000     Chicago Bridge & Iron Co., N.V.                                                 505,240
    14,500   1 Emcor Group, Inc.                                                               832,590
    15,900   1 Foster Wheeler Ltd.                                                             850,173
                  TOTAL CONSTRUCTION & ENGINEERING                                       $   2,188,003
               CONSTRUCTION MATERIALS--0.4%
    33,000   1 Headwaters, Inc.                                                          $     749,760
               DIVERSIFIED CONSUMER SERVICES--0.8%
    30,000   1 Steiner Leisure Ltd.                                                      $   1,402,800
               DIVERSIFIED FINANCIAL SERVICES-3.0%
     4,000   1 InterContinentalExchange, Inc.                                                  522,200
    18,000     International Securities Exchange Holdings, Inc.                                745,740
    50,300     iShares Russell 2000 Growth Index Fund                                        4,035,066
                  TOTAL DIVERSIFIED FINANCIAL SERVICES                                   $   5,303,006
               DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
    63,000     CT Communications, Inc.                                                   $   1,539,090
               ELECTRICAL EQUIPMENT--1.8%
    24,000     Acuity Brands, Inc.                                                           1,392,240
    39,000   1 General Cable Corp.                                                           1,682,070
                  TOTAL ELECTRICAL EQUIPMENT                                             $   3,074,310
               ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
    46,500   1 Benchmark Electronics, Inc.                                                   1,053,225
    38,000   1 Coherent, Inc.                                                                1,168,500
    34,275   1 RadiSys Corp.                                                                   576,163
                  TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               $   2,797,888
               ENERGY EQUIPMENT & SERVICES--4.2%
    24,500   1 Bristow Group, Inc.                                                             915,075
     7,800   1 Core Laboratories NV                                                            642,720
    18,000     ENSCO International, Inc.                                                       915,660
    74,000   1 Matrix Services Co.                                                           1,363,080
    43,700   1 NATCO Group, Inc., Class A                                                    1,519,012
    36,000   1 Todco, Class A                                                                1,246,680
    15,000   1 W-H Energy Services, Inc.                                                       680,700
                  TOTAL ENERGY EQUIPMENT & SERVICES                                      $   7,282,927
               FOOD & STAPLES RETAILING--0.7%
    29,000     Longs Drug Stores Corp.                                                   $   1,247,000
               FOOD PRODUCTS--0.6%
    34,208     Imperial Sugar Co.                                                        $   1,065,579
               GAS UTILITIES--0.7%
    27,000     New Jersey Resources Corp.                                                $   1,258,200
               HEALTH CARE EQUIPMENT & SUPPLIES--4.3%
    43,000   1 AngioDynamics, Inc.                                                           1,135,200
    59,000   1 Cytyc Corp.                                                                   1,706,280
    39,000   1 Hologic, Inc.                                                                 2,166,450
    12,000   1 Intuitive Surgical, Inc.                                                      1,180,920
    52,000     STERIS Corp.                                                                  1,343,680
                  TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 $   7,532,530
               HEALTH CARE PROVIDERS & SERVICES--3.5%
    29,000   1 Magellan Health Services, Inc.                                                1,183,490
    25,500   1 Pediatrix Medical Group                                                       1,339,770
    62,700   1 Psychiatric Solutions, Inc.                                                   2,441,538
    28,000   1 Sierra Health Services, Inc.                                                  1,125,600
                  TOTAL HEALTH CARE PROVIDERS & SERVICES                                 $   6,090,398
               HEALTH CARE TECHNOLOGY--1.0%
    40,000   1 Cerner Corp.                                                              $   1,797,200
               HOTELS, RESTAURANTS & LEISURE--2.8%
    82,000     CKE Restaurants, Inc.                                                         1,621,140
   113,500   1 Interstate Hotels & Resorts, Inc.                                               835,360
    29,500   1 Penn National Gaming, Inc.                                                    1,292,690
    42,000   1 Shuffle Master, Inc.                                                          1,117,620
                  TOTAL HOTELS, RESTAURANTS & LEISURE                                    $   4,866,810
               HOUSEHOLD DURABLES--2.5%
    35,000     Brookfield Homes Corp.                                                        1,270,850
    49,000   1 Jarden Corp.                                                                  1,796,830
     2,000   1 NVR, Inc.                                                                     1,385,040
                  TOTAL HOUSEHOLD DURABLES                                               $   4,452,720
               IT SERVICES--3.1%
    13,000   1 Cognizant Technology Solutions Corp.                                          1,108,770
    97,000   1 Lightbridge, Inc.                                                             1,556,850
    84,000   1 Sykes Enterprises, Inc.                                                       1,227,240
    38,000   1 Verifone Holdings, Inc.                                                       1,518,860
                  TOTAL IT SERVICES                                                      $   5,411,720
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--1.0%
    71,500     Companhia Paranaense de Energia-Copel, ADR                                      868,725
   125,000   1 Dynegy, Inc.                                                                    881,250
                  TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                     $   1,749,975
               INSURANCE--2.6%
    50,400     HCC Insurance Holdings, Inc.                                                  1,573,992
    27,000   1 Navigators Group, Inc.                                                        1,290,330
    54,200     Platinum Underwriters Holdings Ltd.                                           1,617,870
                  TOTAL INSURANCE                                                        $   4,482,192
               INTERNET SOFTWARE & SERVICES--0.9%
    90,000   1 LoopNet, Inc.                                                             $   1,508,400
               LEISURE EQUIPMENT & PRODUCTS--0.5%
    36,000   1 MarineMax, Inc.                                                           $     869,760
               LIFE SCIENCES TOOLS & SERVICES--0.3%
   101,600   1 Harvard Bioscience, Inc.                                                  $     538,480
               MACHINERY--4.6%
    23,000     Freightcar America, Inc.                                                      1,336,530
    22,000     Graco, Inc.                                                                     896,940
    16,000     Harsco Corp.                                                                  1,374,080
    35,500     Joy Global, Inc.                                                              1,649,685
    37,000     Mueller Industries, Inc.                                                      1,205,090
    47,500     Wabtec Corp.                                                                  1,520,950
                  TOTAL MACHINERY                                                        $   7,983,275
               MARINE--0.8%
    49,000     Horizon Lines, Inc., Class A                                              $   1,457,750
               MEDIA--0.5%
    32,000   1 RCN Corp.                                                                 $     950,080
               METALS & MINING--0.6%
    19,400     Chaparral Steel Co.                                                       $     994,832
               MULTILINE RETAIL--0.5%
    47,500   1 Saks, Inc.                                                                $     891,100
               OIL, GAS & CONSUMABLE FUELS--1.8%
    20,000   1 Denbury Resources, Inc.                                                         554,000
    31,000     Frontier Oil Corp.                                                              880,710
    16,000     Holly Corp.                                                                     843,040
    23,000   1 Southwestern Energy Co.                                                         884,580
                  TOTAL OIL, GAS & CONSUMABLE FUELS                                      $   3,162,330
               PAPER & FOREST PRODUCTS--0.7%
    38,000     Neenah Paper, Inc.                                                        $   1,296,940
               PHARMACEUTICALS--3.1%
   148,500   1 Adolor Corp.                                                                  1,038,015
    25,000     Medicis Pharmaceutical Corp., Class A                                           948,250
    68,500   1 Penwest Pharmaceuticals Co.                                                     975,440
    50,800     Perrigo Co.                                                                     877,824
    90,000   1 Pozen, Inc.                                                                   1,521,900
                  TOTAL PHARMACEUTICALS                                                  $   5,361,429
               REAL ESTATE INVESTMENT TRUSTS--0.6%
    37,000   1 CapitalSource Inc.                                                        $   1,028,230
               SEMICONDUCTORS EQUIPMENT & PRODUCTS--3.5%
   137,500   1 ASE Test Ltd.                                                                 1,513,875
    47,500   1 Atheros Communications                                                        1,128,600
   207,500   1 Chipmos Technologies (Bermuda) Ltd.                                           1,502,300
    28,500   1 Diodes, Inc.                                                                  1,045,095
    24,000   1 Tessera Technologies, Inc.                                                      917,760
                  TOTAL SEMICONDUCTORS EQUIPMENT & PRODUCTS                              $   6,107,630
               SOFTWARE--3.4%
    27,000   1 Ansys, Inc.                                                                   1,347,030
    89,400   1 Captaris, Inc.                                                                  787,614
    35,000   1 Kronos, Inc.                                                                  1,330,000
   103,500   1 Opsware, Inc.                                                                   828,000
    75,800   1 Red Hat, Inc.                                                                 1,722,934
                  TOTAL SOFTWARE                                                         $   6,015,578
               SPECIALTY RETAIL--3.3%
    29,000   1 Aeropostale, Inc.                                                             1,042,260
    27,800   1 Casual Male Retail Group, Inc.                                                  346,944
    12,000   1 GameStop Corp.                                                                  641,160
    25,000     Group 1 Automotive, Inc.                                                      1,325,000
    21,500     Mens Wearhouse, Inc.                                                            923,210
    18,400     Reitmans Ltd.                                                                   359,619
    53,500   1 United Retail Group, Inc.                                                       699,780
    29,200   1 West Marine, Inc.                                                               508,664
                  TOTAL SPECIALTY RETAIL                                                 $   5,846,637
               TEXTILES APPAREL & LUXURY GOODS--2.5%
    27,000     Phillips Van Heusen Corp.                                                     1,489,050
    40,500   1 Skechers USA, Inc., Class A                                                   1,435,320
    45,000     Wolverine World Wide, Inc.                                                    1,384,650
                  TOTAL TEXTILES APPAREL & LUXURY GOODS                                  $   4,309,020
               THRIFTS & MORTGAGE FINANCE--1.3%
    25,000     PFF Bancorp, Inc.                                                               846,750
    24,000     Radian Group, Inc.                                                            1,445,280
                  TOTAL THRIFTS & MORTGAGE FINANCE                                       $   2,292,030
               TRADING COMPANIES & DISTRIBUTORS--0.7%
    21,200   1 WESCO International, Inc.                                                 $   1,287,264
               TRANSPORTATION INFRASTRUCTURE--0.7%
    35,000     Macquarie Infrastructure Co. Trust                                        $   1,283,450
               WIRELESS TELECOMMUNICATION SERVICES--0.7%
    36,000   1 Crown Castle International Corp.                                          $   1,265,760
                  TOTAL COMMON STOCKS                                                    $ 171,355,140
                  (IDENTIFIED COST $155,412,516)
               MUTUAL FUNDS--2.2%
 3,926,106   2  MTB Prime Money Market Fund, Corporate Shares (7 Day Net Yield 4.98%)        3,926,106
       677     SSgA Money Market Fund (7 Day Net Yield 5.00%)                            $         677
                  TOTAL MUTUAL FUNDS                                                     $   3,926,783
                  (AT NET ASSET VALUE)
                  TOTAL INVESTMENTS-100.1%                                               $ 175,281,923
                  (IDENTIFIED COST $159,339,299)3
                  OTHER ASSETS AND LIABILITIES -NET -(0.1)%                                  (262,099)
                  TOTAL NET ASSETS -100%                                                 $ 175,019,824

1    Non-income producing security.

2    Affiliated company.

3 At January 31, 2007, the cost of investments for federal tax purposes was $159,339,299. The net unrealized appreciation of investments for federal tax purposes was $15,942,624. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,869,733 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,927,109.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value ("NAV");

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt
 SA  --Support Agreement





MTB SMALL CAP STOCK FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)


  SHARES         DESCRIPTION                                                                                 VALUE
                 COMMON STOCKS-97.1%
                 AEROSPACE & DEFENSE-1.6%
     24,606    1 BE Aerospace, Inc.                                                          $             732,767
    118,500    1 DHB Industries, Inc.                                                                      402,900
     17,368    1 Ladish Co., Inc.                                                                          706,878
                 TOTAL AEROSPACE & DEFENSE                                                   $           1,842,545
                 AIR FREIGHT & LOGISTICS-0.7%
     15,400      Ryder Systems,  Inc.                                                                      839,916
                 AUTO COMPONENTS-1.6%
     24,300      American Axle & Manufacturing Holdings, Inc.                                              504,954
     50,366    1 Amerigon, Inc.                                                                            549,997
     29,000      ArvinMeritor, Inc.                                                                        558,250
      4,800      BorgWarner, Inc.                                                                          328,992
                 TOTAL AUTO COMPONENTS                                                       $           1,942,193
                 BANKS-1.5%
     18,500      Chemical Financial Corp.                                                                  551,300
     27,900      Irwin Financial Corp.                                                                     609,057
     30,400      National Penn Bancshares, Inc.                                                            571,520
                 TOTAL BANKS                                                                 $           1,731,877
                 BIOTECHNOLOGY ---1.2%
     51,527    1 Keryx Biopharmaceuticals, Inc.                                                            587,923
     32,437    1 Nektar Therapeutics                                                                       411,950
     11,310    1 Theravance, Inc.                                                                          388,159
                 TOTAL BIOTECHNOLOGY                                                         $           1,388,032
                 BUILDING PRODUCTS-1.0%
      5,700      Ameron, Inc.                                                                              459,819
     15,500    1 Griffon Corp                                                                              399,280
      6,700      Universal Forest Products, Inc.                                                           327,630
                 TOTAL BUILDING PRODUCTS                                                     $           1,186,729
                 CAPACITORS-0.3%
     47,100      Kemet Corp.                                                                               355,134
                 CAPITAL MARKETS-2.0%
      9,453    1 Affiliated Managers Group, Inc.                                                         1,053,064
      8,209    1 GFI Group, Inc.                                                                           525,212
     10,461      Greenhill & Co., Inc.                                                                     783,843
                 TOTAL CAPITAL MARKETS                                                       $           2,362,119
                 CHEMICALS-2.5%
     16,300      Fuller (H B) Co.                                                                          421,681
     13,500      Georgia Gulf Corp.                                                                        280,935
     15,200      Lubrizol Corp.                                                                            783,104
     29,500      Olin Corp.                                                                                496,780
      4,000    1 OM Group, Inc.                                                                            195,440
     32,800      Sensient Technologies Corp.                                                               809,504
                 TOTAL CHEMICALS                                                             $           2,987,444
                 COMMERCIAL BANKS-4.9%
     11,492      Citizens Banking Corp., Michigan                                                          281,681
     13,200      City Holding Co.                                                                          529,320
     10,876      Community Bancorp Nev.                                                                    364,020
     13,600      First Charter Corp.                                                                       327,080
     13,400      Greater Bay Bancorp                                                                       374,396
     13,200      Independent Bank Corp. Michigan                                                           291,324
     31,900      NBT Bancorp, Inc.                                                                         791,120
     42,700      Old National Bancorp                                                                      800,198
      8,400      Provident Bankshares Corp.                                                                297,696
     26,279    1 Signature Bank, New York, NY                                                              870,098
      8,000      United Bancshares, Inc. W VA                                                              292,160
     18,800      WESBANCO, Inc.                                                                            597,840
                 TOTAL COMMERCIAL BANKS                                                      $           5,816,933
                 COMMERCIAL SERVICES & SUPPLIES-7.0%
     23,849    1 American Reprograhics Co.                                                                 746,951
     12,488      Corporate Executive Board Co.                                                           1,133,036
      9,823    1 CoStar Group, Inc.                                                                        466,298
     13,531      ExlService Holdings, Inc.                                                                 334,486
     10,278    1 Huron Consulting Group, Inc.                                                              532,914
     48,500      Ikon Office Solutions, Inc.                                                               722,650
     25,431    1 Kenexa Corp.                                                                              928,231
     29,473    1 PeopleSupport, Inc.                                                                       702,931
      5,619      Strayer Education, Inc.                                                                   639,274
         37,865                              Teletech Holdings, Inc.                                     1,020,462
     23,300      Tennant Co.                                                                               720,436
      5,126    1 Vertrue, Inc.                                                                             238,308
                 TOTAL COMMERCIAL SERVICES & SUPPLIES                                        $           8,185,977
                 COMMUNICATIONS EQUIPMENT-1.8%
      8,700      Black Box Corp.                                                                           357,396
     17,632      Comtech Group, Inc.                                                                       290,223
     44,886    1 CommScope, Inc.                                                                         1,450,267
                 TOTAL COMMUNICATIONS EQUIPMENT                                              $           2,097,886
                 COMPUTERS & INTERGRATED SYSTEMS-0.3%
     35,550    1 Brocade Communications Systems, Inc.                                                      305,019
                 COMPUTERS & PERIPHERALS-1.4%
     22,000    1 Palm, Inc.                                                                                304,260
    174,900    1 Quantum Corp.                                                                             435,501
     87,237    1 SimpleTech, Inc.                                                                          954,373
                 TOTAL COMPUTERS & PERIPHERALS                                               $           1,694,134
                 CONSULTING SERVICES-0.9%
     15,100      Advisory Board Co.                                                                        850,281
     12,138      Perficient ,Inc.                                                                          253,806
                 TOTAL CONSULTING SERVICES                                                   $           1,104,087
                 CONSUMER FINANCE-0.7%
     16,900      Advanta Corp., Class B                                                                    784,329
                 DIVERSIFIED CONSUMER SERVICES---1.0%
     13,728    1 DeVry, Inc.                                                                               386,580
      9,757    1 ITT Educational Services, Inc.                                                            757,143
                 TOTAL DIVERSIFIED CONSUMER SERVICES                                         $           1,143,723
                 DIVERSIFIED FINANCIAL SERVICES-1.8%
      9,376      International Securities Exchange, Inc.                                                   388,448
     21,050      iShares Russell 2000 Growth Index Fund                                                  1,688,631
                 TOTAL DIVERSIFIED FINANCIAL SERVICES                                        $           2,077,079
                 DIVERSIFIED TELECOMMUNICATION SERVICES---1.2%
     21,605    1 CBeyond, Inc.                                                                             642,101
     34,659    1 Cogent Communications Group, Inc.                                                         727,839
                 TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                $           1,369,940
                 ELECTRIC UTILITIES-0.5%
      3,266      UIL Holdings Corp.                                                                        126,753
     12,900      UniSource Energy Corp.                                                                    484,008
                 TOTAL ELECTRIC UTILITIES                                                    $             610,761
                 ELECTRICAL EQUIPMENT-1.0%
     11,500      Smith A O Corp.                                                                           441,025
     17,700      Woodward Governor Co.                                                                     740,568
                 TOTAL ELECTRICAL EQUIPMENT                                                  $           1,181,593
                 ELECTRONIC EQUIPMENT & INSTRUMENTS-1.2%
    115,500    1 Conexant Systems, Inc.                                                                    214,830
     38,300      CTS Corporation                                                                           593,650
     52,400      Methode Electronics, Inc., Class A                                                        576,924
                 TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                    $           1,385,404
                 ENERGY EQUIPMENT & SERVICES-0.8%
      8,424    1 Hercules Offshore, Inc.                                                                   222,730
     26,399    1 Metretek Technologies, Inc.                                                               343,187
      7,781    1 W-H Energy Services, Inc.                                                                 353,102
                 TOTAL ENERGY EQUIPMENT & SERVICES                                           $             919,019
                 ENGINEERING-0.3%
     22,650    1 Stanley, Inc.                                                                             366,477
                 FINANCE-COMMERICIAL-0.2%
     14,550      Newstar Financial, Inc.                                                                   280,378
                 FINANCE-INVESTMENT BANKER-0.4%
     13,571      Evercore Partners, Inc.                                                                   459,921
                 FOOD & STAPLES RETAILING-1.4%
     15,100    1 BJ's Wholesale Club, Inc.                                                                 461,154
     15,500      Nash Finch Co.                                                                            447,640
     27,700      Ruddick Corp.                                                                             770,060
                 TOTAL FOOD & STAPLES RETAILING                                              $           1,678,854
                 FOOD PRODUCTS-0.2%
     16,900      Chiquita Brands International                                                             268,203
                 GAS UTILITIES-0.8%
      9,700      NICOR, Inc.                                                                               441,350
     11,900      ONEOK, Inc.                                                                               510,629
                 TOTAL GAS UTILITIES                                                         $             951,979
                 HEALTH CARE EQUIPMENT & SUPPLIES--- 1.9%
     47,677    1 Conceptus, Inc.                                                                         1,105,630
      6,900    1 Hologic, Inc.                                                                             383,295
     59,609    1 Quidel Corp.                                                                              810,086
                 TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                      $           2,299,011
                 HEALTH CARE PROVIDERS & SERVICES-3.6%
     29,400    1 Apria Healthcare Group, Inc.                                                              816,438
     12,300    1 Kindred Healthcare, Inc.                                                                  353,010
     20,327    1 Providence Service Corp.                                                                  447,194
     34,646    1 Psychiatric Solutions, Inc.                                                             1,349,115
     41,768    1 Radiation Therapy Services, Inc.                                                        1,240,092
                 TOTAL HEALTH CARE PROVIDERS & SERVICES                                      $           4,205,849
                 HEALTH CARE TECHNOLOGY---1.1%
     16,230    1 AllScripts Healthcare Solutions, Inc.                                                     496,638
     30,718    1 Phase Forward, Inc.                                                                       415,922
     11,034    1 Vital Images, Inc.                                                                        370,191
                 TOTAL HEALTH CARE TECHNOLOGY                                                $           1,282,751
                 HOTELS, RESTAURANTS & LEISURE- 1.5%
     12,000      Landry's Seafood Restaurants, Inc.                                                        359,400
     39,889    1 Pinnacle Entertainment, Inc.                                                            1,377,367
                 TOTAL HOTELS, RESTAURANTS & LEISURE                                         $           1,736,767
                 HOUSEHOLD DURABLES-1.8%
     18,900      American Greetings Corp., Class A                                                         453,978
     22,100      Furniture Brands International, Inc.                                                      368,407
      2,400      M/I Schottenstein Homes, Inc.                                                              86,592
      8,700      Ryland Group, Inc.                                                                        488,766
     31,400      Tupperware Corp.                                                                          732,562
                 TOTAL HOUSEHOLD DURABLES                                                    $           2,130,305
                 IT SERVICES-1.0%
     13,200    1 Ciber, Inc.                                                                                90,816
     13,074    1 VeriFone Holdings, Inc.                                                                   522,568
     27,378    1 Vocus, Inc.                                                                               510,600
                 TOTAL IT SERVICES                                                           $           1,123,984
                 IMPORT/EXPORT-0.2%
     34,873      Castle Brands, Inc.                                                                       217,259
                 INSURANCE-3.9%
     26,500      Commerce Group, Inc.                                                                      799,770
     21,700      Harleysville Group, Inc.                                                                  737,800
     38,300      Horace Mann Educators Corp.                                                               759,489
      5,100      LandAmerica Financial Group, Inc.                                                         321,606
     19,900      Ohio Casualty Corp.                                                                       587,846
     13,700      Presidential Life Corp.                                                                   297,701
     11,300      StanCorp Financial Group, Inc.                                                            540,705
         11,100                              Zenith National Insurance Corp.                               507,270
                 TOTAL INSURANCE                                                             $           4,552,187
                 INTERNET SOFTWARE & SERVICES---1.2%
     27,253    1 DealerTrack Holdings, Inc.                                                                755,453
      7,994    1 Equinix, Inc.                                                                             672,056
                 TOTAL INTERNET SOFTWARE & SERVICES                                          $           1,427,509
                 LEISURE & RECREATION PRODUCT-0.3%
     32,900      K2, Inc.                                                                                  397,432
                 MACHINERY-3.0%
     24,200      Albany International Corp., Class A                                                       821,348
      6,700      Cascade Corp.                                                                             359,924
     32,748    1 ESCO Technologies, Inc.                                                                 1,564,372
     14,200      Mueller Industries, Inc.                                                                  462,494
     12,500      Timken Co.                                                                                357,625
                 TOTAL MACHINERY                                                             $           3,565,763
                 MEDIA-1.6%
     61,000      Journal Communications, Inc.                                                              821,670
     31,000      Sinclair Broadcast Group, Inc.                                                            364,870
     28,347    1 Time Warner, Inc.                                                                         659,918
                 TOTAL MEDIA                                                                 $           1,846,458
                 MEDICAL-0.7%
     15,301      Lifecell Corp.                                                                            365,847
     30,647      Obagi Medical Products, Inc.                                                              411,589
                 TOTAL MEDICAL                                                               $             777,436
                 METALS & MINING-1.2%
     12,400      Quanex Corp.                                                                              485,956
     14,000      Steel Dynamics, Inc.                                                                      548,940
     20,900      Steel Technologies, Inc.                                                                  387,695
                 TOTAL METALS & MINING                                                       $           1,422,591
                 MULTI-UTILITIES & UNREGULATED POWER-0.2%
     10,700      Avista Corp.                                                                              269,105
                 NETWORKING PRODUCTS-0.4%
     36,600    1 Aeroflex, Inc.                                                                            437,736
                 OIL EXPLORATION & PRODUCTION-0.6%
      6,550      Arena Res, Inc.                                                                           279,095
     20,630      Parallel Petroleum Corp.                                                                  405,792
                 TOTAL OIL EXPLORATION & PRODUCTION                                          $             684,887
                 OIL-FIELD SERVICES ---0.8%
     37,141    1 Dresser-Rand Group, Inc.                                                                  964,180
                 OIL, GAS & CONSUMABLE FUELS-2.1%
     16,127    1 ATP Oil & Gas Corp.                                                                       670,561
     10,559      Berry Petroleum Co.                                                                       327,751
      8,200      Holly Corp                                                                                432,058
      8,200    1 Stone Energy Corp.                                                                        278,718
      5,600    1 Swift Energy Co.                                                                          248,304
      6,100      Tesoro Petroleum Corp.                                                                    502,579
                 TOTAL OIL, GAS & CONSUMABLE FUELS                                           $           2,459,971
                 PAPER & FOREST PRODUCTS-1.2%
     30,000    1 Buckeye Technologies, Inc.                                                                359,100
     20,200      Rock Tenn Co.                                                                             660,944
     16,600      Schweitzer-Mauduit International, Inc.                                                    403,214
                 TOTAL PAPER & FOREST PRODUCTS                                               $           1,423,258
                 PHARMACEUTICALS-2.8%
     43,320    1 Adams Respiratory Therapeutics, Inc.                                                    1,942,902
      8,700      Alpharma, Inc., Class A                                                                   239,685
     15,294    1 Noven Pharmaceuticals, Inc.                                                               418,444
    100,505    1 Santarus, Inc.                                                                            699,515
                 TOTAL PHARMACEUTICALS                                                       $           3,300,546
                 REAL ESTATE-3.8%
     55,000      Anthracite Cap, Inc.                                                                      751,850
     24,900      HRPT Properties Trust                                                                     324,198
     19,500      Innkeepers USA Trust                                                                      319,605
     20,600      LTC Properties, Inc.                                                                      580,920
     56,300      Luminent Mortgage Capital, Inc.                                                           521,338
     10,200      Novastar Financial, Inc.                                                                  216,648
     26,900      One Liberty Properties, Inc.                                                              650,980
      6,300      PS Business Parks, Inc.                                                                   473,823
     16,300      RAIT Investment Trust                                                                     609,457
                 TOTAL REAL ESTATE                                                           $           4,448,819
                 RETAIL-FOOD-1.2%
     14,351      BJs Restaurants, Inc.                                                                     292,760
         10,206                              Chipotle Mexican Grill, Inc.                                  606,440
     18,400      Ruby Tuesday, Inc.                                                                        526,424
                 TOTAL RETAIL-FOOD                                                           $           1,425,624
                 ROAD & RAIL-0.8%
     17,700      Arkansas Best Corp.                                                                       676,494
     15,400    1 U.S. Express Enterprises, Inc.                                                            284,438
                 TOTAL ROAD & RAIL                                                           $             960,932
                 RUBBER & PLASTICS-0.3%
     19,000      Myers Industries, Inc.                                                                    327,180
                 SCHOOL-0.4%
     18,002      Capella Education Co.                                                                     511,617
                 SEMICONDUCTOR EQUIPMENT & PRODUCTS-3.9%
     70,003    1 Anadigics, Inc.                                                                           625,827
     43,200    1 Axcelis Technologies, Inc.                                                                278,208
     72,600    1 Asyst Technologies, Inc.                                                                  471,174
     50,400    1 LTX Corp.                                                                                 266,112
     19,800    1 Photronics, Inc.                                                                          329,868
     59,600    1 RF Micro Devices, Inc.                                                                    460,112
     86,900    1 Skyworks Solutions, Inc.                                                                  570,933
     10,700      Tessera Technologies, Inc.                                                                409,168
     22,650      Varian Semi Equipment Association, Inc.                                                   932,047
     20,600    1 Zoran Corp.                                                                               287,782
                 TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                    $           4,631,231
                 SOFTWARE-5.0%
     35,680    1 Blackboard, Inc.                                                                        1,041,856
     23,206    1 Concur Technologies, Inc.                                                                 349,250
     31,250      Double Take Software                                                                      395,000
     40,691      Innerworkings, Inc.                                                                       522,879
     17,300    1 Mentor Graphics Corp.                                                                     321,780
    106,726    1 Nuance Communications, Inc.                                                             1,229,484
     57,488    1 Opsware, Inc.                                                                             459,904
      6,450      Syntel, Inc.                                                                              212,076
     19,830    1 THQ, Inc.                                                                                 600,849
     23,262      Transaction System Architects, Inc.                                                       840,921
                 TOTAL SOFTWARE                                                              $           5,973,999
                 SPECIALTY RETAIL-4.3%
      9,700      Barnes & Nobles, Inc.                                                                     377,621
     28,500      Cato Corp., Class A                                                                       643,245
     15,483    1 Citi Trends, Inc.                                                                         610,185
     16,593    1 Hibbett Sporting Goods, Inc.                                                              532,801
     24,500    1 Rex Stores Corp.                                                                          403,760
     16,300      Sonic Automotive, Inc.                                                                    511,005
      6,800      Stage Stores, Inc.                                                                        218,212
     27,000      Talbots, Inc.                                                                             637,200
     24,200    1 Zale Corp.                                                                                665,984
     15,987    1 Zumiez, Inc.                                                                              525,972
                 TOTAL SPECIALTY RETAIL                                                      $           5,125,985
                 TELECOM SERVICES-0.4%
     38,493      Orbcomm, Inc.                                                                             466,150
                 TEXTILES, APPAREL & LUXURY GOODS-1.5%
     21,700      Kellwood Co.                                                                              711,760
     37,400      Stride Rite Corp.                                                                         645,524
      8,800      Unifirst Corp.                                                                            365,464
                 TOTAL TEXTILES, APPAREL & LUXURY GOODS                                      $           1,722,748
                 THRIFTS & MORTGAGE FINANCE-2.9%
     34,400      Corus Bankshares, Inc.                                                                    732,720
     37,400      First Niagara Financial Group, Inc.                                                       541,926
     20,600      Flagstar Bancorp, Inc.                                                                    298,906
      6,800      IndyMac Bancorp, Inc.                                                                     264,452
     17,800      MAF Bancorp, Inc.                                                                         799,932
     41,500      Partners Trust Financial Group, Inc.                                                      472,685
      8,800      PFF Bancorp, Inc.                                                                         298,056
                 TOTAL THRIFTS & MORTGAGE FINANCE                                            $           3,408,677
                 TOBACCO-0.5%
     12,500      Universal Corp.                                                                           604,125
                 TRADING COMPANIES & DISTRIBUTIONS-0.3%
     12,600    1 United Rentals, Inc.                                                                      324,450
                 TRANSPORTATION-0.5%
     13,203    1 Force Protection, Inc.                                                                    237,522
     11,600    1 SAIA, Inc.                                                                                309,140
                 TOTAL  TRANSPORTATION                                                       $             546,662
                    TOTAL COMMON STOCKS                                                      $         114,320,869
                    (IDENTIFIED COST $97,523,966)
               2 MUTUAL FUND-3.6%
  4,190,692      MTB Prime Money Fund, Corporate Shares (7 Day Net Yield 4.98%)              $           4,190,692
                 (AT NET ASSET VALUE)
                 TOTAL INVESTMENT --- 100.7%                                                 $         118,511,561
                 (IDENTIFIED COST $101,714,658)3
                 OTHER ASSETS AND LIABILITIES --- NET --- (0.7)%                             $           (826,513)
                 TOTAL NET ASSETS --- 100%                                                   $         117,685,048

1    Non-income producing security.

2    Affiliated company.

3 At January 31, 2007, the cost of investments for federal tax purposes was $101,714,658. The net unrealized appreciation of investments for federal tax purposes was $16,796,903. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,754,960 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,958,057.

     Note:The categories of investments are shown as a percentage of total net assets at January 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.








MTB TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                1 SHORT-TERM MUNICIPALS--99.5%
                  COLORADO--4.5%
  $ 5,000,000     Colorado Springs, CO Utility System, Lien - (Series A), Weekly VRDNs (Dexia Credit Local LIQ),       $   5,000,000
                  3.610%, 2/1/2007
                  FLORIDA--3.2%
    3,500,000     Tampa, FL, Occupational License Tax Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ),        3,500,000
                  3.500%, 2/7/2007
                  GEORGIA--3.3%
    1,600,000     DeKalb County, GA  MFH, Winterscreek Apts Weekly VRDNs (FNMA COL), 3.530%, 2/7/2007                      1,600,000
    2,000,000     Hapeville, GA Development Authority Industrial, Refunding Revenue Bonds Daily VRDNs (Bank of             2,000,000
                  America N.A. LOC), 3.650%, 2/1/2007
                  TOTAL GEORGIA                                                                                        $   3,600,000
                  INDIANA--13.1%
    1,830,000     Elkhart County, IN, Hubbard Hill Estates Weekly VRDNs (Fifth Third Bank INV), 3.650%, 2/2/2007           1,830,000
    4,250,000     Indiana State Educational Facilities Authority, St Josephs Weekly VRDNs (Fifth Third Bank LOC),          4,250,000
                  3.620%, 2/1/2007
    4,000,000     Indianapolis, IN Local Public Improvement Bond Bank, 3.55% CP (BNP Paribas LOC), Mandatory Tender        4,000,000
                  2/6/2007
    1,000,000     Mt. Vernon, IN, Pollution Control & Solid Waste Revenue Refunding Bonds (Series 2004), Daily             1,000,000
                  VRDNs (General Electric Co.), 3.650%, 2/1/2007
    3,300,000     Mt. Vernon, IN, Pollution Control Revenue Bonds  Daily VRDNs (General Electric Co.), 3.680%,             3,300,000
                  2/1/2007
                  TOTAL INDIANA                                                                                        $  14,380,000
                  MARYLAND--0.9%
    1,032,000     Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Bank of America            1,032,000
                  N.A. LOC), 3.600%, 2/1/2007
                  MONTANA--0.9%
    1,000,000     Montana State Health Facilities Authority, Revenue Bond Weekly VRDNs (FGIC INS), 3.630%, 2/1/2007        1,000,000
                  NEVADA--1.8%
    2,000,000     Clark County, NV, Motor Vehicle Fuel, 3.54% CP (Landesbank Hessen-Thueringen LOC), Mandatory             2,000,000
                  Tender 4/5/2007
                  NEW YORK--14.8%
    2,000,000     Clarence, NY CSD, 4.50% TANs, 6/29/2007                                                                  2,005,867
    1,400,000     New York City, NY Municipal Water Finance Authority Daily VRDNs (FGIC INS)/(FGIC Securities              1,400,000
                  Purchase, Inc. LIQ), 3.650%, 2/1/2007
    1,000,000     New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Subseries C-4)          1,000,000
                  Daily VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.690%, 2/1/2007
    1,700,000     New York City, NY, (2004 Series A-6), Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC),            1,700,000
                  3.450%, 2/7/2007
    3,000,000     New York State Power Authority, 3.55% CP, Mandatory Tender 3/1/2007                                      3,000,000
      500,000     Ontario County, NY Industrial Development Agency, (Series 2003A), Weekly VRDNs (Frederick Ferris           500,000
                  Thompson Hospital)/(Key Bank, N.A. LOC), 3.510%, 2/7/2007
    3,000,000     Suffolk County, NY, 4.25% TRANs, 8/16/2007                                                               3,012,170
    1,150,000     Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000A), Weekly VRDNs         1,150,000
                  (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.450%, 2/7/2007
    2,490,000     Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000D), Weekly VRDNs         2,490,000
                  (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 3.470%, 2/7/2007
                  TOTAL NEW YORK                                                                                       $  16,258,037
                  NORTH CAROLINA--1.5%
    1,600,000     Durham, NC Water & Sewer Utility System, Refunding Revenue Bonds Weekly VRDNs (Wachovia Bank N.A.        1,600,000
                  LIQ), 3.510%, 2/7/2007
                  PENNSYLVANIA--43.8%
    2,500,000     Allegheny County Sanitation Authority, Revenue Bonds, 6.00% Bonds (MBIA Insurance Corp. INS)/(PRF        2,597,797
                  12/1/2007@102), 12/1/2019
    2,500,000     Allegheny County, PA HDA, (Series A), 6.00% Bonds (MBIA Insurance Corp. LOC )/(PRF 9/1/2007@100),        2,534,914
                  9/1/2010
      700,000     Allegheny County, PA HDA, Refunding Revenue Bonds Weekly VRDNs (FNMA LOC), 3.610%, 2/1/2007                700,000
    2,115,000     Allegheny County, PA HDA, Variable Rate Demand Hospital Revenue Bonds (Series B of 1998), 3.58%          2,115,000
                  TOBs (South Hills Health System)/(PNC Bank, N.A. LOC) Mandatory Tender 4/1/2007
    1,900,000     Allegheny County, PA Higher Education Building Authority, (Series 1998), Daily VRDNs (Carnegie           1,900,000
                  Mellon University)/(Landesbank Hessen-Thueringen (GTD) SA), 3.690%, 2/1/2007
    1,550,000     Allegheny County, PA IDA Weekly VRDNs (Western PA Humane Society)/(National City Bank,                   1,550,000
                  Pennsylvania LOC), 3.740%, 2/1/2007
    2,685,000     Allentown, PA Commercial and IDA, (Series 1999), Daily VRDNs (Diocese of Allentown)/                     2,685,000
                  (Wachovia Bank N.A. LOC), 3.690%, 2/1/2007
    1,100,000     Beaver County, PA IDA, Refunding Revenue Bond Weekly VRDNs (Atlantic Richfield-GTD)/(BP PLC GTD),        1,100,000
                  3.490%, 2/7/2007
    3,650,000     Chester County, PA IDA, (Series of 2001), Daily VRDNs (Archdiocese of Philadelphia)/                     3,650,000
                  (Wachovia Bank N.A. LOC), 3.690%, 2/1/2007
    1,900,000     Delaware County, PA IDA, Refunding Revenue Bonds Daily VRDNs (United Parcel Services-GTD),               1,900,000
                  3.690%, 2/1/2007
    1,005,000     Delaware County, PA IDA, Weekly VRDNs, (Scott Paper Co.) 3.550%, 2/7/2007                                1,005,000
    1,985,000     Delaware County, PA PCR, (Series 2001 A), 3.52% CP (Exelon Generation Co. LLC)/                          1,985,000
                  (Wachovia Bank N.A. LOC), Mandatory Tender 4/11/2007
      400,000     Delaware Valley, PA Regional Finance Authority Weekly VRDNs (Bayerische Landesbank LOC), 3.520%,           400,000
                  2/7/2007
    1,100,000     Emmaus, PA General Authority, (Series A), Weekly VRDNs (Wachovia LIQ)(FSA INS), 3.650%, 2/1/2007         1,100,000
    2,275,000     Lancaster County, PA Hospital Authority, Refunding Revenue Bonds Weekly VRDNs (AMBAC INS)/(PNC           2,275,000
                  Bank, N.A. LIQ), 3.500%, 2/7/2007
    3,000,000     Montgomery County, PA IDA, 3.52% CP, (BNP Paribas-LOC) Mandatory Tender 2/12/2007                        3,000,000
    1,900,000     Northampton County, PA IDA Weekly VRDNs (Bank of America LOC), 3.610%, 2/1/2007                          1,900,000
    1,375,000     Pennsylvania State Higher Education Facilities Authority, (Series 2002B), Weekly VRDNs (Drexel           1,375,000
                  University)/(Landesbank Hessen-Thueringen (GTD) LOC), 3.610%, 2/1/2007
    1,575,000     Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah            1,575,000
                  College)/(PNC Bank, N.A. LOC), 3.640%, 2/1/2007
    1,060,000     Pennsylvania State Turnpike Commission, (Series Q of 1998), Daily VRDNs (Westdeutsche Landesbank         1,060,000
                  Girozentrale/Bayerische Landesbank, Landesbank Baden-Wurttemberg LIQ),  3.690%, 2/1/2007
    2,400,000     Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder                    2,400,000
                  Services)/(PNC Bank, N.A. LOC), 3.690%, 2/1/2007, WDL 33%, Bayerische 33%, Baden 33%
    3,600,000     Philadelphia, PA Gas Works, (Series A-2), Weekly VRDNs (Bank of Nova Scotia and JPMorgan Chase           3,600,000
                  Bank, N.A. LOCs), 3.670%, 2/1/2007
    3,375,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2004), Weekly VRDNs          3,375,000
                  (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 3.610%, 2/1/2007
    1,655,000     Pittsburgh, PA, GO UT, (PRF 9/1/2007@100), 5.50% Bonds, 9/1/2013                                         1,673,189
      800,000     University of Pittsburgh, (Series 2000A), Weekly VRDNs (GO of University LOC)/(DEPFA-SPA),                 800,000
                  3.470%, 2/7/2007
                  TOTAL PENNSYLVANIA                                                                                   $  48,255,900
                  TEXAS--6.4%
    2,000,000     Arlington, TX Independent School District, 5.00% Bonds (PRF 2/15/2007@100), 2/15/2015                    2,001,212
    5,000,000     Texas State, (Series 2006), 4.50% TRANs, 8/31/2007                                                       5,025,927
                  TOTAL TEXAS                                                                                          $   7,027,139
                  UTAH--1.6%
    1,800,000     Emery County, UT, PCR (Series 1991), Weekly VRDNs (Pacificorp)/(BNP Paribas Securities Corp. and         1,800,000
                  Credit Suisse, Zurich LOCs), 3.530%, 2/7/2007
                  VERMONT--3.7%
    1,000,000     Vermont Educational and Health Buildings Financing Agency, VHA New England (Series C), Weekly            1,000,000
                  VRDNs (AMBAC INS), 3.510%, 2/7/2007
    3,100,000     Vermont Educational and Health Buildings Financing Agency, VHA New England (Series E), Weekly            3,100,000
                  VRDNs (AMBAC INS), 3.510%, 2/7/2007
                  TOTAL VERMONT                                                                                        $   4,100,000
                  TOTAL INVESTMENTS -99.5%                                                                             $ 109,553,076
                  (AT AMORTIZED COST)2
                  OTHER ASSETS AND LIABILITIES-NET-0.5%                                                                $     520,566
                  TOTAL NET ASSETS-100%                                                                                $ 110,073,642

     Securities that are subject to the federal alternative minimum tax (AMT) represent 3.0% of the portfolio as calculated based upon total market value.
   1 Current rate and next reset date shown for Variable Rate Demand Notes.
   2 Also represents cost for federal tax purposes.


Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 CP    --Commercial Paper
 CSD   --Central School District
 FGIC  --Financial Guaranty Insurance Company
 FNMA  --Federal National Mortgage Association
 FSA   --Financial Security Assurance
 GO    --General Obligation
 GTD   --Guaranteed
 HDA   --Hospital Development Authority
 IDA   --Industrial Development Authority
 INS   --Insured
 INV   --Investment Agreement
 LIQ   --Liquidity Agreement
 LOCs  --Letter(s) of  Credit
 MFH   --Multi-Family Housing
 PCR   --Pollution Control Revenue
 PRF   --Pre-refunded
 SA    --Support Agreement
 TANs  --Tax Anticipation Notes
 TOBs  --Tender Option Bonds
 TRANs --Tax and Revenue Anticipation Notes
 UT    --Unlimited Tax
 VHA   --Veterans Housing Administration
 VRDNs --Variable Rate Demand Notes









MTB U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL            VALUE
  AMOUNT OR SHARES

                   COLLATERALIZED MORTGAGE OBLIGATIONS--14.1%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--3.7%
  $    255,381     (Series 2617-GW), REMIC, 3.500%, 6/15/2016                                                          $     248,875
       859,740     (Series 2707-PW), REMIC, 4.000%, 7/15/2014                                                                850,477
     1,032,252     (Series R001-AE), REMIC, 4.375%, 4/15/2015                                                              1,004,434
       314,516     (Series 2643-LA), REMIC, 4.500%, 1/15/2011                                                                313,670
       105,000     (Series 1686-PJ), REMIC, 5.000%, 2/15/2024                                                                104,428
        10,825     (Series 141-D), REMIC, 5.000%, 5/15/2021                                                                   10,785
        10,169     (Series 1637-GA), REMIC, 5.800%, 6/15/2023                                                                 10,167
       593,532     (Series 2446D-LA), REMIC, 5.800%, 9/15/2016                                                               593,878
        26,267     (Series 136-E), REMIC,  6.000%, 4/15/2021                                                                  26,177
     1,668,097     (Series 1666H), REMIC, 6.250%, 9/15/2023                                                                1,681,035
         9,862     (Series 112-I), REMIC, 6.500%, 1/15/2021                                                                    9,858
       279,000     (Series 1577-PK), REMIC, 6.500%, 9/15/2023                                                                287,969
       176,000     (Series 1644-K), REMIC, 6.750%, 12/15/2023                                                                182,455
       775,574     (Series 1920-H), REMIC, 7.000%, 1/15/2012                                                                 790,975
        54,510     (Series 6-C), REMIC, 9.050%, 6/15/2019                                                                     55,857
                   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                            6,171,040
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.3%
     5,935,000     (Series 0530B-BU), REMIC, 5.000%, 3/25/2024                                                             5,874,725
       152,000     (Series 1994-3-PL), REMIC, 5.500%, 1/25/2024                                                              150,907
     1,843,044     (Series 2004-51-KF), REMIC, 5.670%, 8/25/2022                                                           1,846,336
       159,426     (Series 2002-52-QA), REMIC, 6.000%, 7/18/2032                                                             160,384
       255,593     (Series 1993-113-PK), REMIC, 6.500%, 7/25/2023                                                            260,241
       246,194     (Series 1993-127-H), REMIC, 6.500%, 7/25/2023                                                             251,018
       132,684     (Series 1993-202-J), REMIC, 6.500%, 11/25/2023                                                            135,622
       181,000     Series 1994-55-H), REMIC, 7.000%, 3/25/2024                                                               189,229
                   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                             8,868,462
                   WHOLE LOAN--5.1%
     1,044,991     Bank of America Mortgage Securities 2003-2, 3.520%, 2/25/2034                                           1,023,150
     1,658,339     Bank of America Mortgage Securities 2003-2, 3.561%, 2/25/2034                                           1,627,954
     4,256,403     Indymac INDA Mortgage Loan Trust 2005-AR1, 5.097%, 11/25/2035                                           4,186,439
     1,865,459     Morgan Stanley Mortgage Loan Trust (Series 2004-1), Class 1A8, 4.750%, 11/25/2018                       1,820,257
                   TOTAL WHOLE LOAN                                                                                        8,657,800
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                              23,697,302
                    (IDENTIFIED COST $23,967,782)
                   CORPORATE BONDS--5.4%
                   BANK--0.6%
     1,000,000     First Tennessee Bank, N.A., 4.625%, 5/15/2013                                                             946,905
                   CAPITAL MARKETS--0.3%
       500,000     Morgan Stanley, 5.750%, 10/18/2016                                                                        503,972
                   DIVERSIFIED FINANCIAL SERVICES--0.6%
     1,000,000     Bank of America Corp., 7.125%, 10/15/2011                                                               1,071,196
                   FOOD & STAPLES RETAILING--0.7%
     1,200,000     Sysco Corp., 5.375%, 9/21/2035                                                                          1,126,103
                   FOOD PRODUCTS--1.1%
       750,000     Archer-Daniels-Midland Co., 5.375%, 9/15/2035                                                             696,987
     1,200,000     Kraft Foods, Inc., 5.625%, 11/1/2011                                                                    1,210,299
                   TOTAL FOOD PRODUCTS                                                                                     1,907,286
                   GAS UTILITIES--0.3%
       500,000     Bay State Gas Co., 9.200%, 6/6/2011                                                                       566,675
                   INSURANCE-0.7%
     1,000,000 1,2 Ohio National Life Insurance Co., 8.500%, 5/15/2026                                                     1,165,448
                   SOVEREIGN U.S. GOVERNMENT GUARANTIES-0.2%
       275,000     El Salvador, Government of, 6.530%, 7/1/2007                                                              276,094
                   U.S. GOVERNMENT GUARANTEE-0.9%
       742,000     American Heavy Lift Shipping, 5.382%, 6/1/2017                                                            740,444
       760,000     Vessel Management Service, 6.750%, 6/15/2025                                                              815,078
                   TOTAL U.S. GOVERNMENT GUARANTEE                                                                         1,555,522
                   TOTAL CORPORATE BONDS                                                                                   9,119,201
                    (IDENTIFIED COST $9,139,568)
                   GOVERNMENT AGENCIES-29.3%
                   DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT-0.8%
       400,000     7.140%, 8/1/2007                                                                                          403,446
     1,010,000     7.660%, 8/1/2015                                                                                        1,021,119
                   TOTAL DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT                                                       1,424,565
                   FEDERAL FARM CREDIT SYSTEM-1.2%
     2,000,000     4.250%, 7/29/2008                                                                                       1,973,989
                   FEDERAL HOME LOAN BANK SYSTEM--3.4%
     2,000,000     3.375%, 7/21/2008                                                                                       1,948,423
       175,000     4.470%, 2/22/2007                                                                                         174,892
     2,000,000     5.375%, 5/18/2016                                                                                       2,039,976
     1,435,000     6.625%, 11/15/2010                                                                                      1,507,858
                   TOTAL FEDERAL HOME LOAN BANK SYSTEM                                                                     5,671,149
                   FEDERAL HOME LOAN MORTGAGE CORPORATION--11.8%
       500,000     3.875%, 6/15/2008                                                                                         491,605
     2,000,000     4.125%, 10/18/2010                                                                                      1,938,286
     3,000,000     4.750%, 1/19/2016                                                                                       2,920,405
     2,000,000     5.125%, 10/18/2016                                                                                      1,998,801
     2,000,000     5.200%, 3/5/2019                                                                                        1,945,220
     2,000,000     5.250%, 11/5/2012                                                                                       1,988,130
     2,000,000     5.250%, 4/18/2016                                                                                       2,018,626
     5,000,000     5.750%, 6/27/2016                                                                                       5,149,254
       175,000     6.943%, 3/21/2007                                                                                         175,397
     1,000,000     8.250%, 6/1/2026                                                                                        1,284,291
                   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                           19,910,015
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION--6.7%
     2,500,000     2.450%, 2/17/2009                                                                                       2,450,222
     3,000,000     5.250%, 8/1/2012                                                                                        3,007,799
     5,500,000     6.470%, 9/25/2012                                                                                       5,844,767
                   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                            11,302,788
                   OVERSEAS PRIVATE INVESTMENT CORPORATION-1.3%
     2,134,650     6.600%, 5/30/2016                                                                                       2,232,884
                   PRIVATE EXPORT FUNDING CORPORATION-1.5%
       500,000     6.490%, 7/15/2007                                                                                         502,711
     2,000,000     7.200%, 1/15/2010                                                                                       2,111,967
                   TOTAL PRIVATE EXPORT FUNDING CORPORATION                                                                2,614,678
                   SMALL BUSINESS ADMINISTRATION--1.4%
       118,249     5.600%, 9/1/2008                                                                                          118,450
        54,774     6.200%, 11/1/2007                                                                                          54,940
       210,586     6.700%, 3/1/2016                                                                                          216,272
       508,841     6.700%, 12/1/2016                                                                                         523,421
     1,195,313     6.950%, 11/1/2016                                                                                       1,234,224
        44,799     7.300%, 5/1/2017                                                                                           46,576
        52,005     7.300%, 9/1/2019                                                                                           54,562
         4,989     8.850%, 8/1/2011                                                                                            5,193
        31,655     9.250%, 2/1/2008                                                                                           32,030
        62,899     9.650%, 5/1/2010                                                                                           65,537
                   TOTAL SMALL BUSINESS ADMINISTRATION                                                                     2,351,205
                   STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN-0.8%
     1,388,427     (Series 2004-9XS), 6.000%, 2/25/2035                                                                    1,375,286
                   TENNESSE VALLEY AUTHORITY--0.4%
       620,199     7.430%, 4/1/2022                                                                                          620,199
                   TOTAL GOVERNMENT AGENCIES                                                                              49,476,758
                    (IDENTIFIED COST $49,350,096)
                   MORTGAGE BACKED SECURITIES--33.6%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION-10.5%
     3,897,205     Pool G02296,  5.000%, 6/1/2036                                                                          3,749,355
     3,928,347     Pool 852527, 5.500%, 5/1/2036                                                                           3,870,159
     3,588,758     Pool C78010, 5.500%, 4/1/2033                                                                           3,550,179
     2,546,192     Pool A18401, 6.000%, 2/1/2034                                                                           2,560,594
       795,717     Pool E00540, 6.000%, 3/1/2013                                                                             802,456
     1,627,033     Pool G01831, 6.000%, 5/1/2035                                                                           1,635,854
       704,968     Pool C63959, 6.500%, 2/1/2032                                                                             718,798
         3,447     Pool 180250, 7.000%, 7/1/2008                                                                               3,452
           188     Pool 180299, 7.000%, 8/1/2008                                                                                 188
        15,917     Pool 180931, 7.000%, 11/1/2008                                                                             15,950
         2,392     Pool E61956, 7.000%, 11/1/2010                                                                              2,409
         2,402     Pool 170020, 7.500%, 6/1/2008                                                                               2,411
           371     Pool 181063, 7.500%, 12/1/2010                                                                                372
         2,245     Pool 287773, 7.500%, 3/1/2017                                                                               2,305
       157,712     Pool 299147, 7.500%, 8/1/2017                                                                             161,916
       175,424     Pool C80328, 7.500%, 7/1/2025                                                                             182,019
       416,989     Pool G01425, 7.500%, 5/1/2032                                                                             430,841
           200     Pool 160026, 8.000%, 9/1/2007                                                                                 200
           268     Pool 180398, 8.000%, 1/1/2010                                                                                 269
        13,335     Pool 181361, 8.000%, 11/1/2008                                                                             13,371
         1,328     Pool 555014, 8.000%, 12/1/2010                                                                              1,332
           432     Pool 160033, 8.250%, 12/1/2007                                                                                433
         1,520     Pool 252892, 8.250%, 5/1/2009                                                                               1,523
         2,168     Pool 251573, 8.500%, 9/1/2009                                                                               2,174
        82,278     Pool 300161, 8.500%, 8/1/2017                                                                              85,333
           878     Pool 538733, 9.000%, 9/1/2019                                                                                 932
                   TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                                                           17,794,825
                   FEDERAL NATIONAL MORTGAGE ASSOCIATION-21.9%
     5,000,000     TBA, 4.500%, 2/1/2037                                                                                   4,654,687
     5,000,000     TBA, 6.000%, 2/1/2037                                                                                   5,018,750
     3,556,170     Pool 695818, 5.000%, 4/1/2018                                                                           3,493,160
     1,971,839     Pool 745355, 5.000%, 3/1/2036                                                                           1,895,184
     3,932,034     Pool 763704, 5.000%, 4/1/2034                                                                           3,790,235
     1,940,706     Pool 797663, 5.000%, 9/1/2035                                                                           1,865,261
     1,788,482     Pool 255933, 5.500%, 10/1/2035                                                                          1,761,990
     4,574,782     Pool 833143, 5.500%, 9/1/2035                                                                           4,507,018
       898,372     Pool 843323, 5.500%, 10/1/2035                                                                            885,065
     2,749,503     Pool 848236, 5.500%, 1/1/2036                                                                           2,708,776
     1,896,220     Pool 868574, 5.500%, 4/1/2036                                                                           1,868,133
        30,239     Pool 190817, 6.000%, 5/1/2009                                                                              30,246
           989     Pool 261790, 6.000%, 1/1/2014                                                                                 996
       444,177     Pool 323419, 6.000%, 12/1/2028                                                                            447,078
       656,617     Pool 545051, 6.000%, 9/1/2029                                                                             661,863
       211,748     Pool 252439, 6.500%, 5/1/2029                                                                             216,191
        77,958     Pool 431587, 6.500%, 8/1/2028                                                                              79,594
       129,640     Pool 436746, 6.500%, 8/1/2028                                                                             132,448
       600,522     Pool 440401, 6.500%, 8/1/2028                                                                             613,327
       397,015     Pool 485678, 6.500%, 3/1/2029                                                                             405,346
        78,131     Pool 494375, 6.500%, 4/1/2029                                                                              79,770
     1,041,858     Pool 725418, 6.500%, 5/1/2034                                                                           1,062,298
       257,321     Pool 334593, 7.000%, 5/1/2024                                                                             264,847
       236,764     Pool 604867, 7.000%, 1/1/2025                                                                             242,597
       132,117     Pool 625596, 7.000%, 2/1/2032                                                                             135,639
         5,177     Pool 044046, 7.500%, 2/1/2014                                                                               5,191
         2,710     Pool 001467, 8.000%, 1/1/2010                                                                               2,716
         8,564     Pool 007238, 8.000%, 6/1/2008                                                                               8,580
        18,327     Pool 202957, 8.000%, 8/1/2021                                                                              18,956
         5,169     Pool 001465, 8.250%, 7/1/2009                                                                               5,183
         1,460     Pool 021356, 8.500%, 3/1/2012                                                                               1,464
        20,598     Pool 039862, 9.750%, 9/1/2017                                                                              21,887
                   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                            36,884,476
                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-1.2%
       666,842     Pool 581522, 6.000%, 5/15/2033                                                                            674,740
       556,996     Pool 592505, 6.000%, 4/15/2033                                                                            563,361
        86,004     Pool 346572, 7.000%, 5/15/2023                                                                             89,030
        83,726     Pool 364004, 7.000%, 10/20/2023                                                                            86,370
       216,409     Pool 484269, 7.000%, 9/15/2028                                                                            223,636
           148     Pool 016002, 7.500%, 5/15/2007                                                                                148
           617     Pool 016535, 7.500%, 4/15/2007                                                                                617
           140     Pool 322137, 7.500%, 6/20/2007                                                                                140
        16,218     Pool 019784, 8.000%, 9/15/2007                                                                             16,255
         6,081     Pool 190557, 8.000%, 12/15/2016                                                                             6,137
         4,400     Pool 338217, 8.000%, 10/15/2007                                                                             4,417
         3,908     Pool 392400, 8.000%, 7/15/2024                                                                              4,079
        19,063     Pool 402603, 8.000%, 2/15/2010                                                                             19,378
        11,567     Pool 409703, 8.000%, 12/15/2009                                                                            11,693
         3,667     Pool 025463, 8.250%, 6/15/2008                                                                              3,679
         3,223     Pool 407264, 8.375%, 4/15/2010                                                                              3,272
        22,807     Pool 001893, 8.500%, 10/20/2009                                                                            23,245
         8,528     Pool 064335, 8.500%, 9/15/2008                                                                              8,538
       111,525     Pool 780356, 8.500%, 10/15/2008                                                                           111,797
         8,233     Pool 780440, 8.500%, 11/15/2017                                                                             8,621
        47,586     Pool 001061, 9.000%, 4/20/2023                                                                             50,468
         9,003     Pool 001886, 9.000%, 10/20/2024                                                                             9,556
         2,767     Pool 023641, 9.000%, 10/15/2008                                                                             2,799
        12,445     Pool 146927, 9.000%, 9/15/2016                                                                             13,140
        13,081     Pool 188603, 9.000%, 11/15/2016                                                                            13,811
        43,245     Pool 208196, 9.000%, 2/15/2017                                                                             45,661
                   TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                          1,994,588
                   TOTAL MORTGAGE BACKED SECURITIES                                                                       56,673,889
                    (IDENTIFIED COST $56,988,041)
                   TAXABLE MUNICIPALS--1.1%
       165,000     Miami, FL, Rent Revenue Series 1998, 8.650%, 7/1/2019 (Lease payments guaranteed by U.S.                  196,398
                   Government)
     1,110,000     Tacoma, WA, Lease Revenue Bond, 8.200%, 9/15/2013 (Lease payments guaranteed by U.S. Government)        1,220,179
       501,864     Tobacco Settlement Financing Corp., NJ, 6.360%, 5/15/2025                                                 500,891
                   TOTAL TAXABLE MUNICIPALS (IDENTIFIED COST $2,009,273)                                                   1,917,468
                   U.S. TREASURY--14.2%
                   U.S. TREASURY BONDS--4.3%
     3,786,000     4.500%, 2/15/2036                                                                                       3,544,051
     3,500,000     5.375%, 2/15/2031                                                                                       3,699,062
                   TOTAL U.S. TREASURY BONDS                                                                               7,243,113
                   U.S. TREASURY NOTES-9.9%
     2,691,885     3.500%, 1/15/2011                                                                                       2,805,028
     1,100,000     3.625%, 5/15/2013                                                                                       1,030,906
       550,000     3.875%, 2/15/2013                                                                                         523,445
     1,000,000     4.000%, 11/15/2012                                                                                        960,000
       600,000     4.000%, 2/15/2014                                                                                         570,937
     1,790,000     4.000%, 2/15/2015                                                                                       1,694,067
       779,000     4.125%, 5/15/2015                                                                                         742,850
     1,200,000     4.250%, 11/15/2013                                                                                      1,161,937
        20,000     4.250%, 11/15/2014                                                                                         19,272
     1,355,000     4.250%, 8/15/2015                                                                                       1,301,998
     2,000,000     4.500%, 11/15/2015                                                                                      1,954,375
     4,000,000     4.875%, 10/31/2008                                                                                      3,993,750
                   TOTAL U.S. TREASURY NOTES                                                                              16,758,565
                   TOTAL U.S. TREASURY                                                                                    24,001,678
                    (IDENTIFIED COST $24,085,387)
                   MUTUAL FUNDS--0.0%
         1,395     SSgA Money Market Fund (7 Day Net Yield 5.00%)                                                              1,395
           140     SSgA US Government Money Market Fund (7 Day Net Yield 4.89%)                                                  140
                   TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)                                                                     1,535
                   REPURCHASE AGREEMENT-6.2%
  $ 10,521,889     Interest in $10,521,889 repurchase agreement 5.26%, dated 1/31/2007, under which Credit Suisse         10,521,889
                   First Boston LLC will repurchase a U.S. Government Agency security maturing on 4/4/2007 for
                   $10,523,426 on 2/1/2007.  The market value of the underlying security at the end of the period was $10,732,530. (AT COST)
                   TOTAL INVESTMENTS-103.9%                                                                              175,409,720
                    (IDENTIFIED COST $176,063,571)3
                   OTHER ASSETS AND LIABILITIES-NET-(3.9%)                                                               (6,656,443)
                   TOTAL NET ASSETS---100%                                                                             $ 168,753,277

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $1,165,448 which represented 0.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2007, these liquid restricted securities amounted to $1,165,448, which represented 0.7% of total net assets.

3 At January 31, 2007, the cost of investments for federal tax purposes was $176,523,259. The net unrealized depreciation of investments for federal tax purposes was $1,113,539. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,785,428 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,898,967.


Note:         The categories of investments are shown as a percentage of total net assets at January 31, 2007.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


The following acronyms are used throughout this portfolio:

 REMIC --Real Estate Mortgage Investment Conduit
 TBA   --To Be Announced








MTB U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                    GOVERNMENT AGENCIES--72.5%
                    FEDERAL FARM CREDIT SYSTEM--12.4%
  $ 300,000,000   1 Floating Rate Notes, 5.206% - 5.210%, 2/1/2007 - 2/20/2007                                       $   299,993,526
                    FEDERAL HOME LOAN BANK SYSTEM--5.1%
    125,000,000   2 Discount Notes, 5.145%, 2/23/2007                                                                    124,606,979
                    FEDERAL HOME LOAN MORTGAGE CORPORATION-27.9%
    682,532,000   2 Discount Notes, 4.990% - 5.145 %, 2/6/2007 - 9/18/2007                                               676,198,602
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--27.1%
    664,123,000   2 Discount Notes, 5.060% - 5.255 %, 3/6/2007 - 7/18/2007                                               655,453,665
                    TOTAL GOVERNMENT AGENCIES                                                                          1,756,252,772
                    REPURCHASE AGREEMENTS--27.9%
    100,000,000     Interest in $100,000,000 repurchase agreement 5.09%, dated 1/31/2007, under which Goldman            100,000,000
                    Sachs & Co. will repurchase a U.S. Treasury security with a maturity date of 11/15/2016 for
                    $100,014,139 on 2/1/2007.  The market value of the underlying security at the end of the period was $102,015,213.
    575,000,000     Interest in $575,000,000 repurchase agreement 5.18%, dated 1/31/2007, under which J. P.              575,000,000
                    Morgan Chase Securities, Inc. will repurchase U.S. Treasury securities with various maturities to 7/15/2013 for $575,082,736 on 2/1/2007.  The market value of the underlying security at the end of the period was $587,295,373.
                    TOTAL REPURCHASE AGREEMENTS                                                                          675,000,000
                    TOTAL INVESTMENTS---100.4%                                                                         2,431,252,772
                     (AT AMORTIZED COST)3
                    OTHER ASSETS AND LIABILITIES-NET-(0.4%)                                                             (10,293,523)
                    TOTAL NET ASSETS---100%                                                                          $ 2,420,959,249

   1 Floating rate note with current rate and next reset date shown. 2 Discount rate at time of purchase.
   3 Also represents cost for federal tax purposes.


Note:          The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.






MTB U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

    PRINCIPAL    DESCRIPTION                                                                                                   VALUE
    AMOUNT
                 U.S. TREASURY--51.6%
                 U.S. TREASURY BILLS-40.0%
  $ 350,000,000  United States Treasury Bills, 4.790% - 4.900%, 3/8/2007 - 7/5/2007                                      345,983,750
                 U.S. TREASURY NOTES-11.6%
    100,000,000  United States Treasury Notes, 4.375% - 6.250%, 2/15/2007 - 5/15/2007                                     99,923,541
                    TOTAL U.S. TREASURY                                                                                  445,907,291
                 REPURCHASE AGREEMENTS--48.6%
    190,000,000  Interest in $190,000,000 repurchase agreement 5.090%, dated 1/31/2007, under which Goldman Sachs &      190,000,000
                 Co. will repurchase U.S. Treasury securities with various maturities to 11/15/2016 for
                 $190,026,864 on 2/1/2007.  The market value of the underlying securities at the end of the period was $193,828,806.
    195,000,000  Interest in $195,000,000 repurchase agreement 5.180%, dated 1/31/2007, under which J.P. Morgan          195,000,000
                 Chase Securities, Inc. will repurchase U.S. Treasury securities with various maturities to
                 4/15/2010 for $195,028,058 on 2/1/2007.  The market value of the underlying securities at the end of the period was $199,128,854.
     35,587,000  Interest in $35,587,000 repurchase agreement 4.800%, dated 1/31/2007, under which State Street           35,587,000
                 Corp. will repurchase U.S. Treasury securities with various maturities to 4/30/2011 for
                 $35,591,745 on 2/1/2007.  The market value of the underlying securities at the end of the period was $36,301,966.
                    TOTAL REPURCHASE AGREEMENTS                                                                          420,587,000
                    TOTAL INVESTMENTS-100.2%                                                                             866,494,291
                    (AT AMORTIZED COST)1
                    OTHER ASSETS AND LIABILITIES-NET-(0.2)%                                                              (1,501,289)
                    TOTAL NET ASSETS-100%                                                                              $ 864,993,002

----------------------------------------------------
   1 Also represents cost for federal tax purposes.
----------------------------------------------------

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.







MTB VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
January 31, 2007 (unaudited)

    PRINCIPAL     DESCRIPTION                                                                                                  VALUE
    AMOUNT OR
    SHARES
                1 MUNICIPAL BONDS--99.0%
                  DISTRICT OF COLUMBIA--3.2%
                  AIRPORT--3.2%
  $   245,000     Metropolitan Washington, DC Airports Authority, Revenue Bond (Series D), 5.375% (FSA INS),            $    259,622
                  10/1/2018
      335,000     Metropolitan Washington, DC Airports Authority, Revenue Bond (Series D), 5.375% (FSA INS),                 354,474
                  10/1/2019
                  TOTAL AIRPORT                                                                                              614,096
                  TOTAL DISTRICT OF COLUMBIA                                                                                 614,096
                  PUERTO RICO--8.1%
                  FACILITIES--4.2%
      705,000     Puerto Rico Commonwealth Infrastructure Financing Authority, (Series C) Special Tax Refunding              808,015
                  Bonds, 5.500% (FGIC LOC), 7/1/2020
                  GENERAL--1.4%
      250,000     Puerto Rico Public Finance Corp., Revenue Bonds (Series A), 5.000% (United States Treasury and             262,777
                  United States Government PRF 8/1/2011 @ 100)(MBIA Insurance Corp. INS)/(Original Issue Yield:
                  5.150%), 8/1/2031
                  GENERAL OBLIGATION--1.1%
      215,000     Commonwealth of Puerto Rico, GO UT (Series A), 5.000% (Original Issue Yield: 5.020%), 7/1/2033             221,833
                  TRANSPORTATION--1.4%
      250,000     Puerto Rico Highway and Transportation Authority, Revenue Bonds (Series W), 5.500% (Original Issue         266,932
                  Yield: 5.620%), 7/1/2013
                  TOTAL PUERTO RICO                                                                                        1,559,557
                  VIRGINIA--87.7%
                  DEVELOPMENT--10.4%
      250,000     Alexandria, VA, IDA, Revenue Bond, 5.000% (Episcopal High School), 1/1/2029                                261,202
       50,000     Chesterfield County, VA, IDA, Revenue Bond, 4.750% (Original Issue Yield: 4.900%), 11/1/2016                51,545
      705,000     Frederick County, VA, IDA, Revenue Bond, 5.000% (AMBAC INS), 12/1/2014                                     755,252
      250,000     Fredericksburg VA, IDA, Revenue Bond, 5.350% (Mary Washington College)/(Original Issue Yield:              261,522
                  5.480%), 4/1/2029
      500,000     Montgomery County, VA, IDA, Revenue Bond (Series C), 5.125% (MBIA Insurance Corp. INS)/(Original           520,640
                  Issue Yield: 5.300%), 1/15/2019
      100,000     Virginia Beach, VA, Development Authority, Social Services Facility, 5.000% (AMBAC INS)/(Original          103,949
                  Issue Yield: 5.050%), 12/1/2017
       50,000     Virginia Beach, VA, Development Authority, Town Center Project Phase I (Series A), 4.250%                   50,995
                  (Original Issue Yield: 4.320%), 8/1/2013
                  TOTAL DEVELOPMENT                                                                                        2,005,105
                  FACILITIES--2.7%
      500,000     Virginia Beach, VA, Development Authority Residential Care Facilities, (Westminster Canterbury),           514,900
                  5.375% (Original Issue Yield: 5.420%), 11/1/2032
                  GENERAL--1.4%
      250,000   2 Virginia Beach, VA, Public Improvement (Series B), 5.000%, 5/1/2020                                        271,865
                  GENERAL OBLIGATION--11.2%
      500,000     Alexandria, VA, Public Improvements, GO UT Bond, 5.750% (United States Treasury PRF 6/15/2010 @            536,365
                  101), 6/15/2014
      350,000     Arlington County, VA, Public Improvement, GO UT Bond, 5.250% (United States Treasury PRF 2/1/2012          373,817
                  @ 100), 2/1/2015
      500,000     Loudoun County, VA, GO UT Bond (Series B), 5.250%, 12/1/2014                                               550,010
      300,000     Roanoke, VA, GO UT (Series B), 5.000% (FGIC INS), 10/1/2011                                                313,236
      350,000     Winchester, VA, Public Improvements, 5.625% (State and Local Government PRF 6/1/2010 @ 101)(State          374,195
                  Aid Withholding INS)/(Original Issue Yield: 5.670%), 6/1/2018
                  TOTAL GENERAL OBLIGATION                                                                                 2,147,623
                  HIGHER EDUCATION--3.6%
      120,000     Henrico County, VA, IDA, Revenue Bond, 5.100% (The Collegiate School)/(Original Issue Yield:               123,269
                  5.150%), 10/15/2029
      500,000     Virginia College Building Authority, Refunding Revenue Bonds, 5.250% (MBIA Insurance Corp.                 574,515
                  LOC)/(Original Issue Yield: 5.050%), 1/1/2031
                  TOTAL HIGHER EDUCATION                                                                                     697,784
                  MEDICAL--11.3%
      650,000     Albemarle County, VA, IDA, Martha Jefferson Hospital Revenue Bonds, 5.250% (Obligated Group),              689,735
                  10/1/2015
      250,000     Fairfax County, VA, IDA, Revenue Bond, 5.000% (Inova Health System)/(Original Issue Yield:                 267,948
                  5.350%), 8/15/2023
      100,000     Fairfax County, VA, IDA, Revenue Bonds, 5.000% (Inova Health System)/(FSA INS)/(Original Issue             105,968
                  Yield: 5.300%), 8/15/2013
      720,000     Fairfax County, VA, IDA, Revenue Refunding Bonds, 5.250% (Inova Health System)/(Original Issue             788,314
                  Yield: 5.350%), 8/15/2019
      250,000     Henrico County, VA, EDA, Bon Secours Health System, Inc Revenue Bond (Series A), 5.600% (Obligated         264,003
                  Group)/(Original Issue Yield: 5.700%), 11/15/2030
       50,000     Virginia Beach, VA, Development Authority, 5.125% (Virginia Beach, VA General Hospital)/(AMBAC              54,397
                  INS)/(Original Issue Yield: 5.400%), 2/15/2018
                  TOTAL MEDICAL                                                                                            2,170,365
                  MULTIFAMILY HOUSING--10.8%
      115,000     Alexandria, VA, Redevelopment and Housing Authority, Buckingham Village Apts Revenue Bonds, 5.500%         116,762
                  (Pershing Drive Associates LP)/(Original Issue Yield: 5.526%), 1/1/2029
      500,000     Arlington County, VA, IDA, Colonial Village Revenue Bond, 5.150% (AHC LP-2), 11/1/2031                     517,675
      580,000     Suffolk, VA, Redevelopment & Housing Authority, Revenue Bonds (Series A), 5.600% (Hope Village             610,885
                  Preservation)/(FNMA LIQ), 2/1/2033
      300,000     Virginia State Housing Development Authority Multi-Family, (Series G), 5.000%, 11/1/2013                   305,787
      500,000     Virginia State Housing Development Authority, Rental Housing (Series N), 5.125% (GO of Authority           517,595
                  INS), 1/1/2015
                  TOTAL MULTIFAMILY HOUSING                                                                                2,068,704
                  POLLUTION--1.1%
      200,000     Chesterfield County, VA, IDA, Revenue Bond, 5.875% (Virginia Electric & Power Co.), 6/1/2017               214,428
                  TRANSPORTATION--6.8%
      200,000     Richmond, VA, Metropolitan Authority, Refunding Revenue Bonds, 5.250% (FGIC LOC)/(Original Issue           218,062
                  Yield: 5.020%), 7/15/2017
    1,000,000     Virginia Commonwealth Transportation Board, Revenue Bonds, 5.000%, 9/28/2015                             1,083,940
                  TOTAL TRANSPORTATION                                                                                     1,302,002
                  UTILITIES--14.2%
      500,000     Prince William County, VA, Service Authority Water & Sewer System, Revenue Bonds, 5.500% (United           525,600
                  States Government PRF 7/1/2009 @ 101)(FGIC INS)/(Original Issue Yield: 5.650%), 7/1/2019
    1,000,000     Richmond, VA, Public Utility, Revenue Bonds (Series A), 5.250% (Original Issue Yield: 5.270%),           1,020,980
                  1/15/2018
      500,000     Southeastern Public Service Authority, VA, Refunding Revenue Bonds, 5.000% (AMBAC LOC)/(Original           536,340
                  Issue Yield: 5.070%), 7/1/2015
      575,000     Upper Occoquan Sewage Authority, VA, Revenue Bonds (Series A), 5.150% (MBIA Insurance Corp. INS),          639,009
                  7/1/2020
                  TOTAL UTILITIES                                                                                          2,721,929
                  WATER--14.2%
      630,000     Fairfax County, VA, Water Authority, Refunding Revenue Bonds, 6.000% (Original Issue Yield:                644,723
                  6.281%), 4/1/2022
      140,000     Fairfax County, VA, Water Authority, Revenue Bond, 5.000% (Original Issue Yield: 5.200%), 4/1/2016         143,077
      750,000     Fairfax County, VA, Water Authority, Revenue Bond, 5.800% (Escrowed in U.S. Treasuries                     808,305
                  COL)/(Original Issue Yield: 5.850%), 1/1/2016
      100,000     Fairfax County, VA, Water Authority, Revenue Refunding Bonds, 5.000% (Original Issue Yield:                110,444
                  5.220%), 4/1/2021
      500,000     Norfolk, VA, Water Revenue, Revenue Bonds, 5.750% (MBIA Insurance Corp. INS)/(Original Issue               505,780
                  Yield: 5.950%), 11/1/2012
      500,000     Norfolk, VA, Water Revenue, Revenue Bonds, 5.875% (MBIA Insurance Corp. INS)/(Original Issue               505,820
                  Yield: 6.100%), 11/1/2015
                  TOTAL WATER                                                                                              2,718,149
                  TOTAL VIRGINIA                                                                                          16,832,854
                  TOTAL MUNICIPAL BONDS (IDENTIFIED COST $18,468,494)                                                     19,006,507
                3 MUTUAL FUND--0.2%
       46,973     Virginia Municipal Cash Trust, Institutional Shares (7 Day Net Yield 3.15%)(AT NET ASSET VALUE)             46,973
                  TOTAL INVESTMENTS --- 99.2%                                                                             19,053,480
                  (IDENTIFIED COST $18,515,467)4
                  OTHER ASSETS AND LIABILITIES --- NET --- 0.8%                                                              147,986
                  TOTAL NET ASSETS --- 100%                                                                             $ 19,201,466

1 Securities that are subject to the federal alternative minimum tax (AMT) represent 15.7% of the portfolio as calculated based upon total market value.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2007, these restricted securities amounted to $271,865, which represented 1.4% of total net assets.

3    Affiliated company.

4 At January 31, 2007, the cost of investments for federal tax purposes was $18,503,908. The net unrealized appreciation of investments for federal tax purposes was $549,572. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $596,814 and net unrealized depreciation from investments for those securities having an excess of cost over value of $47,242.



INVESTMENT VALUATION
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


    Note: The categories of investments are shown as a percentage of total net assets at January 31, 2007.

    The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 EDA   --Economic Development Authority
 FGIC  --Financial Guaranty Insurance Corporation
 FNMA  --Federal National Mortgage Association
 FSA   --Financial Security Assurance
 GO    --General Obligation
 IDA   --Industrial Development Authority
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 PRF   --Prerefunded
 UT    --Unlimited Tax


















ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MTB GROUP OF FUNDS

BY          /S/ RICHARD N. PADDOCK
            RICHARD N. PADDOCK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 26, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ CHARLES L. DAVIS, JR.
            CHARLES L. DAVIS, JR.
            PRINCIPAL EXECUTIVE OFFICER

DATE        March 26, 2007


BY          /S/ RICHARD N. PADDOCK
            RICHARD N. PADDOCK
            PRINCIPAL FINANCIAL OFFICER

DATE        March 26, 2007